As filed with the Securities and Exchange Commission on April 28, 2006
================================================================================


                                File No. 333-70065


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER THE
                       [X]   SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 8


                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                       [X]     Amendment No. 20

                        (Check appropriate box or boxes)

               AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

One American Square, Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1877

                              John C. Swhear, Esq.
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

Title of Securities Being Registered: Interests in individual variable annuity contracts



It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485


 X
_____    on  May 1, 2006     pursuant to paragraph (b) of Rule 485
            ---------------


_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____ this post-effective amendment designates a new effective date for a previously filed amendment.





                                                 CROSS REFERENCE SHEET
                                                 Pursuant to Rule 495

               Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information)
                             of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------
 1. Cover Page ...........................  Cover Page
 2. Definitions ..........................  Definitions
 3. Synopsis .............................  Summary; Expense Table
 4. Condensed Financial Information ......  Not Applicable
 5. General Description of Registrant,
    Depositor, and Portfolio Companies....  Information About AUL, The Variable
                                            Account, and the Funds; Voting of
                                            Shares of the Funds
 6. Deductions and Expenses ..............  Charges and Deductions
 7. General Description of Variable
    Annuity Contracts ....................  The Contracts; Premiums and Account
                                            Values During the Accumulation
                                            Period; Distributions; Summary
 8. Annuity Period .......................  Distributions
 9. Death Benefit ........................  Distributions
10. Purchases and Contract Values ........  Premiums and Account Values During
                                            the Accumulation Period
11. Redemptions ..........................  Distributions
12. Taxes ................................  Federal Tax Matters
13. Legal Proceedings ....................  Other Information
14. Table of Contents for the Statement
    of Additional Information ............  Statement of Additional Information
                                            Table of Contents

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional Information         Statement of Additional Information
Item of Form N-4                            Caption
-----------------------------------         ------------------------------------
15. Cover Page ...........................  Cover Page
16. Table of Contents ....................  Table of Contents
17. General Information and History ......  General Information and History
18. Services .............................  Custody of Assets; Independent
                                            Auditors
19. Purchase of Securities Being Offered .  Distribution of Contracts;
                                            (Prospectus) Charges and Deductions
20. Underwriters .........................  Distribution of Contracts
21. Calculation of Performance Data ......  Performance Information
22. Annuity Payments .....................  (Prospectus) Distributions
23. Financial Statements .................  Financial Statements

PART C - OTHER INFORMATION
Item of Form N-4                            Part C Caption
----------------                            --------------
24. Financial Statements and Exhibits ....  (Statement of Additional
                                            Information) Financial Statements
                                            and Exhibits
25. Directors and Officers of the
    Depositor.............................  Directors and Officers of AUL
26. Persons Controlled By or Under
    Common Control with the Depositor or
    Registrant............................  Persons Controlled By or Under
                                            Common Control of Depositor or
                                            Registrant
27. Number of Contractowners .............  Number of Contractholders
28. Indemnification ......................  Indemnification
29. Principal Underwriters ...............  Principal Underwriters
30. Location of Accounts and Records .....  Location of Accounts and Records
31. Management Services ..................  Management Services
32. Undertakings..........................  Undertakings
    Signatures .........................    Signatures

                                   PROSPECTUS
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS
    OFFERED BY: AMERICAN UNITED LIFE INSURANCE COMPANY(R); ONE AMERICAN SQUARE
                   INDIANAPOLIS, INDIANA 46282; (317) 285-1877
                        VARIABLE PRODUCTS SERVICE OFFICE:
  P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127; (800) 537-6442; WWW.AUL.COM

This Prospectus describes individual variable annuity contracts (the "Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company") subject to approval in individual states. AUL designed the Contracts for use in connection with retirement plans and deferred compensation plans for individuals. Contract Owners may use the Contracts in connection with retirement plans that meet the requirements of Sections 401(a), 403(b), 408, 408A or 457 of the Internal Revenue Code.

This Prospectus describes a flexible premium contract: Contracts for which Premiums may vary in amount and frequency, subject to certain limitations. The Contract provides for the accumulation of values on either a variable basis, a fixed basis, or both. The Contract also provides several options for fixed and variable annuity payments to begin on a future date.

A Contract Owner may allocate Premiums designated to accumulate on a variable basis to one or more of the Investment Accounts of a separate account of AUL. The separate account is named the AUL American Individual Variable Annuity Unit Trust (the "Variable Account"). Each Investment Account invests exclusively in shares of one of the following Mutual Fund Portfolios:

AIM Variable Insurance Funds                                         Neuberger Berman Advisers Management Trust
Alger American Fund                                                  Old Mutual Insurance Series, Fund
American Century(R) Variable Portfolios, Inc.                        OneAmerica Funds, Inc.
Calvert Variable Series, Inc.                                        Pioneer Variable Contracts Trust
Dreyfus Investment Portfolios                                        T. Rowe Price Equity Series, Inc.
Dreyfus Variable Investment Fund                                     T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds                Timothy Plan(R) Portfolio Variable Series
Fidelity(R) Variable Insurance Products Funds                        Vanguard Variable Insurance Fund
Janus Aspen Series

Premiums allocated to an Investment Account of the Variable Account will increase or decrease in dollar value depending on the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. In the alternative, a Contract Owner may allocate Premiums to AUL's Fixed Account. Such allocations will earn interest at rates that are paid by AUL as described in "The Fixed Account(s)."

This Prospectus concisely sets forth information about the Contracts and the Variable Account that a prospective investor should know before investing. Certain additional information is contained in a "Statement of Additional Information," dated May 1, 2006 which has been filed with the Securities and Exchange Commission (the "SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the Statement of Additional Information without charge by calling or writing to AUL at the telephone number or address indicated above. A post card affixed to the printed prospectus can be remove to send for a Statement of Additional Information. The table of contents of the Statement of Additional Information is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus should be accompanied by the current prospectuses for the fund or funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2006.

                                TABLE OF CONTENTS

Description                                                                Page
DEFINITIONS ..........................................................      4
SUMMARY ..............................................................      6
  Purpose of the Contracts ...........................................      6
  The Variable Account and the Funds .................................      6
  Summary of the Fixed Accounts ......................................      8
     Market Value Adjusted Fixed Accounts ............................      8
     Non-Market Value Adjusted Fixed Account .........................      8
  Premiums ...........................................................      8
  Right to Examine ...................................................      8
  Transfers ..........................................................      8
  Charges ............................................................      8
  Distributions ......................................................      8
     Withdrawals .....................................................      8
     Loan Privileges .................................................      8
     The Death Benefit ...............................................      9
  Ongoing Dollar Cost Averaging Program ..............................      9
  Portfolio Rebalancing Program ......................................      9
  Portfolio Optimization Program .....................................      9
  Contacting AUL .....................................................      9
EXPENSE TABLE ........................................................      9
CONDENSED FINANCIAL INFORMATION ......................................     11
INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS .............................................     17
  American United Life Insurance Company(R) ..........................     17
  Variable Account ...................................................     17
  The Funds ..........................................................     17
  OneAmerica Funds, Inc. .............................................     18
     OneAmerica Asset Director Portfolio .............................     18
     OneAmerica Investment Grade Bond Portfolio ......................     18
     OneAmerica Money Market Portfolio ...............................     18
     OneAmerica Value Portfolio ......................................     18
  AIM Variable Insurance Funds .......................................     18
     AIM V.I. Dynamics Fund ..........................................     18
     AIM V.I. Financial Services Fund ................................     18
     AIM V.I. Global Health Care Fund ................................     18
     AIM V.I. High Yield Fund ........................................     18
     AIM V.I. Real Estate Fund .......................................     18
     AIM V.I. Utilities Fund .........................................     19
  Alger American Fund ................................................     19
     Alger American Growth Portfolio .................................     19
     Alger American Small Capitalization Portfolio ...................     19
  American Century(R) Variable Portfolios, Inc. ......................     19
     American Century(R) VP Income& Growth Portfolio .................     19
     American Century(R) VP International Portfolio ..................     19
     American Century(R) VP Ultra(R) .................................     19
     American Century(R) VP Vista(SM) ................................     19
  Calvert Variable Series, Inc. ......................................     19
     Calvert Social Mid Cap Growth Portfolio .........................     19
  Dreyfus Investment Portfolios ......................................     20
    Dreyfus DIP Technology Growth Portfolio ..........................     20
  Dreyfus Variable Investment Fund ...................................     20
     Dreyfus VIF Appreciation Portfolio ..............................     20
  Fidelity(R) Variable Insurance Products Freedom Funds ..............     20
     Fidelity(R) VIP Freedom 2005 Portfolio ..........................     20
     Fidelity(R) VIP Freedom 2010 Portfolio ..........................     20
INFORMATION ABOUT AUL, THE VARIABLE
  ACCOUNT, AND THE FUNDS (continued)
  Fidelity(R) Variable Insurance Products Freedom
  Funds (continued)
     Fidelity(R) VIP Freedom 2015 Portfolio ..........................     20
     Fidelity(R) VIP Freedom 2020 Portfolio ..........................     20
     Fidelity(R) VIP Freedom 2025 Portfolio ..........................     20
     Fidelity(R) VIP Freedom 2030 Portfolio ..........................     21
     Fidelity(R) VIP Freedom Income Portfolio ........................     21
  Fidelity(R) Variable Insurance Products Fund .......................     21
     Fidelity(R) VIP Asset Manager(SM) Portfolio .....................     21
     Fidelity(R) VIP Contrafund(R) Portfolio .........................     21
     Fidelity(R) VIP Equity-Income Portfolio .........................     21
     Fidelity(R) VIP Growth Portfolio ................................     21
     Fidelity(R) VIP High Income Portfolio ...........................     21
     Fidelity(R) VIP Index 500 Portfolio .............................     21
     Fidelity(R) VIP Overseas Portfolio ..............................     21
  Janus Aspen Series .................................................     22
     Janus Aspen Series Flexible Bond Portfolio ......................     22
     Janus Aspen Series Worldwide Growth Portfolio ...................     22
  Neuberger Berman Advisers Management Trust .........................     22
     NB AMT Fasciano Portfolio .......................................     22
     NB AMT Limited Maturity Bond Portfolio ..........................     22
     NB AMT Regency Portfolio ........................................     22
  Old Mutual Insurance Series Fund ...................................     22
     Old Mutual Columbus Circle Technology & .........................
         Communications Portfolio ....................................     22
     Old Mutual Growth II Portfolio ..................................     23
     Old Mutual Mid-Cap Portfolio ....................................     23
     Old Mutual Small Cap Portfolio ..................................     23
  Pioneer Variable Contracts Trust ...................................     23
     Pioneer Fund VCT Portfolio ......................................     23
     Pioneer Growth Opportunities VCT Portfolio ......................     23
  T. Rowe Price Equity Series, Inc. ..................................     23
     T. Rowe Price Blue Chip Growth Portfolio ........................     23
     T. Rowe Price Equity Income Portfolio ...........................     23
     T. Rowe Price Mid-Cap Growth Portfolio ..........................     23
  T. Rowe Price Fixed Income Series, Inc. ............................     24
     T. Rowe Price Limited-Term Bond Portfolio .......................     24
  Timothy Plan(R) Portfolio Variable Series ..........................     24
     Timothy Plan(R) Conservative Growth Variable ....................     24
     Timothy Plan(R) Strategic Growth Variable .......................     24
  Vanguard Variable Insurance Fund ...................................     24
     Vanguard VIF Mid-Cap Index Portfolio ............................     24
     Vanguard VIF Small Company Growth Portfolio .....................     24
     Vanguard VIF Total Bond Market Index Portfolio ..................     24
THE CONTRACTS ........................................................     24
     General .........................................................     24
PREMIUMS AND ACCOUNT VALUES ..........................................
  DURING THE ACCUMULATION PERIOD .....................................     25
     Application for a Contract ......................................     25
     Premiums Under the Contracts ....................................     25
     Right to Examine Period .........................................     25
     Allocation of Premiums ..........................................     25
     Transfers of Account Value ......................................     25

Description                                                                Page
PREMIUMS AND ACCOUNT VALUES
  DURING THE ACCUMULATION PERIOD (continued)
  Abusive Trading Practices ..........................................     26
     Late Trading ....................................................     26
     Market Timing ...................................................     26
  Dollar Cost Averaging Program ......................................     26
  Ongoing Dollar Cost Averaging Program ..............................     27
  Portfolio Rebalancing Program ......................................     27
  Portfolio Optimization Program .....................................     27
     The Service .....................................................     27
     The Portfolio Optimization Models ...............................     28
     Periodic Updates of the Portfolio Optimization
     Model and Notices of Updates ....................................     28
     Selecting a Portfolio Optimization Model ........................     28
     Quarterly Reports ...............................................     29
     Risks ...........................................................     29
  Contract Owner's Variable Account Value ............................     29
     Accumulation Units ..............................................     29
     Accumulation Unit Value .........................................     29
     Net Investment Factor ...........................................     29
CHARGES AND DEDUCTIONS ...............................................     30
  Premium Tax Charge .................................................     30
  Withdrawal Charge ..................................................     30
  Mortality and Expense Risk Charge ..................................     30
  Annual Contract Fee ................................................     30
  Rider Charges ......................................................     30
  Other Charges ......................................................     30
  Variations in Charges ..............................................     30
  Guarantee of Certain Charges .......................................     30
  Expenses of the Funds ..............................................     30
DISTRIBUTIONS ........................................................     31
  Cash Withdrawals ...................................................     31
  Loan Privileges ....................................................     31
  Death Proceeds Payment Provisions ..................................     32
     Standard Contractual Death Benefit ..............................     32
     Enhanced Death Benefit Rider ....................................     32
     Death of the Owner ..............................................     32
     Death of the Annuitant ..........................................     32
  Payments from the Variable Account .................................     32
  Annuity Period .....................................................     32
     General .........................................................     32
     Fixed Payment Annuity ...........................................     33
     Variable Payment Annuity ........................................     33
     Payment Options .................................................     33
     Selection of an Option ..........................................     33
THE FIXED ACCOUNT(S) .................................................     34
  Summary of the Fixed Accounts ......................................     34
     Non-Market Value Adjusted Fixed Account .........................     34
     Market Value Adjusted Fixed Account .............................     34
  Withdrawals ........................................................     34
  Transfers ............................................. ............     35
  Contract Charges ...................................................     35
  Payments from the Fixed Account(s) .................................     35
MORE ABOUT THE CONTRACTS ............................... .                 35
  Designation and Change of Beneficiary ..............................     35
  Assignability ......................................................     35
  Proof of Age and Survival ..........................................     35
  Misstatements ......................................................     35
  Acceptance of New Premiums .........................................     35
  Optional Benefits ..................................................     36
     Enhanced Death Benefit Rider ....................................     36
     Guaranteed Minimum Annuitization
     Benefit Rider ...................................................     36
FEDERAL TAX MATTERS ..................................................     36
  Introduction .......................................................     36
  Diversification Standards ..........................................     36
  Taxation of Annuities in General-
     Non-Qualified Plans .............................................     36
  Additional Considerations ..........................................     37
  Qualified Plans ....................................................     38
  Qualified Plan Federal Taxation Summary ............................     39
  403(b) Programs-Constraints on Withdrawals .........................     39
  401 or 403(b) Programs-Loan Privileges .............................     40
OTHER INFORMATION ....................................................     40
  Voting of Shares of the Funds ......................................     40
  Substitution of Investments ........................................     40
  Changes to Comply with Law and Amendments ..........................     41
  Reservation of Rights ..............................................     41
  Periodic Reports ...................................................     41
  Legal Proceedings ..................................................     41
  Legal Matters ......................................................     41
  Financial Statements ...............................................     41
STATEMENT OF ADDITIONAL
  INFORMATION ........................................................     42
PROSPECTUS EXHIBIT 1 - FORM ADV PART II ..............................     42

                                   DEFINITIONS

Various terms commonly used in this Prospectus are defned as follows:

403(b) PLAN - An arrangement by a public school organiation or an organization that is described in Section 501(c)(3) of the Internal Revenue Code, including certain charitable, educational and scientific organiztions, under which employees are permitted to take advantage of the federl income tax deferral benefits provided for in Section 403(b) of the Internal Revenue Code.

408 or 408A PLAN - A plan of individual retirement accunts or annuities, including a simplified employee pension plan, SIMPLE IRA or Roth IRA plan established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 PLAN - A plan established by a unit of a state or local government or a tax-exempt organization under Section 457 of the Internal Revenue Code.

ACCOUNT VALUE - The total of a Contract Owner's value in the Variable Account, the Fixed Account(s) and the Loan Account. Initially, it is equal to the initial Premium less any applicable Premium tax and thereafter will reflect the net result of Premiums, investment experience, charges deducted, and any withdrawals taken.

ACCUMULATION PERIOD - The period starting on the Contract Date and ending when the Contract is terminated, either through surrender, withdrawal(s), annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons on whose life or lives annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY DATE - The first day of any month in which an annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of annuity payments are made to an Annuitant, contingent Annuitant, or Beneficiary.

ANNUITY PERIOD - The period during which annuity payments are made.

ASSUMED INTEREST RATE (AIR) - The investment rate built into the Variable Payment Annuity table used to determine the first annuity payment.

AUL - American United Life Insurance Company(R) .

BENEFICIARY - The person having the right to receive the death proceeds, if any, payable upon the death of the Contract Owner during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period under any Annuity Option other than a survivorship option (i.e., Option 3-under which the contingent Annuitant has the right to benefits payable upon the death of an Annuitant).

BUSINESS DAY - A day on which AUL's Home Office is customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving.

CASH VALUE - An Owner's Account Value plus or minus any applicable Market Value Adjustment.

CONTRACT ANNIVERSARY - The yearly anniversary of the Contract Date.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date the initial Premium is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER - The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. A trustee or custodian may be designated to exercise an Owner's rights and responsibilities under a Contract in connection with a retirement plan that meets the requirements of Section 401 or 408 of the Internal Revenue Code. An administrator, custodian, or other person performing similar functions may be designated to exercise an Owner's responsibilities under a Contract in connection with a 403(b) or 457 Program. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, or administrator.

CONTRACT YEAR - A period beginning with one Contract Anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary.

DEATH PROCEEDS - The amount payable to the Beneficiary by reason of the death of the Annuitant or Owner during the Accumulation Period in accordance with the terms of the Contract.

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code.

FIXED ACCOUNT - An account that is part of our General Account, and is not part of or dependent on the investment performance of the Variable Account.

FIXED ACCOUNT VALUE - The total value under a Contract allocated to any of the Fixed Account(s).

FUNDS - A diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEED PERIOD - The period of time in years that the interest rate on an MVA Fixed Account is guaranteed. Guaranteed Periods may be 1, 3, 5, 7, or 10 years in length or other duration offered from time to time by AUL.

HOME OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127,
(800) 537-6442. www.aul.com.

HR-10 PLAN - An Employee Benefit Plan established by a self-employed person in accordance with Section 401 of the Internal Revenue Code.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular mutual fund.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MARKET VALUE ADJUSTMENT - An upward or downward adjustment in the value of an MVA Fixed Account if withdrawals or transfers are made prior to the expiration of the Guaranteed Period.

MVA FIXED ACCOUNT - A subaccount of the Fixed Account, having a particular Guaranteed Period, and subject to a Market Value Adjustment.

NET CASH VALUE - Cash Value less outstanding loan and loan interest.

OWNER - See "Contract Owner."

PREMIUM(S) - The amounts paid to AUL as consideration for the Contract. In those states that require the payment of Premium tax upon receipt of a premium by AUL, the term "premium" shall refer to the amount received by AUL net of the amount deducted for premium tax.

PROPER NOTICE - Notice that is received at our Home Office in a form that is acceptable to Us.

SEPARATE ACCOUNT - AUL American Individual Variable Annuity Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding mutual fund portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date. Generally, the Valuation Date is "closed" at or about 4:00 p.m. eastern standard time, on each day the NYSE is open for trading. The Valuation Date may close earlier than 4:00 p.m. EST if the NYSE closes earlier than 4:00 p.m. and it is possible to determine the net asset value at that time.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract which is invested in one or more Investment Accounts.

WE - "We," "Us," or "Our," means AUL.

YOU - "You" or "Your," means the Owner of this Policy.

                                     SUMMARY

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Later sections of this Prospectus, the Statement of Additional Information, and the Contract provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Variable Account. The pertinent Contract and "The Fixed Account" section of this Prospectus briefly describe the Fixed Account.

PURPOSE OF THE CONTRACTS

AUL offers the individual variable annuity contracts ("Contracts") described in this Prospectus for use in connection with taxable contribution retirement plans and deferred compensation plans for individuals (collectively "non-Qualified Plans"). AUL also offers the Contracts for use by individuals in connection with retirement plans that meet the requirements of Sections 401, 403(b), 457, 408 or 408A of the Internal Revenue Code, using pre-tax contributions (collectively "Qualified Plans"). While variable annuities may provide a Contract Owner with additional investment and insurance or annuity-related benefits when used in connection with such a tax qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Contract Owners flexibility in attaining investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed and variable annuity payments. During the Accumulation Period, a Contract Owner can allocate Premiums to the various Investment Accounts of the Variable Account or to the Fixed Account. See "The Contracts."

Investors should carefully consider the tax benefits and disadvantages of a Contract, and should consult a tax advisor. The tax benefits can be important for investors seeking retirement income. The Contract may be disadvantageous for those who do not plan to use the Contract as a source of retirement income. The tax treatment may not be important for investors using the Contract in connection with certain Qualified Plans. Investors should also consider the investment and annuity benefits offered by the Contracts.

                       THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Premiums designated to accumulate on a variable basis to the Variable Account. See "Variable Account." The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following mutual funds:

INVESTMENT ACCOUNT AND
CORRESPONDING
MUTUAL FUND PORTFOLIO                    MUTUAL FUND                             INVESTMENT ADVISOR
------------------------------           -----------------                       -------------------------
oneAmerica Asset Director Portfolio      OneAmerica Funds, Inc.                  American United Life Insurance Company(R)
OneAmerica Investment Grade Bond         OneAmerica Funds, Inc.                  American United Life Insurance Company(R)
  Portfolio
OneAmerica Money Market Portfolio        OneAmerica Funds, Inc.                  American United Life Insurance Company(R)
OneAmerica Value Portfolio               OneAmerica Funds, Inc.                  American United Life Insurance Company(R)
AIM V.I. Dynamics Fund                   AIM Variable Insurance Funds            A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                    Institutional (N.A.), Inc.
AIM V.I. Financial Services Fund         AIM Variable Insurance Funds            A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                    Institutional (N.A.), Inc.
AIM V.I. Global Health                   AIM Variable Insurance Funds            A I M Advisors, Inc., Sub-adviser INVESCO
  Care Fund (Formerly AIM V.I.                                                      Institutional (N.A.), Inc.
  Health Sciences Fund)
AIM V.I. High Yield Fund                 AIM Variable Insurance Funds            A I M Advisors, Inc.
AIM V.I. Real Estate Fund                AIM Variable Insurance Funds            A I M Advisors, Inc.
AIM V.I. Utilities Fund                  AIM Variable Insurance Funds            A I M Advisors, Inc., Sub-adviser INVESCO
                                                                                    Institutional (N.A.), Inc.
Alger American Growth Portfolio          Alger American Fund                     Fred Alger Management, Inc.
Alger American Small Capitalization
  Portfolio                              Alger American Fund                     Fred Alger Management, Inc.
American Century(R) VP Income& Growth    American Century(R) Variable            American Century(R) Investment Management, Inc.
  Portfolio                                 Portfolios, Inc.
American Century(R) VP International     American Century(R) Variable            American Century(R) Investment Management, Inc.
  Portfolio                                 Portfolios, Inc.
American Century(R) VP Ultra(R)          American Century(R) Variable            American Century(R) Investment Management, Inc.
                                            Portfolios, Inc.
American Century(R) VP Vista(SM)         American Century(R) Variable            American Century(R) Investment Management, Inc.
Calvert Social Mid Cap Growth               Portfolios, Inc.
  Portfolio                              Calvert Variable Series, Inc.           Calvert Asset Management Corporation
Dreyfus DIP Technology Growth
  Portfolio                              Dreyfus Investment Portfolios           Dreyfus Investments, a division of Dreyfus Service
                                                                                    Corporation, Dreyfus Investment Portfolios
Dreyfus VIF Appreciation Portfolio       Dreyfus Variable Investment Fund        The Dreyfus Corporation, Fayez Sarofim & Co.,
                                                                                    Sub-adviser, Dreyfus Variable Investment Fund

INVESTMENT ACCOUNT AND
CORRESPONDING
MUTUAL FUND PORTFOLIO                        MUTUAL FUND                                 INVESTMENT ADVISOR
------------------------------               -----------------                           -------------------------

Fidelity(R) VIP Asset Manager(SM)            Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
   Portfolio                                    Fund
Fidelity(R) VIP Contrafund(R) Portfolio      Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Fund
Fidelity(R) VIP Equity-Income Portfolio      Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Fund
Fidelity(R) VIP Freedom 2005 Portfolio       Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Freedom 2010 Portfolio       Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Freedom 2015 Portfolio       Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Freedom 2020 Portfolio       Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Freedom 2025 Portfolio       Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Freedom 2030 Portfolio       Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Freedom Income Portfolio     Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Freedom Funds
Fidelity(R) VIP Growth Portfolio             Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Fund
Fidelity(R) VIP High Income Portfolio        Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Fund
Fidelity(R) VIP Index 500 Portfolio          Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Fund

Fidelity(R) VIP Overseas Portfolio           Fidelity(R) Variable Insurance Products     Fidelity(R) Management & Research Company
                                                Fund

Janus Aspen Series Flexible Bond             Janus Aspen Series                          Janus Capital Management LLC
   Portfolio
Janus Aspen Series Worldwide Growth          Janus Aspen Series                          Janus Capital Management LLC
   Portfolio
NB AMT Fasciano Portfolio                    Neuberger Berman Advisers Management        Neuberger Berman Management Inc.
                                                Trust
NB AMT Limited Maturity Bond Portfolio       Neuberger Berman Advisers Management        Neuberger Berman Management Inc.
                                                Trust
NB AMT Regency Portfolio                     Neuberger Berman Advisers Management        Neuberger Berman Management Inc.
                                                Trust
Old Mutual Columbus Circle Technology &      Old Mutual Insurance Series Fund            Old Mutual Capital, Inc.
   Communications Portfolio (Formerly
   Liberty Ridge Technology &
   Communications Portfolio)
Old Mutual Growth II Portfolio               Old Mutual Insurance Series Fund            Old Mutual Capital, Inc.
   (Formerly Liberty Ridge
   Growth II Portfolio)
Old Mutual Mid-Cap Portfolio                 Old Mutual Insurance Series Fund            Old Mutual Capital, Inc.
   (Formerly Liberty Ridge
   Mid-Cap Portfolio)
Old Mutual Small Cap Portfolio               Old Mutual Insurance Series Fund            Old Mutual Capital, Inc.
   (Formerly Liberty Rigde
   Small Cap Portfolio)
Pioneer Fund VCT Portfolio                   Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
Pioneer Growth Opportunities                 Pioneer Variable Contracts Trust            Pioneer Investment Management, Inc.
   VCT Portfolio
T. Rowe Price Equity Income                  T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
   Portfolio
T. Rowe Price Blue Chip Growth               T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
   Portfolio
T. Rowe Price Limited-Term Bond              T. Rowe Price Fixed Income                  T. Rowe Price Associates, Inc.
   Portfolio                                    Series, Inc.
T. Rowe Price Mid-Cap Growth                 T. Rowe Price Equity Series, Inc.           T. Rowe Price Associates, Inc.
   Portfolio
Timothy Plan(R) Conservative                 Timothy Plan(R) Portfolio Variable          The Timothy Plan(R), Inc.
   Growth Variable                              Series
Timothy Plan(R) Strategic                    Timothy Plan(R) Portfolio Variable          The Timothy Plan(R), Inc.
   Growth Variable                              Series
Vanguard VIF Mid-Cap Index Portfolio         Vanguard Variable Insurance Fund            The Vanguard Group, Inc.
Vanguard VIF Small Company Growth            Vanguard Variable Insurance Fund            The Vanguard Group, Inc.
   Portfolio
Vanguard VIF Total Bond Market Index         Vanguard Variable Insurance Fund            The Vanguard Group, Inc.
   Portfolio

Each of the Funds has a different investment objective. A Contract Owner may allocate Premiums to one or more of the Investment Accounts available under a Contract. Premiums allocated to a particular Investment Account will increase or decrease in dollar value depending upon the investment performance of the corresponding mutual fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Contract Owner bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

SUMMARY OF THE FIXED ACCOUNTS

A Contract Owner may allocate Premiums to one of several fixed accounts which are part of AUL's general account. The Contracts will offer either Market Value Adjusted (MVA) fixed accounts or a Non-MVA fixed account. The MVA and Non-MVA Fixed Account(s) may not be available in all states.

MARKET VALUE ADJUSTED FIXED ACCOUNTS

Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. AUL will credit the Fixed Account the declared interest rate for the duration selected unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. If such a distribution occurs, AUL will subject the proceeds to a market value adjustment, resulting in either an increase or decrease in the value of the distributed proceeds, depending on interest rate fluctuations. No market value adjustment will be applied to a Market Value Adjusted Fixed Account if the allocations are held until maturity. In that case, the Market Value Adjusted Fixed Account will be credited the declared rate for the duration selected. A Contract Owner must allocate a minimum amount of $1,000 to a Market Value Adjusted Fixed Account.

MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

A Contract Owner may allocate Premiums to the Non-Market Value Adjusted (Non-MVA) Fixed Account only where MVA Fixed Accounts are not available. The Non-MVA Fixed Account is part of AUL's General Account. Amounts allocated to the Non-MVA Fixed Account earn interest at rates periodically determined by AUL. Generally, any current rate that exceeds the guaranteed rate will be effective for the Contract for a period of at least one year. These rates are guaranteed to be at least equal to a minimum effective annual rate of 3%.

THE NON-MARKET VALUE ADJUSTED FIXED ACCOUNT MAY NOT BE AVAILABLE IN ALL STATES.

PREMIUMS

The Contract Owner may vary Premiums in amount and frequency. However, the minimum monthly APP (Automatic Premium Payment) Premium payment is $50. Otherwise, the minimum Premium is $1,000.

RIGHT TO EXAMINE

The Contract Owner has the right to return the Contract for any reason within ten calendar days of receipt (or a longer period if required by state law). If the Contract Owner exercises this right, AUL will treat the Contract as void from its inception. AUL will refund to the Contract Owner the Account Value plus any amounts deducted for premium taxes and other expenses. The Contract Owner bears all of the investment risk prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for all individual retirement annuities.

TRANSFERS

A Contract Owner may transfer his or her Variable Account Value among the available Investment Accounts or to any of the available Fixed Accounts at any time during the Accumulation Period. The Contract Owner may transfer part of his or her Fixed Account Value to one or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. The minimum transfer amount from any one Investment Account or from the Fixed Account is $500. If the Contract Value in an Investment Account or the Fixed Account prior to a transfer is less than $500, then the minimum transfer amount is the Contract Owner's remaining Account Value in that account. If, after any transfer, the remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then AUL will treat that request as a request for a transfer of the entire Contract Value.

If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, we may restrict the rights of certain Owners. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Transfers may result in a charge to the Contract Owner.

Amounts transferred from the Non-MVA Fixed Account to an Investment Account cannot exceed 20% of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. See "Transfers of Account Value."

CHARGES

AUL will deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges include a mortality and expense risk charge, a premium tax charge, and an annual contract fee. In addition, the Funds pay investment advisory fees and other expenses. For further information on these charges and expenses, see "Charges and Deductions."

DISTRIBUTIONS

WITHDRAWALS

The Contract Owner may surrender or take a withdrawal from the Account Value at any time before the Annuity Date. Withdrawals and surrenders are subject to the limitations under any applicable Qualified Plan and applicable law. The minimum withdrawal amount is $200.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "403(b) Programs-Constraints on Withdrawals." See "Cash Withdrawals" for more information, including the possible charges and tax consequences of withdrawals and surrenders.

LOAN PRIVILEGES

Prior to the annuity date, the Owner of a Contract qualified under Section 401 or 403(b) may take a loan from the Account Value subject to the terms of the Contract. The Plan and the Internal Revenue Code may impose restrictions on loans.

Outstanding loans will reduce the amount of any Death Proceeds as well as reduce the amount of Account Value available for surrender.

THE DEATH BENEFIT

If a Contract Owner dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. The amount of the death benefit is equal to the Death Proceeds. A death benefit will not be payable if the Contract Owner dies on or after the Annuity Date, except as may be provided under the Annuity Option elected. See "Death Proceeds Payment Provisions" and "Annuity Period."

ONGOING DOLLAR COST AVERAGING PROGRAM

At any time, the Contract Owner may purchase units of an Investment Account over a period of time through the Ongoing Dollar Cost Averaging (Ongoing DCA) Program. Under the Ongoing DCA Program, the Contract Owner authorizes AUL to transfer a specific dollar amount from the OneAmerica Money Market Investment Account into one or more other Investment Accounts at the unit values determined on the dates of the transfers. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the OneAmerica Money Market Investment Account to continue the Program. To participate in the Program, AUL requires a minimum deposit of $10,000 into the OneAmerica Money Market Investment Account. For further information, see the explanation under "Dollar Cost Averaging Program."

PORTFOLIO REBALANCING PROGRAM

If the Contract Owner does not participate in the Portfolio Optimization Program, he or she may elect to automatically adjust his or her investment account balances consistent with the allocation most recently requested. AUL can do this on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences.

PORTFOLIO OPTIMIZATION PROGRAM

Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If you select a Portfolio Optimization model, your initial Purchase Payment will be allocated to the investment options according to the model you select. Subsequent Purchase Payments will also be allocated accordingly. The Program automatically rebalances your Contract annually, to maintain the asset allocation given in your Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, we will automatically update your model to the new version. This means your allocations, and potentially the underlying investment options, will automatically change and your account value will be automatically rebalanced among the investment options in your model each year.

The Portfolio Optimization Program must be chosen if you elect certain riders. If you elect one of these riders and later terminate the Portfolio Optimization Program, the rider will automatically terminate.

CONTACTING AUL

Individuals should direct all written requests, notices, and forms required under the Contracts, and any questions or inquiries to AUL's Variable Products Office at the address and phone number shown in the front of this Prospectus.

                                  EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Account Value between Investment Accounts.

State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the Fixed Account or to annuity payments under an Annuity Option.

CONTRACT OWNER TRANSACTION EXPENSES

DEFERRED SALES LOAD (AS A PERCENTAGE OF AMOUNT SURRENDERED)

This contract does not assess any sales charges (also referred to as "Withdrawal Charges.")

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

ANNUAL CONTRACT FEE

Maximum annual contract fee (per year)(1) ................................................................                 $30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF THE ANNUAL ACCOUNT VALUE)(2)

Standard Individual Deferred Variable Annuity
  Mortality and expense risk fee .........................................................................    1.45% yrs 1 - 10
  ........................................................................................................       1.35% yrs 11+

Optional Rider Expenses (as an equivalent annual percentage of average account value)(3)
   Enhanced Death Benefit Rider Option....................................................................               0.15%
   Enhanced Death Benefit and Guaranteed Minimum Annuitization Benefit Rider Option(4) ...................               0.35%

(1) The Annual Contract Fee may be less than $30.00 per year, based on the Owner's Account Value. The maximum charge imposed will be the lesser of 2% of the Owner's Account Value or $30.00 per year. The Annual Contract Fee is waived if the Account Value equals or exceeds $50,000 on a Contract Anniversary.

(2) The Variable Account expenses set forth apply exclusively to allocations made to the Investment Account(s) of the Variable Account. Such charges do not apply to, and will not be assessed against, allocations made to the Fixed Account(s). The total Variable Account expenses shown include the Standard Contractual Death Benefit (See Death Proceeds Payment Provisions). The Variable Account expenses are deducted from the Account Value on a monthly basis.

(3) At the time of application, the applicant may choose any of the Enhanced Benefit riders in lieu of receiving the Standard Contractual Death Benefit option and no Enhanced Living Benefits. Should the applicant choose a Rider Option, the Company will deduct the appropriate rider charge from the Account Value on a monthly basis.

(4) The total current charge for the Enhanced Death Benefit and the Guaranteed Minimum Annuitization Benefit is 0.35%. We reserve the right to increase the total charge to 0.55%.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL FUND ANNUAL OPERATING EXPENSES                      MINIMUM        MAXIMUM
  (expenses that are deducted from Fund
  assets, including management fees, distribution
  and/or service (12b-1) fees,
  and other expenses) .................................    0.16%          1.40%

EXAMPLE

The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your contract at the end of the applicable time period:
        1 Year        3 Years          5 Years         10 Years

        $31.80        $96.91           $164.13         $341.92

(2)  If you annuitize at the end of the applicable time period:
        1 Year        3 Years          5 Years         10 Years

        $31.80        $96.91           $164.13         $341.92

(3)  If you do not surrender your contract:
        1 Year        3 Years          5 Years         10 Years

        $31.80        $96.91           $164.13         $341.92

        $31.80        $96.91           $164.13         $341.92

                      CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the date of first deposit on April 30, 1999 to December 31, 2005. The following tables should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2005. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

                                       ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                    AT BEGINNING OF PERIOD           AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                    -----------------------          ----------------         ----------------------------
OneAmerica Asset Director Portfolio
     2005                                      $ 8.37                        $ 9.01                         2,488,389
     2004                                        7.50                          8.37                         2,631,540
     2003                                        5.89                          7.50                         2,720,058
     2002                                        6.04                          5.89                         2,139,150
     2001                                        5.46                          6.04                           712,689
     2000                                        4.73                          5.46                           122,198
     1999                                        5.00 (04/30/1999)             4.73                            48,423
OneAmerica Investment Grade Bond Portfolio
     2005                                      $ 6.92                        $ 7.07                         1,747,896
     2004                                        6.65                          6.92                         1,875,790
     2003                                        6.34                          6.65                         2,032,827
     2002                                        5.88                          6.34                         2,048,612
     2001                                        5.49                          5.88                           971,660
     2000                                        4.95                          5.49                           218,082
     1999                                        5.00 (04/30/1999)             4.95                            56,480
OneAmerica Money Market Portfolio
     2005                                      $ 1.16                        $ 1.20                         5,234,531
     2004                                        1.15                          1.16                         6,671,556
     2003                                        1.15                          1.15                         9,071,550
     2002                                        1.13                          1.15                        31,692,949
     2001                                        1.09                          1.13                        32,417,607
     2000                                        1.03                          1.09                        12,747,263
     1999                                        1.00 (04/30/1999)             1.03                         2,004,240
OneAmerica Value Portfolio
     2005                                      $ 8.72                        $ 9.58                         2,224,712
     2004                                        7.58                          8.72                         2,213,771
     2003                                        5.55                          7.58                         2,180,495
     2002                                        5.97                          5.55                         1,791,285
     2001                                        5.36                          5.97                           645,711
     2000                                        4.56                          5.36                           150,669
     1999                                        5.00 (04/30/1999)             4.56                            26,106
AIM V.I. Dynamics Fund
     2005                                      $ 5.30                        $ 5.87                           154,113
     2004                                        4.67                          5.30                           166,468
     2003                                        3.38                          4.67                           238,724
     2002                                        5.05                          3.38                           117,347
     2001                                        5.00 (08/28/2001)             5.05                            21,967
AIM V.I. Financial Services Fund
     2005                                      $ 6.04                        $ 6.39                            61,655
     2004                                        5.49                          6.04                            71,726
     2003                                        4.24                          5.49                            76,523
     2002                                        5.02                          4.24                            67,306
     2001                                        5.00 (08/28/2001)             5.02                             7,568

*All Investment Accounts represent Class A units.

                                       ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                    AT BEGINNING OF PERIOD           AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                    -----------------------          ----------------         ----------------------------
AIM V.I. Global Health Care Fund (Formerly AIM V.I. Health Sciences Fund)
     2005                                      $ 5.24                        $ 5.66                           164,379
     2004                                        4.79                          5.24                           177,050
     2003                                        3.76                          4.79                           189,880
     2002                                        5.02                          3.76                           146,777
     2001                                        5.00 (08/28/2001)             5.02                            14,080
AIM V.I. High Yield Fund
     2005                                      $ 5.43                        $ 5.58                           103,048
     2004                                        5.77                          5.43                           107,492
     2003                                        4.41                          5.77                           118,212
     2002                                        4.48                          4.41                            66,804
     2001                                        5.00 (08/28/2001)             4.48                             5,869
AIM V.I. Real Estate Fund
     2005                                      $10.11                        $11.55                           138,660
     2004                                        7.28                         10.11                           127,962
     2003                                        5.27                          7.28                           143,127
     2002                                        4.98                          5.27                           105,438
     2001                                        5.00 (08/28/2001)             4.98                             1,428
AIM Utilities Fund
     2005                                      $ 5.22                        $ 6.09                           238,333
     2004                                        4.07                          5.22                           193,329
     2003                                        3.46                          4.07                           194,039
     2002                                        4.45                          3.46                           147,633
     2001                                        5.00 (08/28/2001)             4.45                            10,269
Alger American Growth Portfolio
     2005                                      $ 4.33                        $ 4.85                         2,935,774
     2004                                        4.10                          4.33                         3,584,545
     2003                                        3.04                          4.10                         4,053,074
     2002                                        4.53                          3.04                         3,950,646
     2001                                        5.14                          4.53                         3,525,503
     2000                                        6.03                          5.14                         2,638,476
     1999                                        5.00 (04/30/1999)             6.03                           732,954
Alger American Small Cap Portfolio
     2005                                      $ 3.28                        $ 3.83                           911,060
     2004                                        2.81                          3.28                         1,021,892
     2003                                        1.97                          2.81                         1,349,693
     2002                                        2.68                          1.97                           704,831
     2001                                        3.80                          2.68                           768,352
     2000                                        5.00 (05/01/2000)             3.80                           183,854
American Century(R) VP Income & Growth Portfolio
     2005
     2004                                      $ 5.39                        $ 5.64                           780,781
     2003                                        4.77                          5.39                           800,844
     2002                                        3.69                          4.77                           744,361
     2001                                        4.58                          3.69                           642,729
     2000                                        4.99                          4.58                           417,648
     1999                                        5.59                          4.99                           233,692

*All Investment Accounts represent Class A units.

                                       ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                    AT BEGINNING OF PERIOD           AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                    -----------------------          ----------------         ----------------------------
American Century(R) VP International Portfolio
     2005                                      $ 5.20                        $ 5.90                           411,549
     2004                                        4.53                          5.20                           307,549
     2003                                        3.64                          4.53                           438,612
     2002                                        4.57                          3.64                           253,505
     2001                                        6.45                          4.57                           217,946
     2000                                        7.75                          6.45                           123,237
     1999                                        5.00 (04/30/1999)             7.75                            15,100
American Century(R) VP Ultra(R)
     2005                                      $ 5.00 (04/20/2005)           $ 5.54                             2,065
American Century(R) VP Vista(SM)
     2005                                      $ 5.00 (04/20/2005)           $ 5.77                             2,966
Calvert Social Mid Cap Growth Portfolio
     2005                                      $ 5.31                        $ 5.33                           267,376
     2004                                        4.86                          5.31                           296,172
     2003                                        3.69                          4.86                           335,385
     2002                                        5.14                          3.69                           308,759
     2001                                        5.85                          5.14                           313,493
     2000                                        5.25                          5.85                           121,959
     1999                                        5.00 (04/30/1999)             5.25                             9,364
Dreyfus DIP Technology Growth Portfolio
     2005                                      $ 5.15                        $ 5.33                             2,061
     2004                                        5.00 (05/28/2004)             5.15                               499
Dreyfus VIF Appreciation Portfolio
     2005                                      $ 5.20                        $ 5.42                             3,234
     2004                                        5.00 (05/28/2004)             5.20                               246
Fidelity(R) Freedom 2015 Portfolio
     2005                                      $ 5.00 (5/20/2005)            $ 5.39                             1,355
Fidelity(R) Freedom Income Portfolio
     2005                                      $ 5.00 (5/20/2005)            $ 5.14                               394
Fidelity(R) VIP Asset Manager(SM) Portfolio
     2005                                      $ 5.63                        $ 5.86                         1,334,763
     2004                                        5.34                          5.63                         1,618,248
     2003                                        4.53                          5.34                         1,786,207
     2002                                        4.96                          4.53                         1,699,659
     2001                                        5.17                          4.96                         1,589,777
     2000                                        5.38                          5.17                         1,251,519
     1999                                        5.00 (04/30/1999)             5.38                           320,165
Fidelity(R) VIP Contrafund(R) Portfolio
     2005                                      $ 6.36                        $ 7.43                         2,175,445
     2004                                        5.50                          6.36                         2,268,110
     2003                                        4.28                          5.50                         2,326,389
     2002                                        4.73                          4.28                         2,128,787
     2001                                        5.39                          4.73                         1,598,992
     2000                                        5.77                          5.39                         1,194,512
     1999                                        5.00 (04/30/1999)             5.77                           351,784

*All Investment Accounts represent Class A units.

                                       ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                    AT BEGINNING OF PERIOD           AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                    -----------------------          ----------------         ----------------------------
Fidelity(R) VIP Equity-Income Portfolio
     2005                                      $ 5.95                        $ 6.30                         1,163,221
     2004                                        5.34                          5.95                         1,458,809
     2003                                        4.09                          5.34                         1,565,255
     2002                                        4.93                          4.09                         1,365,713
     2001                                        5.19                          4.93                           809,426
     2000                                        4.78                          5.19                           413,997
     1999                                        5.00 (04/30/1999)             4.78                           148,240
Fidelity(R) VIP Growth Portfolio
     2005                                      $ 4.44                        $ 4.70                         1,865,701
     2004                                        4.30                          4.44                         2,285,066
     2003                                        3.23                          4.30                         2,516,096
     2002                                        4.63                          3.23                         2,349,525
     2001                                        5.62                          4.63                         2,272,877
     2000                                        6.31                          5.62                         1,706,866
     1999                                        5.00 (04/30/1999)             6.31                           483,747
Fidelity(R) VIP High Income Portfolio
     2005                                      $ 4.84                        $ 4.97                           550,324
     2004                                        4.41                          4.84                           599,767
     2003                                        3.47                          4.41                         1,018,982
     2002                                        3.35                          3.47                           490,498
     2001                                        3.80                          3.35                           441,105
     2000                                        4.90                          3.80                           323,604
     1999                                        5.00 (04/30/1999)             4.90                            79,913
Fidelity(R) VIP Index 500 Portfolio
     2005                                      $ 4.88                        $ 5.11                         3,823,741
     2004                                        4.41                          4.88                         4,289,798
     2003                                        3.43                          4.41                         4,427,110
     2002                                        4.42                          3.43                         3,866,013
     2001                                        5.02                          4.42                         3,164,881
     2000                                        5.54                          5.02                         2,308,450
     1999                                        5.00 (04/30/1999)             5.54                           679,942
Fidelity(R) VIP Overseas Portfolio
     2005                                      $ 5.50                        $ 6.55                           417,901
     2004                                        4.84                          5.50                           400,637
     2003                                        3.38                          4.84                           399,726
     2002                                        4.24                          3.38                           206,101
     2001                                        5.37                          4.24                           161,593
     2000                                        6.64                          5.37                           130,138
     1999                                        5.00 (04/30/1999)             6.64                            26,030
Janus Aspen Series Flexible Bond Portfolio
     2005                                      $ 7.00                        $ 7.14                         1,133,288
     2004                                        6.74                          7.00                         1,209,486
     2003                                        6.33                          6.74                         1,322,754
     2002                                        5.73                          6.33                         1,139,282
     2001                                        5.32                          5.73                           505,442
     2000                                        5.01                          5.32                           227,478
     1999                                        5.00 (04/30/1999)             5.01                            56,703

*All Investment Accounts represent Class A units.

                                       ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                    AT BEGINNING OF PERIOD           AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                    ----------------------           ----------------         ----------------------------
Janus Aspen Series Worldwide Growth Portfolio
     2005                                      $ 4.80                        $ 5.08                         1,555,458
     2004                                        4.58                          4.80                         1,867,012
     2003                                        3.69                          4.58                         2,092,184
     2002                                        4.96                          3.69                         2,096,588
     2001                                        6.39                          4.96                         1,730,283
     2000                                        7.58                          6.39                         1,231,773
     1999                                        5.00 (04/30/1999)             7.58                           235,301
NB AMT Fasciano Portfolio
     2005                                      $ 7.05                        $ 7.26                            30,581
     2004                                        6.30                          7.05                            37,186
     2003                                        5.00 (05/01/2003)             6.30                             7,165
NB AMT Regency Portfolio
     2005                                        8.02                          8.99                           208,936
     2004                                        6.56                          8.02                            50,210
     2003                                        5.00 (05/01/2003)             6.56                             1,849
NB AMT Limited Maturity Bond Portfolio
     2005                                      $ 5.09                        $ 5.16                           264,856
     2004                                        5.05                          5.09                           136,858
     2003                                        5.00 (05/01/2003)             5.05                             1,301
Old Mutual Columbus Circle Technology & Communications Portfolio (Formerly Liberty Ridge Technology & Communications
Portfolio)
     2005                                      $ 2.44                        $ 2.68                           961,177
     2004                                        2.29                          2.44                         1,081,166
     2003                                        1.58                          2.29                         1,299,327
     2002                                        3.42                          1.58                         1,291,191
     2001                                        7.18                          3.42                         1,263,071
     2000                                       12.41                          7.18                           854,262
     1999                                        5.00 (04/30/1999)            12.41                           320,093
Old Mutual Growth II Portfolio (Formerly Liberty Ridge Growth II Portfolio)
     2005                                      $ 3.98                        $ 4.44                           359,837
     2004                                        3.74                          3.98                           410,501
     2003                                        2.97                          3.74                           476,727
     2002                                        4.27                          2.97                           465,432
     2001                                        7.18                          4.27                           528,259
     2000                                        8.61                          7.18                           337,948
     1999                                        5.00 (04/30/1999)             8.61                            36,740
Old Mutual Mid-Cap Value Portfolio (Formerly Liberty Ridge Mid-Cap Value Portfolio)
     2005                                      $ 7.76                        $ 8.20                            48,783
     2004                                        6.53                          7.76                            22,102
     2003                                        5.00 (05/01/2003)             6.53                            22,464
Old Mutual Small Cap Portfolio (Formerly Liberty Ridge Small Cap Portfolio)
     2005                                      $ 7.78                        $ 7.89                            14,432
     2004                                        6.70                          7.78                            10,952
     2003                                        5.00 (05/01/2003)             6.70                             2,343

*All Investment Accounts represent Class A units.

                                       ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE     NUMBER OF ACCUMULATIONS UNITS
INVESTMENT ACCOUNT*                    AT BEGINNING OF PERIOD           AT END OF PERIOD         OUTSTANDING AT END OF PERIOD
-------------------                    ----------------------           ----------------         ----------------------------
Pioneer Fund VCT Portfolio
     2005                                      $ 4.03                        $ 4.28                           329,696
     2004                                        3.74                          4.03                           355,113
     2003                                        3.00                          3.74                           401,646
     2002                                        4.05                          3.00                           420,636
     2001                                        4.47                          4.05                           418,561
     2000                                        5.01                          4.47                           289,801
     1999                                        5.00 (04/30/1999)             5.01                           139,120
Pioneer Growth Opportunities VCT Portfolio
     2005                                      $ 7.05                        $ 7.52                           608,499
     2004                                        5.76                          7.05                           758,107
     2003                                        4.03                          5.76                           805,764
     2002                                        6.47                          4.03                           623,788
     2001                                        5.43                          6.47                           409,107
     2000                                        5.78                          5.43                           193,071
     1999                                        5.00 (04/30/1999)             5.78                            29,591
T. Rowe Price Blue Chip Growth Portfolio
     2005                                      $ 5.00 (04/20/2005)           $ 5.68                            13,291
T. Rowe Price Equity Income Portfolio
     2005                                      $ 6.76                        $ 7.03                         2,448,055
     2004                                        5.89                          6.76                         2,691,703
     2003                                        4.69                          5.89                         2,840,459
     2002                                        5.40                          4.69                         2,647,960
     2001                                        5.32                          5.40                         1,537,211
     2000                                        4.71                          5.32                           883,644
     1999                                        5.00 (04/30/1999)             4.71                           330,769
T. Rowe Price Limited-Term Bond Portfolio
     2005                                      $ 6.51                        $ 6.63                           657,395
     2004                                        6.44                          6.51                           798,838
     2003                                        6.17                          6.44                           808,155
     2002                                        5.86                          6.17                           698,214
     2001                                        5.40                          5.86                           238,860
     2000                                        5.00 (05/01/2000)             5.40                            20,303
T. Rowe Price Mid-Cap Growth Portfolio
     2005                                      $ 6.45                        $ 7.40                           964,924
     2004                                        5.45                          6.45                         1,030,272
     2003                                        3.94                          5.45                         1,038,125
     2002                                        5.00                          3.94                           802,660
     2001                                        5.05                          5.00                           331,592
     2000                                        5.00 (05/01/2000)             5.05                            72,220
Timothy Conservative Growth Variable
     2005                                      $ 5.00 (04/20/2005)           $ 5.46                            29,863
Timothy Strategic Growth Variable
     2005                                      $ 5.00 (04/20/2005)           $ 5.67                           212,851
Vanguard VF Mid Cap Index Portfolio
     2005                                      $ 5.00 (04/20/2005)           $ 5.93                            27,148
Vanguard VF Small Company Growth Portfolio
     2005                                      $ 5.00 (04/20/2005)           $ 5.95                             6,694
Vanguard VF Total Bond Market Index Portfolio
     2005                                      $ 5.00 (04/20/2005)           $ 5.08                             9,616

*All Investment Accounts represent Class A units.

           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7% senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2005, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $17,606.7 million and had equity of $1,194.8 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

VARIABLE ACCOUNT

AUL American Individual Variable Annuity Unit Trust was established by AUL on November 11, 1998, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. Assets in the Variable Account attributable to the reserves and other liabilities under the Contracts are not chargeable with liabilities arising from any other business that AUL conducts. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the Funds. Premiums may be allocated to one or more Investment Accounts available under a Contract. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other securities, mutual funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.

THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a mutual fund, or a portfolio thereof. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Fund has its own investment objective or objectives and policies. The shares of a Fund are purchased by AUL for the corresponding Investment Account at the Fund's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Fund are automatically reinvested in such Fund at net asset value, unless otherwise instructed by AUL. AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger American Fund, American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Janus Aspen Series, Neuberger Berman, Old Mutual Capital, Inc., Pioneer Investment Management, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 25 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any

Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.

ONEAMERICA FUNDS, INC.

ONEAMERICA ASSET DIRECTOR PORTFOLIO

Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO

Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

ONEAMERICA MONEY MARKET PORTFOLIO

Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

ONEAMERICA VALUE PORTFOLIO

Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM VARIABLE INSURANCE FUNDS

AIM V.I. DYNAMICS FUND

Seeking long-term capital growth. The Fund normally invests at least 65% of its net assets in common stocks of mid-sized companies. The Fund considers a company to be a mid-sized company if it has market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Mid Cap(R) Index.

AIM V.I. FINANCIAL SERVICES FUND

Seeking capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money centers), insurance companies (life, property and casualty, and multi-line), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. GLOBAL HEALTH CARE FUND
(FORMERLY AIM V.I. HEALTH SCIENCES FUND)

Seeking capital growth. The Fund invests, normally, at least 80% of its net assets in the securities of health care industry companies. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and heath care providers and service companies. The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles.

AIM V.I. HIGH YIELD FUND

Seeks a high level of current income. Normally, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk" bonds. Investments may include investments in synthetic instruments with similar economic characteristics and may include futures and options. The Fund will invest principally in junk bonds rated B or above by Moody's Investors Services, Inc. or BB or lower by Standard & Poor's Ratings. The Fund may also invest in preferred stock and up to 25% of its total assets in foreign securities.

AIM V.I. REAL ESTATE FUND

Seeking to achieve high total return. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in the securities of real estate and real estate companies. The Fund may invest up to 25% of its total assets in foreign securities.

EFFECTIVE JULY 3, 2006, AIM V.I. REAL ESTATE FUND WILL BE RENAMED AIM V.I. GLOBAL REAL ESTATE FUND. THE NEW INVESTMENT OBJECTIVES AND STRATEGIES ARE AS
FOLLOWS:

Seeking to achieve high total return through growth of capital and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in the securities of real estate and real estate companies. The Fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycles. The Fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., "junk bonds".

AIM V.I. UTILITIES FUND

Seeking capital growth and income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services including local, long distance, and wireless. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers that present risk not associated with investing solely in the United States. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

FOR ADDITIONAL INFORMATION CONCERNING AIM VARIABLE INSURANCE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE AIM VARIABLE INSURANCE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALGER AMERICAN FUND

ALGER AMERICAN GROWTH PORTFOLIO

Seeks long-term capital appreciation. The portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth management. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

Seeks long-term capital appreciation. The portfolio focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of securities, have a total market capitalization within the range of the companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

FOR ADDITIONAL INFORMATION CONCERNING THE ALGER AMERICAN FUND AND ITS PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.

AMERICAN CENTURY(R) VP INCOME & GROWTH PORTFOLIO

Seeking capital growth by investing in common stocks. Income is a secondary objective. This Fund employs a quantitative management approach with the goal of producing a total return that exceeds its benchmark, the S&P 500(R). The Fund invests mainly in large-company stocks, such as those in the S&P 500(R). The Fund invests mainly in the 1,500 largest publicly traded companies in the United States. The management team strives to outperform the S&P 500(R) over time while matching the risk characteristics of the index. Under normal market conditions, the Fund strives to remain essentially fully invested in stocks at all times. The Fund is typically diversified across a variety of industries and sectors. Individuals cannot invest directly in any index.

AMERICAN CENTURY(R) VP INTERNATIONAL PORTFOLIO

Seeking capital growth. This Fund invests in common stocks of foreign companies that are considered by management to have better-than-average prospects for appreciation. The Fund invests primarily in securities of at least three issuers located in developed markets (excluding the United States). Although the primary investment of the Fund will be common stocks, the Fund may also invest its assets in varying amounts in other types of securities consistent with the accomplishment of the Fund's objectives. The Fund may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts for foreign securities. International investing involves special risks such as political instability and currency fluctuations.

AMERICAN CENTURY(R) VP ULTRA(R)

Seeking long-term capital growth. This Fund is a growth fund that focuses primarily on larger companies with rapidly accelerating earnings that can maintain their growth. The Fund follows a fully invested strategy. Although the Fund invests primarily in U.S. stocks, it may invest in foreign securities.

AMERICAN CENTURY(R) VP VISTA(SM)

Seeking long-term growth. The Fund invests mainly in U.S. mid-sized growth companies that exhibit sustainable, accelerating earnings and revenues. The Fund strives to remain fully-invested in order to maximize upside potential.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

CALVERT VARIABLE SERIES, INC.

CALVERT SOCIAL MID CAP GROWTH PORTFOLIO

The Calvert Social Mid Cap Growth Portfolio seeks long-term capital appreciation by investing primarily in a non-diversified portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth. Investments may also include, but are not limited to, foreign securities, debt securities and derivatives. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT VARIABLE SERIES, INC. AND ITS PORTFOLIO, PLEASE SEE THE CALVERT VARIABLE SERIES, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS INVESTMENT PORTFOLIOS

DREYFUS DIP TECHNOLOGY GROWTH PORTFOLIO

Seeking capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the Portfolio's assets may be invested in foreign equities. The Portfolio looks for technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

DREYFUS VARIABLE INVESTMENT FUND

DREYFUS VIF APPRECIATION PORTFOLIO

Seeking long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the Portfolio normally invests in at least 80% of its assets in common stocks. The Portfolio focuses on blue chip companies with total market capitalizations of more than $5 billion at time of purchase, including multinational companies. Typically, the Portfolio employs a "buy and hold" investment strategy and seeks to keep annual turnover below 15%.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS VARIABLE INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS VARIABLE INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS

FIDELITY(R) VIP FREEDOM 2005 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) vip equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2005; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2005).

FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% short-term funds (approximately five to ten years after the year 2010).

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short- term funds (approximately five to ten years after the year 2015).

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) vip equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2020).

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed- income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2025).

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Strategic Advisers' principal investment strategies include: investing in a combination of underlying Fidelity(R) VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030; allocating assets among underlying Fidelity(R) funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately five to ten years after the year 2030).

FIDELITY(R) VIP FREEDOM INCOME PORTFOLIO

Seeks high total return with a secondary objective of principal preservation. Strategic Advisers(R), Inc. (Strategic Advisers)' principal investment strategies include: investing in a combination of underlying Fidelity(R) Variable Insurance Products (VIP) equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors already in retirement.

FOR ADDITIONAL INFORMATION CONCERNING Fidelity(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE Fidelity(R) VARIABLE INSURANCE PRODUCTS FREEDOM FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND

FIDELITY(R) VIP ASSET MANAGER(SM) PORTFOLIO

Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO

Seeks long-term capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO

Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500(SM) Index (S&P 500(R)). Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP GROWTH PORTFOLIO

Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP HIGH INCOME PORTFOLIO

Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non- income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FIDELITY(R) VIP INDEX 500 PORTFOLIO

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500(R). Geode Capital Management, LLC (Geode(SM))'s principal investment strategies include:
Normally investing at least 80% of assets in common stocks included in the S&P 500(R) and lending securities to earn income for the fund.

FIDELITY(R) VIP OVERSEAS PORTFOLIO

Seeks long-term growth of capital. Fidelity(R) Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

JANUS ASPEN SERIES JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO

Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO

Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will limit its investments in high-yield/high-risk securities to 35% or less of its net assets.

FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

NB AMT FASCIANO PORTFOLIO

Seeks long-term capital growth. The Portfolio manager also may consider a company's potential for current income prior to selecting it for the Portfolio. The Portfolio invests primarily in the common stocks of smaller companies, i.e. those with market capitalizations of less than $1.5 billion at the time the Portfolio first invests in them. The fund may continue to hold a position in a stock after the issuer has grown beyond 1.5 billion. The manager will look for companies with: strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon; and stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

NB AMT LIMITED MATURITY BOND PORTFOLIO

Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. The Portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the Portfolio may invest up to 10% of net assets in securities that are below investment grade provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's, or if unrated by either of these, are believed by the managers to be of comparable quality. The Portfolio may also invest in foreign debt securities to enhance yield and/or total return. Although the Portfolio may invest in securities of any maturity, it normally maintains an average Portfolio duration of four years or less. The Portfolio is authorized to change its goal without shareholder approval, although it currently does not intend to do so. It normally invests at least 80% of its assets in bonds and other debt securities and will not alter this policy without providing at least 60 days' prior notice to shareholders.

NB AMT REGENCY PORTFOLIO

Seeks growth of capital. The Portfolio invests mainly in common stocks of mid-capitalization companies. It seeks to reduce risk by diversifying among different companies and industries. The managers look for well-managed companies whose stock prices are undervalued. The Portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOR ADDITIONAL INFORMATION CONCERNING NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE VESTING.

OLD MUTUAL INSURANCE SERIES FUND

OLD MUTUAL COLUMBUS CIRCLE TECHNOLOGY AND COMMUNICATIONS PORTFOLIO (FORMERLY LIBERTY RIDGE TECHNOLOGY & COMMUNICATIONS PORTFOLIO)

The Portfolio seeks to provide investors with long-term growth of capital. To pursue this goal, the Old Mutual Columbus Circle Technology and Communications Portfolio normally invests at least 80% of its assets in equity securities of companies in the technology and communications sectors. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL GROWTH II PORTFOLIO
(FORMERLY LIBERTY RIDGE GROWTH II PORTFOLIO)

The Portfolio seeks to provide investors with capital appreciation. To pursue this goal, the Old Mutual Growth II Portfolio normally invests at least 65% of its assets in equity securities of small and medium sized companies with growth characteristics. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap(R) Growth Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL MID-CAP PORTFOLIO
(FORMERLY LIBERTY RIDGE MID-CAP PORTFOLIO)

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Mid-Cap Portfolio normally invests at least 80% of its assets in equity securities of mid-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of companies in the Russell MidCap(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

OLD MUTUAL SMALL CAP PORTFOLIO
(FORMERLY LIBERTY RIDGE SMALL CAP PORTFOLIO)

The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue this goal, the Old Mutual Small Cap Portfolio normally invests at least 80% of its assets in equity securities of small-capitalization companies. The companies in which the Portfolio invests generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Portfolio's investment. Equity securities in which the Portfolio may invest include common and preferred stocks.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL (800) 433-0051 OR WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

PIONEER VARIABLE CONTRACTS TRUST

PIONEER FUND VCT PORTFOLIO

Seeking reasonable income and capital growth. The Pioneer Fund VCT Portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate trusts (REITs) and preferred stocks.

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO

Seeking capital growth. The Pioneer Growth Opportunities VCT Portfolio invests primarily in equity securities of companies that Pioneer, the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks. The fund may invest a significant portion of its assets in equity securities of small companies.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE CONTRACT TRUST PORTFOLIOS, PLEASE SEE THE PIONEER RESOURCE SERIES TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Seeking to provide long-term growth of capital by investing primarily in the common stocks of large- and medium-sized blue chip companies with the potential for above-average growth. Income is a secondary objective. Fund Managers carefully select companies which are well-established in their respective industries, and which possess some or all of the following characteristics: leading market positions; seasoned management teams; and strong financial fundamentals. Some of the companies the Fund targets will have good prospects for dividend growth. The Fund may invest up to 20% of its total assets in foreign securities.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Seeking to provide substantial dividend income and long-term capital growth. The Fund normally invests in common stocks of well-established companies expected to pay above-average dividends. The fund manager typically employs a value-oriented investment approach by seeking companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments, management focuses on companies with an above-average dividend yield relative to the S&P 500(R); low price/earnings ratio relative to the S&P 500(R); a sound balance sheet and other positive financial characteristics and a low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified Portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid Cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the Portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective. Effective May 1, 2004, this Portfolio will not be available to new contracts.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

Seeking high level of income consistent with moderate fluctuations in principal value. The Fund normally invests at least 80% of its net assets in bonds and 65% of total assets in short- and intermediate-term bonds. There are no maturity limitations on individual securities but the Fund's dollar-weighted average effective maturity will not exceed five years. At least 90% of the Fund's Portfolio will consist of investment-grade securities. In an effort to enhance yield, up to 10% of assets can be invested in below-investment-grade securities. Holdings may also include mortgage-backed securities, derivatives and foreign investments.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY SERIES, INC. AND T. ROWE PRICE FIXED INCOME SERIES, INC. AND THEIR PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE EQUITY SERIES, INC. AND THE T. ROWE PRICE FIXED INCOME SERIES, INC. PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES

TIMOTHY PLAN(R) CONSERVATIVE GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity and fixed income funds. Except for highly unusual defensive periods, the fund is fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Money Market Fund in accordance with an asset allocation formula that is appropriate for investors willing to accept a degree of investment risk but maintain a generally conservative mix. The allocations are reviewed and revised if appropriate each year.

TIMOTHY PLAN(R) STRATEGIC GROWTH VARIABLE

Seeking long-term growth of capital through investing in a diversified mix of Timothy Plan's morally screened domestic equity funds. Except for highly defensive periods, the fund strives to stay fully invested in Timothy Fixed Income Fund, Timothy Large/Mid-Cap Value Fund, Timothy Large/Mid-Cap Growth Fund, Timothy Small-Cap Value Fund and Timothy Aggressive Growth Fund in accordance with an asset allocation formula that is appropriate for investors who are willing to accept greater investment fluctuation and volatility to achieve this goal. The allocations are reviewed and revised if appropriate each year.

FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES AND THEIR PORTFOLIOS, PLEASE SEE THE TIMOTHY PLAN(R) PORTFOLIO VARIABLE SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

VANGUARD(R) VARIABLE INSURANCE FUND

VANGUARD(R) VIF MID-CAP INDEX PORTFOLIO

Seeking to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Fund employs a passive management approach designed to track the performance of the MSCI(R) US Mid Cap 450 Index. Invests all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

VANGUARD(R) VIF SMALL COMPANY GROWTH PORTFOLIO

Seeking to provide long-term capital appreciation. The Fund invests mainly in stocks of small companies considered by the advisors to have above-average prospects for growth but that often provide little or no dividend income.

VANGUARD(R) VIF TOTAL BOND MARKET INDEX PORTFOLIO

Seeking to track the performance of a broad, market-weighted bond index. The Fund employs a passive management strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD VARIABLE INSURANCE FUND AND ITS PORTFOLIOS, PLEASE SEE THE VANGUARD VARIABLE INSURANCE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                  THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with non-tax qualified retirement plans by an individual. The Contracts are also eligible for use in connection with certain tax qualified retirement plans that meet the requirements of Sections 401, 403(b), 408 or 408A of the Internal Revenue Code. Certain federal tax advantages are currently available to retirement plans that qualify as (1) self-employed individuals' retirement plans under Section 401, such as HR-10 Plans, (2) pension or profit-sharing plans established by an employer for the benefit of its employees under Section 401, (3) Section 403
(b) annuity purchase plans for employees of public schools or a charitable, educational, or scientific organization described under Section 501(c)(3), and
(4) individual retirement accounts or annuities, including those established by an employer as a simplified employee pension plan or SIMPLE IRA plan under
Section 408, Roth IRA plan under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457.

           PREMIUMS AND ACCOUNT VALUES DURING THE ACCUMULATION PERIOD

APPLICATION FOR A CONTRACT

Any person or, in the case of Qualified Plans, any qualified organization, wishing to purchase a Contract must submit an application and an initial Premium to AUL, and provide any other form or information that AUL may require. AUL reserves the right to reject an application or Premium for any reason, subject to AUL's underwriting standards and guidelines.

PREMIUMS UNDER THE CONTRACTS

Premium payments under Flexible Premium Contracts may vary at any time during the Contract Owner's life and before the Contract's Annuity Date. Premiums for Flexible Premium Contracts may vary in amount and frequency, but each Premium payment must be at least $50 if paying Premiums through monthly APP (Automatic Premium Payment). Otherwise, the minimum is $1,000. Premiums may not total more than $1 million in each of the first two Contract Years and $15,000 in any subsequent Contract Year unless otherwise agreed to by AUL.

If the minimum Premium amounts under One Year Flexible Premium Contracts are not met, AUL may, after 60 days notice, terminate the Contract and pay an amount equal to the Account Value as of the close of business on the effective date of termination. AUL may change the minimum Premiums permitted under a Contract, and may waive any minimum required Premium at its discretion.

Annual Premiums under any Contract purchased in connection with a Qualified Plan will be subject to maximum limits imposed by the Internal Revenue Code and possibly by the terms of the Qualified Plan. See the Statement of Additional Information for a discussion of these limits or consult the pertinent Qualified Plan document. Such limits may change without notice.

Initial Premiums must be credited to a Contract no later than the end of the second Business Day after it is received by AUL at its Home Office if it is preceded or accompanied by a completed application that contains all the information necessary for issuing the Contract and properly crediting the Premium. If AUL does not receive a complete application, AUL will notify the applicant that AUL does not have the necessary information to issue a Contract. If the necessary information is not provided to AUL within five Business Days after the Business Day on which AUL first receives an initial Premium or if AUL determines it cannot otherwise issue a Contract, AUL will return the initial Premium to the applicant, unless consent is received to retain the initial Premium until the application is made complete.

Subsequent Premiums (other than initial Premiums) are credited as of the end of the Valuation Period in which they are received by AUL at its Home Office.

RIGHT TO EXAMINE PERIOD

The Owner has the right to return the Contract for any reason within the Right to Examine Period which is a ten day period beginning when the Owner receives the Contract. If a particular state requires a longer Right to Examine Period, then eligible Owners in that state will be allowed the longer statutory period to return the Contract. The returned Contract will be deemed void and AUL will refund the Account Value as of the end of the Valuation Period in which AUL receives the Contract. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation. AUL will refund the Premium paid in those states where required by law and for individual retirement annuities (if returned within seven days of receipt).

ALLOCATION OF PREMIUMS

In the Policy application, the Owner specifies the percentage of a Premium to be allocated to the investment accounts and to the Fixed Account(s). The sum of the allocations must equal 100%, with at least 1% of each Premium payment allocated to each account selected by the Owner. All Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which Premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by providing Proper Notice to the Home Office. The change will apply to the Premium payments received with or after receipt of such notice.

The initial Premium generally is allocated to the available Fixed Account(s) and the Investment Accounts in accordance with your allocation instructions on the date we receive the Premium at our Home Office. Subsequent Premiums are allocated as of the end of the Valuation Period during which we receive the Premium at our Home Office.

In those states that require the refund of the greater of Premiums paid or account value, we generally allocate all Premiums received to our general account prior to the end of the "right to examine" period. We will credit interest daily on Premiums so allocated. However, we reserve the right to allocate Premiums to the available fixed account(s) and the investment accounts of the separate account in accordance with your allocation instructions prior to the expiration of the "right to examine" period. At the end of the Right to Examine period, we transfer the Net Premium and interest to the Fixed
Account(s) and the Investment Accounts based on the percentages selected in the application. For purposes of determining the end of the Right to Examine period, solely as it applies to this transfer, we assume that receipt of this Contract occurs 5 calendar days after the Contract Date.

TRANSFERS OF ACCOUNT VALUE

All or part of an Owner's Account Value may be transferred among the Investment Accounts of the Variable Account or to the Fixed Account at any time during the Accumulation Period upon receipt of Proper Notice by AUL at its Home Office. The minimum amount that may be transferred from any one Investment Account is $500 or, if less than $500, the Owner's remaining Account Value in the Investment Account, provided however, that amounts transferred from the Fixed Account to an Investment Account during any given Contract Year cannot exceed 20% of the Owner's Non-MVA Fixed Account Value as of the beginning of that Contract Year. If, after any transfer, the Owner's remaining Account Value in an Investment Account or in the Fixed Account would be less than $500, then such request will be treated as a request for a transfer of the entire Account Value.

Currently, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the Fixed Account. In addition, no charges are currently imposed upon transfers. AUL reserves the right, however, at a future date, to change the limitation on the minimum transfer, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend any transfer privileges. If we determine that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, the transfer right may be restricted. We also reserve the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone or internet based transfers. Any transfer from an Investment Account of the Variable Account shall be effected as of the end of the Valuation Date in which AUL receives the request in proper form. AUL has established procedures to confirm that instructions communicated by telephone or via the internet are genuine, which include the use of personal identification numbers and recorded telephone calls. Neither AUL nor its agents will be liable for acting upon instructions believed by AUL or its agents to be genuine, provided AUL has complied with its procedures.

Part of a Contract Owner's Fixed Account Value may be transferred to one or more Investment Accounts of the Variable Account during the Accumulation Period subject to certain limitations as described in "The Fixed Account." Transfers into some investment accounts could result in termination of certain riders.

ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING

Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. However, AUL does monitor for excessive short term trading within its separate accounts. A report is run daily to identify, at the omnibus level, net trades by Investment Account. Omnibus trades in an individual Investment Account that exceed a certain dollar amount or percentage of assets will identify potential abusive trading. The dollar amounts and asset percentages are determined by a market timing task force, and are enforced against all policyholders consistently. Once a possible abuse is flagged, the individual trades for the previous ten days are reviewed to determine if a similar trade amount was executed in the opposite direction over that period.

If a purchase/redemption match is found, then the blotters for the two trade dates are analyzed to determine if the same policyholder has ordered the purchase and redemption. If an individual is identified, the administrative area is notified. Policyholder trading history is reviewed to determine if the trading activity is indeed abusive short term trading. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates AUL's policy, then the policyholder is notified of restrictions on their account. The policyholder's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by the Task Force. The threshold established by the Task Force will be enforced against all policyholders consistently. While these procedures are only triggered in the event that the omnibus level limit is met, there are no exceptions to these procedures and they are followed uniformly once the omnibus level triggers are met.

AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some funds may charge a redemption fee for short term trading in their fund. Furthermore, some funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant level trading information with the funds to the extent necessary to assist in the enforcement of these policies. Please consult the funds' prospectuses for more details.

DOLLAR COST AVERAGING PROGRAM

Owners who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost

Averaging ("DCA") Program. The theory of dollar cost averaging is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively low than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

For example, assume that a Contract Owner requests that $1,000 per month be transferred from the OneAmerica Money Market Investment Account to the OneAmerica Value Investment Account. The following table illustrates the effect of dollar cost averaging over a six month period.

             TRANSFER          UNIT           UNITS
MONTH         AMOUNT           VALUE        PURCHASED
-----        --------          -----        ---------
  1           $1,000            $20           50
  2           $1,000            $25           40
  3           $1,000            $30           33.333
  4           $1,000            $40           25
  5           $1,000            $35           28.571
  6           $1,000            $30           33.333

The average price per unit for these purchases is the sum of the prices ($180) divided by the number of monthly transfers (6) or $30. The average cost per Accumulation Unit for these purchases is the total amount transferred ($6,000) divided by the total number of Accumulation Units purchased (210.237) or $28.54. THIS TABLE IS FOR ILLUSTRATIVE PURPOSES ONLY AND IS NOT REPRESENTATIVE OF FUTURE RESULTS.

There is currently no fee for the DCA Program. Transfers under the DCA Program will count toward the twelve free transfers granted to each Contract per year.

ONGOING DOLLAR COST AVERAGING PROGRAM

Under the Ongoing DCA Program, the owner deposits Premiums into the OneAmerica Money Market Investment Account ("MMIA") and then authorizes AUL to transfer a specific dollar amount from the MMIA into one or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually. These transfers will continue automatically until AUL receives notice to discontinue the Program, or until there is not enough money in the MMIA to continue the Program, whichever occurs first.

Currently, the minimum required amount of each transfer is $500, although AUL reserves the right to change this minimum transfer amount in the future. Transfers to or from any of the Fixed Accounts are not permitted under the Ongoing DCA Program. At least seven days advance written notice to AUL is required before the date of the first proposed transfer under the Ongoing DCA Program. AUL offers the Ongoing Dollar Cost Averaging Program to Contract Owners at no charge and the Company reserves the right to temporarily, discontinue, terminate, or change the Program at any time. Contract Owners may change the frequency of scheduled transfers, or may increase or decrease the amount of scheduled transfers, or may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five days before a previously scheduled transfer is to occur.

Contract Owners may initially elect to participate in the Ongoing DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the Premium receipt by AUL at its Home Office. The Contract Owner may select the particular date of the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on such date, provided that such date selected is a day that AUL is open for business and provided further that such date is a Valuation Date. If the date selected is not a Business Day or is not a Valuation Date, then the transfer will be made on the next succeeding Valuation Date. To participate in the Program, a minimum deposit of $10,000 is required.

PORTFOLIO REBALANCING PROGRAM

You may elect to automatically adjust your investment account balances to be consistent with the allocation most recently requested. This will be done on a quarterly or annual basis from the date on which the Portfolio Rebalancing Program commences. The redistribution will not count toward the 12 free transfers permitted each Policy Year. If the Dollar Cost Averaging program has been elected, the Portfolio Rebalancing Program will not commence until the date following the termination of the Dollar Cost Averaging Program.

You may elect this plan at any time. The Portfolio Rebalancing Program is not available on Contracts with outstanding loans. Portfolio rebalancing will terminate when you request any transfer or the day we receive Proper Notice instructing us to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if you choose the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

PORTFOLIO OPTIMIZATION PROGRAM

THE SERVICE

Portfolio Optimization is an asset allocation service that we offer at no additional charge for use within this variable annuity. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For your variable annuity, Portfolio Optimization can help with decisions about how you should allocate your Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of our Portfolio Optimization service, we have developed several assets allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If you decide to subscribe to the Portfolio Optimization service and select one of the Portfolio Optimization Models, your initial Purchase Payment (in the case of a new application) or

Account Value, as applicable, will be allocated to the Investment Options according to the Model you select. Subsequent Purchase Payments, if allowed under your Contract, will also be allocated accordingly.

If you subscribe to Portfolio Optimization, we will serve as your investment Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If you subscribe to Portfolio Optimization, we will automatically reallocate your Account Value in accordance with the Model you select as it is updated from time to time based on discretionary authority that you grant to us, unless you instruct us otherwise. For more information on our role as investment advisor for the Portfolio Optimization service, please see our brochure from our Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus In developing and periodically updating the Portfolio Optimization Models, we currently rely on the recommendations of an independent third-party analytical firm. We may change the firm that we use from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

We offer five asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When your Portfolio Optimization Model is updated, we will automatically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Account Value, and potentially the Investment Options in which you are invested, will automatically change and your Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in your updated Model. We require that you grant us discretionary investment authority to periodically reallocate your Account Value (and subsequent Premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model you have selected, if you wish to participate in Portfolio Optimization.

When we update the Portfolio Optimizations Models, we will send you written notice of the updated Models at least 30 days in advance of the date we intend the updated version of the Model to be effective. You should carefully review these notices. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Portfolio Optimization service. Some of the riders available under the Contract require you to participate in a specific asset allocation service. If you purchased any of these riders, such riders will terminate if you withdraw from Portfolio Optimization or allocate any portion of your subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If you choose to subscribe to the Portfolio Optimization service, you need to determine which Portfolio Optimization Model is best for you. AUL will not make this decision. You should consult with your registered representative on this decision. Your registered representative can help you determine which Model is best suited to your financial needs, investment time horizon, and willingness to accept investment risk. You should periodically review these factors with your registered representative to determine if you should change Models to keep up with changes in your personal circumstances. Your registered representative can assist you in completing the proper forms to subscribe to the Portfolio Optimization service or to change to a different Model. You may, in consultation with your registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. It is your decision, in consultation with your registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

QUARTERLY REPORTS

If you select a Portfolio Optimization Model, you will be sent a quarterly report that provides information about the Investment Options within your selected Model, in addition to or as part of your usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your Account Value could be better or worse by participating in a Portfolio Optimization Model than if you had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of your investment and the rebalancing may affect performance Your Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., we monitor performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. We do not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). We believe our reliance on the recommendations of an independent third- party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for us to be influenced by these competing interests, but there can be no assurance of this.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Portfolio Optimization service at any time.

CONTRACT OWNER'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Premiums allocated to the Investment Accounts available under a Contract are credited to the Contract in the form of Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account as of the end of the Valuation Period in which the Premium is credited. The number of Accumulation Units so credited to the Contract shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.

ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for the OneAmerica Money Market Investment Account was initially set at one dollar ($1) and all the other Investment Accounts were initially set at $5. Subsequently, on each Valuation Date, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor determined as of the end of the Valuation Date for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) where:

(a) is equal to:

    (1) the net asset value per share of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the Fund during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes, if any, paid or reserved for AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed);

(b) is the net asset value per share of the Fund determined as of the end of the preceding Valuation Period.

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on Premiums received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, the insurance tax laws, and AUL's status in a particular state. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs. This charge will be deducted as premium taxes are incurred by AUL, which is usually when an annuity is effected. Premium tax rates currently range from 0% to 3.5%, but are subject to change.

WITHDRAWAL CHARGE

No deduction for sales charges is made from Premiums for a Contract. If a cash withdrawal is made or the Contract is surrendered by the Owner, no withdrawal charge (which may also be referred to as a contingent deferred sales charge) will be assessed by AUL on the amount withdrawn. A withdrawal may result in taxable income to the Contract Owner.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts a monthly charge from the Variable Account Value pro rata based on the amounts in each account. Refer to the Expense Table for current charges. This amount is intended to compensate AUL for certain mortality and expense risks AUL assumes in offering and administering the Contracts and in operating the Variable Account.

The expense risk is the risk that AUL's actual expenses in issuing and administering the Contracts and operating the Variable Account will be more than the charges assessed for such expenses. The mortality risk borne by AUL is the risk that the Annuitants, as a group, will live longer than AUL's actuarial tables predict. AUL may ultimately realize a profit from this charge to the extent it is not needed to address mortality and administrative expenses, but AUL may realize a loss to the extent the charge is not sufficient. AUL may use any profit derived from this charge for any lawful purpose.

ANNUAL CONTRACT FEE

AUL deducts an annual contract fee from each Owner's Contract Value equal to the lesser of 2.0% of the Account Value or $30 a year. The fee is assessed every year on a Contract if the Contract is in effect on the Contract Anniversary, and is assessed only during the Accumulation Period. The annual contract fee is waived on each Contract Anniversary when the Account Value, at the time the charge would otherwise have been imposed, exceeds $50,000. When a Contract Owner annuitizes or surrenders on any day other than a Contract Anniversary, a pro rata portion of the charge for that portion of the year will not be assessed. The charge is deducted proportionately from the Account Value allocated among the Investment Accounts and the Fixed Account(s). The purpose of this fee is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account. AUL does not expect to profit from this fee.

RIDER CHARGES

The addition of any riders will result in additional charges which will be deducted proportionately from the Account Value allocated among the Investment Accounts.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed.

VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the annual contract fee for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. For example, the annual contract fee may be reduced in connection with acquisition of the Contract in exchange for another annuity contract issued by AUL. AUL may also reduce or waive the annual contract fee on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the mortality and expense risk charge shall not increase once a contract has been sold. AUL reserves the right to increase the mortality and expense risk charge on future contracts. AUL may increase the Annual Contract fee, but only to the extent necessary to recover the expenses associated with administration of the Contracts and operations of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Fund. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Fund. The advisory fees and other expenses are not fixed or specified under the terms of the Contract and are described in the Funds' Prospectuses.

                                  DISTRIBUTIONS

CASH WITHDRAWALS

During the lifetime of the Annuitant, at any time after the Right to Examine period and before the Annuity Date and subject to the limitations under any applicable Qualified Plan and applicable law, a Contract may be surrendered or a withdrawal may be taken from a Contract. A surrender or withdrawal request will be effective as of the end of the Valuation Date that a Proper Notice is received by AUL at its Home Office. Generally, surrender or withdrawal requests will be paid within seven calendar days. Withdrawals are not available during the Right to Examine Period.

If we receive Proper Notice of a full surrender request, we will pay the Owner's Net Cash Value as of the end of the Valuation Period.

A withdrawal may be requested for a specified percentage or dollar amount of an Owner's Account Value. Upon payment, the Owner's Account Value will be reduced by an amount equal to the payment, plus any positive or negative market value adjustment on the amounts withdrawn from the MVA Fixed Accounts. We reserve the right to treat requests for a withdrawal that would leave an Account Value of less than $2,500 as a request for a full surrender. AUL may change or waive this provision at its discretion. The minimum amount that may be withdrawn from a Contract Owner's Account connection with certain retirement programs may be subject to constraints on withdrawals and surrenders.

The amount of a withdrawal will be taken from the Investment Accounts and the Fixed Account(s) as instructed. If the Owner does not specify, withdrawals will be made in proportion to the Owner's Account Value in the various Investment Accounts and the Fixed Account(s). A withdrawal will not be effected until Proper Notice is received by AUL at its Home Office.

In addition to any applicable market value adjustments, a surrender or a withdrawal may be subject to a premium tax charge for any tax on Premiums that may be imposed by various states. See "Premium Tax Charge." A surrender or withdrawal may result in taxable income and in some cases a tax penalty. See "Tax Penalty for All Annuity Contracts" in the Statement of Additional Information. Owners of Contracts used in connection with a Qualified Plan should refer to the terms of the applicable Qualified Plan for any limitations or restrictions on cash withdrawals. The tax consequences of a surrender or withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."

LOAN PRIVILEGES

Loan privileges are only available on Contracts qualified under 401or 403(b). Prior to the Annuitization Date, the Owner of a Contract qualified may receive a loan from the Account Value subject to the terms of the Contract, the specific plan, and the Internal Revenue Code, which may impose restrictions on loans.

Loans from a qualified Contract are available beginning 30 days after the Issue Date. The Contract Owner may borrow a minimum of $1,000. Loans may only be secured by the Account Value. In non-ERISA plans, for Account Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Account Value, but not more than $10,000. If the Account Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 40% of the Account Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Account Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Account Value limitations stated above.

Loans will be administered according to the specific loan agreement, which may be requested from the Home Office.

Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner may be repaid within 15 years. Loan repayments will be processed in the same manner as a Premium Payment. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a Premium.

If the Contract is surrendered while the loan is outstanding, the Account Value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the outstanding loan plus accrued interest. If annuity payments start while the loan is outstanding, the Cash Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

If a loan payment is not made when due, interest will continue to accrue. If a loan payment is not made when due, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to a tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.

The Company reserves the right to modify the term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the participant has additional loans from other plans or contracts.

DEATH PROCEEDS PAYMENT PROVISIONS

The Death Proceeds will be determined as of the end of the Valuation Period in which due proof of death is received by AUL at its Home Office.

At the time of application, Contract Owners may select one of two death benefits available under the Contract as listed below (not all death benefit option riders may be available in all states at the time of application).

If no selection is made at the time of application, the Death Benefit will be the Standard Contractual Death Benefit.

STANDARD CONTRACTUAL DEATH BENEFIT

The Death Proceeds under the Standard Contractual Death Benefit are equal to the greater of:

 1) the Account Value less any outstanding loan and accrued interest

 2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

 1) the Account Value less any outstanding loan and accrued interest;

 2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest; or,

 3) the highest Account Value on any Contract Anniversary before the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

    After the Owner's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Owner's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

DEATH OF THE OWNER

If the Contract Owner dies before the Annuity Date and the Beneficiary is not the Contract Owner's surviving spouse, the Death Proceeds will be paid to the Beneficiary. Such Death Proceeds will be paid in a lump-sum, unless the Beneficiary elects to have this value applied under a settlement option. The option also must have payments which are payable over the life of the Beneficiary or over a period which does not extend beyond the life expectancy of the Beneficiary. If the contract is non-qualified, the payments must begin within one year of the Contract Owner's death, or the entire amount must be distributed by the fifth anniversary of the Contract Owner's death. If the contract is an IRA or qualified retirement plan, the payments must begin by December 31 of the year after the Contract Owner's death, or the entire amount must be distributed by December 31 of the fifth year after the Contract Owner's death.

If the Contract Owner dies before the Annuity Date and the Beneficiary is the Contract Owner's surviving spouse, the surviving spouse will become the new Contract Owner. The Contract will continue with its terms unchanged and the Contract Owner's spouse will assume all rights as Contract Owner. Within 120 days of the original Contract Owner's death, the Contract Owner's spouse may elect to receive the Death Proceeds or withdraw any of the Account Value without any early withdrawal charge. However, depending upon the circumstances, income tax and a tax penalty may be imposed upon such a withdrawal.

Any amount payable under a Contract will not be less than the minimum required by the law of the state where the Contract is delivered.

DEATH OF THE ANNUITANT

If the Annuitant dies before the Annuity Date and the Annuitant is not also the Contract Owner, then: (1) if the Contract Owner is not an individual, the Death Proceeds will be paid to the Contract Owner in a lump-sum; or (2) if the Contract Owner is an individual, a new Annuitant may be named and the Contract will continue. If a new Annuitant is not named within 120 days of the Annuitant's death, the Account Value will be paid to the Contract Owner in a lump-sum.

The Death Proceeds will be paid to the Beneficiary or Contract Owner, as appropriate, in a single sum or under one of the Annuity Options, as directed by the Contract Owner or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a surrender, withdrawal, transfer from an Owner's Account Value allocated to the Variable Account, or payment of the Death Proceeds, normally will be made within seven days from the date Proper Notice is received at AUL's Home Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible for any period:
(a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings; (b) during which trading on the New York Stock Exchange is restricted, as determined by the SEC; (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Account(s), see "The Fixed Account(s)."

ANNUITY PERIOD

GENERAL

On the Annuity Date, the adjusted value of the Owner's Account Value may be applied to provide an annuity option on a fixed or variable basis, or a combination thereof.

The Annuity Date is the date chosen for annuity payments to begin. Such date will be the first day of a calendar month unless otherwise agreed upon by Us. During the Accumulation Period, you may change the Annuity Date subject to approval by Us.

Annuitization is irrevocable once request for annuitization is received in good order, unless a variable payment annuity with no life contingency is selected.

When You annuitize, You must choose:

  1. An annuity payout option, and

  2. Either a fixed payment annuity, variable payment annuity, or any available combination.

A Contract Owner may designate an Annuity Date, Annuity Option, contingent Annuitant, and Beneficiary on "An Annuity Election Form" that must be received by AUL at its Home Office prior to the Annuity Date. AUL may also require additional information before annuity payments commence. If the Contract Owner is an individual, the Annuitant may be changed at any time prior to the Annuity Date. The Annuitant must also be an individual and must be the Contract Owner, or someone chosen from among the Contract Owner's spouse, parents, brothers, sisters, and children. Any other choice requires AUL's consent. If the Contract Owner is not an individual, a change in the Annuitant will not be permitted without AUL's consent. The Beneficiary, if any, may be changed at any time and the Annuity Date and the Annuity Option may also be changed at any time prior to the Annuity Date. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the Qualified Plan for pertinent limitations regarding annuity dates and options.

FIXED PAYMENT ANNUITY

The payment amount under a Fixed Payment Annuity option will be determined by applying the selected portion of the Contract Proceeds to the Fixed Payment Annuity table then in effect, after deducting applicable premium taxes. The annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant, except that in the case of Option 1, Income for a Fixed Period, age is not a consideration. Payments under the Fixed Payment Annuity are guaranteed as to dollar amount for the duration of the Annuity Period.

VARIABLE PAYMENT ANNUITY

The first payment amount under a Variable Payment Annuity option is set at the first valuation date after the Annuity Date by applying the selected portion of the Contract Proceeds to the Variable Payment Annuity table you select, after deducting applicable premium taxes. Payments under the Variable Payment Annuity option will vary depending on the performance of the underlying Investment Accounts. The dollar amount of each variable payment may be higher or lower than the previous payment.

  1. Annuity Units and Payment Amount - The dollar amount of the first payment is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. The number of Annuity Units established remains fixed during the annuity payment period. The dollar amount of subsequent annuity payments is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due.

  2. Assumed Investment Rate - The Assumed Investment Rate (AIR) is the investment rate built into the Variable Payment Annuity table used to determine your first annuity payment. You may select an AIR from 3%, 4% or 5% when you annuitize. A higher AIR means you would receive a higher initial payment, but subsequent payments would rise more slowly or fall more rapidly. A lower AIR has the opposite effect. If actual investment experience equals the AIR you choose, annuity payments will remain level.

  3. Value of an Annuity Unit - The value of an Annuity Unit for an Investment Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the AIR built into the Variable Payment Annuity table which you selected.

  4. Transfers - During the Annuity Period, transfers between Investment Accounts must be made in writing. We reserve the right to restrict transfers to no more frequently than once a year. Currently, there are no restrictions. Transfers will take place on the anniversary of the Annuity Date unless otherwise agreed to by us.

PAYMENT OPTIONS

All or any part of the proceeds paid at death or upon full surrender of this Contract may be paid in one sum or according to one of the following options:

  1. Income for a Fixed Period. Proceeds are payable in monthly installments for a specified number of years, not to exceed 20.

  2. Life Annuity. Proceeds are payable in monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as 120, or the number of payments required to refund the proceeds applied.

  3. Survivorship Annuity. Proceeds are payable in monthly installments for as long as either the first payee or surviving payee lives.

The Contract Proceeds may be paid in any other method or frequency of payment acceptable to us.

Contract Proceeds payable in one sum will accumulate at interest from the date of due proof of death or surrender to the payment date at the rate of interest then paid by us or at the rate specified by statute, whichever is greater.

SELECTION OF AN OPTION

Contract Owners should carefully review the Annuity Options with their financial or tax advisors. For Contracts used in connection with a Qualified Plan, the terms of the applicable Qualified Plan should be referenced for pertinent limitations respecting the form of annuity payments, the commencement of distributions, and other matters. For instance, annuity payments under a Qualified Plan generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70 1/2and is no longer employed. For Option 1, Income for a Fixed Period, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.

                              THE FIXED ACCOUNT(S)

SUMMARY OF THE FIXED ACCOUNT(S)

Premiums designated to accumulate on a fixed basis may be allocated to one of several Fixed Accounts which are part of AUL's general account. Either Market Value Adjusted (MVA) Fixed Account(s) or a Non-MVA fixed account will be available under the Contract. THE MVA AND NON-MVA FIXED ACCOUNT(S) MAY NOT BE AVAILABLE IN ALL STATES. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

Contributions or transfers to the Fixed Account(s) become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account(s) have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Account(s) has not been registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account(s) nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account(s). This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the Fixed Account(s). For more information regarding the Fixed Account(s), see the Contract itself.

NON-MARKET VALUE ADJUSTED FIXED ACCOUNT

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3% ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Contract for a period of at least one year. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Non-MVA Fixed Account(s) values and for paying interest at the Current Rate on amounts allocated to the Non-MVA Fixed Account(s).

MARKET VALUE ADJUSTED FIXED ACCOUNT

Market Value Adjusted Fixed Accounts provide a guaranteed rate of interest over specified maturity durations. A guaranteed interest rate, determined and declared by the Company for any Guaranteed Period selected, will be credited unless a distribution from the Market Value Adjusted Fixed Account occurs for any reason. The minimum amount of any allocation made to a Market Value Adjusted Fixed Account must be $1,000. MARKET VALUE ADJUSTED FIXED ACCOUNTS MAY NOT BE AVAILABLE IN EVERY STATE JURISDICTION. MARKET VALUE ADJUSTED FIXED ACCOUNTS ARE NOT AVAILABLE IN ALL CONTRACTS.

Generally, the market value adjustment will increase or decrease the value of distributed proceeds depending on how prevailing interest rates compare to the market value adjusted option rates in effect. When prevailing rates are lower than the market value adjusted option rate in effect for the Guaranteed Period elected, distribution proceeds will increase in value. Conversely, when prevailing rates are higher than the Market Value Adjusted option rate in effect for the Guaranteed Period elected, distribution proceeds will decrease in value. In no event will the adjustment reduce the Cash Value attributable to that MVA Fixed Account below that necessary to satisfy statutory nonforfeiture requirements. The effect of a market value adjustment should be carefully considered before electing to surrender allocations in a Market Value Adjusted Fixed Account.

During the MVA Free Window, you may transfer or withdraw amounts from MVA Fixed Accounts with expiring Guaranteed Periods without Market Value Adjustment. The MVA Free Window is currently set at 30 days prior to the end of the maturity duration selected. We reserve the right to change the MVA Free Window. Such amounts may be transferred to the Investment Accounts or reinvested in different MVA Fixed Accounts for different Guaranteed Periods. If you take no such action, the amount available at the end of the Guaranteed Period will remain in the MVA Fixed Account and a new Guaranteed Period and Current Rate will apply. Market Value Adjusted Fixed Accounts are available during the accumulation phase of a Contract only and are not available as fixed accounts during the annuitization phase of a Contract. In addition, Market Value Adjusted Fixed Accounts are not available for use in conjunction with Contract Owner services such as dollar cost averaging and portfolio rebalancing.

WITHDRAWALS

A Contract Owner may make a surrender or a withdrawal from his or her Fixed Account Value subject to the provisions of the Contract. A surrender of a Contract Owner's Fixed Account Value will result in a withdrawal payment equal to the value of the Contract Owner's Fixed Account Value as of the day the surrender is effected, minus any applicable market value adjustment. A withdrawal may be requested for a specified percentage or dollar amount of the Contract Owner's Fixed Account Value. For a further discussion of surrenders and withdrawals as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Cash Withdrawals."

TRANSFERS

The Contract Owner's Fixed Account Values may be transferred from the Fixed Account(s) to the Variable Account subject to certain limitations. The minimum amount that may be transferred from a Fixed Account is $500 or, if that Fixed Account Value is less than $500, the Contract Owner's remaining Account Value in that Fixed Account. If the amount remaining in a Fixed Account after a transfer would be less than $500, the remaining amount will be transferred with the amount that has been requested.

The maximum amount that may be transferred in any one Contract Year from a Non-MVA Fixed Account is the lesser of 20% of that Non-MVA Fixed Account Value as of the last Contract Anniversary or the entire Non-MVA Fixed Account Value if it would be less than $500 after the transfer. Transfers and withdrawals of a Contract Owner's Non-MVA Fixed Account Value will be effected on a last-in first-out basis.

Transfers from MVA Fixed Accounts may be subject to market value adjustment. Transfers from MVA Fixed Accounts to the Variable Account are not subject to the 20% Fixed Account transfer limitation. Transfers and withdrawals of a Contract Owner's MVA Fixed Account Value will be made from the Guaranteed Periods you have indicated. Transfers may result in a charge to the Contract Owner.

For a discussion of transfers as generally applicable to a Contract Owner's Variable Account Value and Fixed Account Value, see "Transfers of Account Value."

CONTRACT CHARGES

The annual Contract fee will be the same whether or not an Owner's Contract Value is allocated to the Variable Account or the Fixed Account(s). The charge for mortality and expense risks will not be assessed against the Fixed Account(s), and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the Fixed Account(s). In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Contract Owners to the extent the Account Value is allocated to the Fixed Account(s); however, such Contract Owners will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

PAYMENTS FROM THE FIXED ACCOUNT(S)

Surrenders, cash withdrawals, and transfers from the Fixed Account(s) and payment of Death Proceeds based upon a Contract Owner's Fixed Account Values may be delayed for up to six months after a written request in proper form is received by AUL at its Home Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Contract Owner's Fixed Account Values.

                            MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation contained in an application for the Contracts will remain in effect until changed. The interests of a Beneficiary who dies before the Contract Owner will pass to any surviving Beneficiary, unless the Contract Owner specifies otherwise. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Contract Owner prior to the Annuity Date, the Contract Owner's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Date, upon the death of the Annuitant, the Owner is the Beneficiary. If the Contract Owner is not an individual, the Contract Owner will be the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Contract Owner is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Home Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

For Contracts issued in connection with Qualified Plans, reference should be made to the terms of the particular Qualified Plan, if any, and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan, the Beneficiary (or contingent Annuitant) must be the Contract Owner's spouse if the Contract Owner is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY

A Contract Owner may assign a Contract, but the rights of the Contract Owner and any Beneficiary will be secondary to the interests of the assignee. AUL assumes no responsibility for the validity of an assignment. Any assignment will not be binding upon AUL until received in writing at its Home Office. An assignment may be a taxable event, so Contract Owners should consult a tax advisor as to the tax consequences resulting from such an assignment.

PROOF OF AGE AND SURVIVAL

AUL may require proof of age, sex, or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age or sex of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Contract would have provided for the correct age and sex.

ACCEPTANCE OF NEW PREMIUMS

AUL reserves the right to refuse to accept new Premiums for a Contract at any time.

OPTIONAL BENEFITS

There are several riders available at time of application which are described below. These riders carry their own charges which are described in the Expense Table in this Prospectus. Some riders are not available in all states.

ENHANCED DEATH BENEFIT RIDER

The Death Proceeds under the Enhanced Death Benefit Rider are equal to the greatest of:

  1) the Account Value less any outstanding loan and accrued interest;

  2) the total of all Premiums paid less an adjustment for amounts previously surrendered and less any outstanding loan and accrued interest;

  3) the highest Account Value on any Contract Anniversary before the Annuitant's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary After the Annuitant's 86th birthday, the Death Benefit will be equal to the highest Account Value on any Contract Anniversary at any time prior to the Annuitant's 86th birthday, less an adjustment for amounts previously surrendered, plus Premiums paid less any outstanding loan and accrued interest after the last Contract Anniversary.

GUARANTEED MINIMUM ANNUITIZATION BENEFIT RIDER

For those Contracts which have elected the Guaranteed Minimum Annuitization Benefit Rider at the time of application, the following provisions apply. If your Contract is annuitized, and you choose a life annuitization option, at any time after the tenth Contract Anniversary, the amount applied to the then current annuity table will be the greater of:

  1. The Account Value at that time, or

  2. The total of all Premiums paid with interest credited at the rate shown on the Policy Data Page, less an adjustment for amounts previously withdrawn.

The Account value is reduced proportionally for any withdrawals. Any transfer of Account Value to any Investment Account not listed on the Policy Data Page as approved for use with this benefit will terminate the rider. This Rider is only available if the Portfolio Optimization Program is chosen. If the Program is later terminated, the Rider will be terminated automatically.

                               FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use in connection with non-tax qualified retirement plans for individuals and for use by individuals in connection with retirement plans under the provisions of Sections 401(a), 403(b), 457, 408 or 408A of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on values under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee, may depend upon the type of plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Future legislation may affect annuity contracts adversely. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the terms of the plan and the particular circumstances of the individual involved, any person contemplating the purchase of a Contract, or receiving annuity payments under a Contract, should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. CONSULT YOUR TAX ADVISOR.

DIVERSIFICATION STANDARDS

Treasury Department regulations under Section 817(h) of the Code prescribe asset diversification requirements which are expected to be met by the investment companies whose shares are sold to the Investment Accounts. Failure to meet these requirements would jeopardize the tax status of the Contracts. See the Statement of Additional Information for additional details.

In connection with the issuance of the regulations governing diversification under Section 817(h) of the Code, the Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.

If the variable contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in a contract owner's gross income. It is not clear, at present, what these regulations or rulings may provide. It is possible that when the regulations or rulings are issued, the Contracts may need to be modified in order to remain in compliance. AUL intends to make reasonable efforts to comply with any such regulations or rulings so that the Contracts will be treated as annuity contracts for federal income tax purposes and reserves the right to make such changes as it deems appropriate for that purpose.

TAXATION OF ANNUITIES IN GENERAL - NON-QUALIFIED PLANS

Section 72 of the Code governs taxation of annuities. In general, a Contract Owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards."

1. SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY DATE

Code Section 72 provides that amounts received upon a surrender or withdrawal from a Contract prior to the annuity date generally will be treated as gross income to the extent that the Cash Value of the Contract exceeds the "investment in the Contract." In general, the "investment in the Contract" is that portion, if any, of Premiums paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a withdrawal from a Contract. Similarly, loans under a Contract generally are treated as distributions under the Contract.

2. SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY DATE

Upon receipt of a lump-sum payment or an annuity payment under an annuity Contract, the recipient is taxed if the Cash Value of the Contract exceeds the investment in the Contract. For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans that are qualified under Section 401(a) of the Code.

3. AMOUNTS RECEIVED AS AN ANNUITY

For amounts received as an Annuity, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. That remaining portion of each payment is taxed at ordinary income rates. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies AUL of that election. Special rules apply to withholding on distributions from Employee Benefit Plans and 403(b) arrangements.

4. PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS

With respect to amounts withdrawn or distributed before the Contract Owner reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (1) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (2) attributable to the Contract Owner's becoming totally disabled within the meaning of Code Section 72(m)(7); or (3) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Contract Owner, or the joint lives (or joint life expectancies) of the Contract Owner and his beneficiary. The 10% penalty also does not apply in certain other circumstances described in Code
Section 72.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (3) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined in accordance with IRS regulations) equal to the tax that would have been imposed but for item (3) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the Contract Owner attains age 59 1/2, or (b) before the Contract Owner reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS

1. DISTRIBUTION-AT-DEATH RULES

In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if the Owner dies on or after the Annuity Commencement Date, and before the entire interest in the Contract has been distributed, the remaining interest must be distributed at least as quickly as the method in effect on the Owner's death; and (b) if the Owner dies before the Annuity Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be distributed over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the Owner. If the designated beneficiary is the spouse of the Owner, the Contract may be continued in the name of the spouse as Owner.

For purposes of determining the timing of distributions under the foregoing rules, where the Owner is not an individual, the primary annuitant is considered the Owner. In that case, a change in the primary annuitant will be treated as the death of the Owner. Finally, in the case of joint Owners, the distribution-at-death rules will be applied by treating the death of the first Owner as the one to be taken into account in determining how generally distributions must commence, unless the sole surviving Owner is the deceased Owner's spouse. The endorsement that allows for joint ownership applies to spouses only.

2. GIFT OF ANNUITY CONTRACTS

Generally, a donor must pay income tax on the gain of the Contract if he makes a gift of the Contract before the Annuity Date. The donee's basis in the Contract is increased by the amount included in the donor's income. This provision does not apply to certain transfers incident to a divorce or transfers to a spouse. The 10% penalty tax on pre-age 59 1/2 withdrawals and distributions and gift tax also may be applicable.

3. CONTRACTS OWNED BY NON-NATURAL PERSONS

If the Contract is held by a non-natural person (for example, a corporation in connection with its non-tax qualified deferred compensation plan) the income on that Contract (generally the Account Value less the Premium payments and amounts includable in gross income for prior taxable years with respect to the Contract) is includable in taxable income each year. Other taxes (such as the alternative minimum tax and the environmental tax imposed under Code Section 59A) may also apply. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of an Employee Benefit Plan, and in the case of a so-called immediate annuity. Code Section 457 (deferred compensation) plans for employees of state and local governments and tax-exempt organizations are not within the purview of the exceptions. However, the income of state and local governments and tax-exempt organizations generally is exempt from federal income tax.

4. MULTIPLE CONTRACT RULE

For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer to the same contract owner during any calendar year must be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Commencement Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts. In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule.

QUALIFIED PLANS

The Contract may be used with certain types of Qualified Plans as described under "The Contracts." The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Contract Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans will be subject to the terms and conditions of the plans themselves and may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, AUL may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the Code or the Employee Retirement Income Security Act of 1974 ("ERISA"). Consequently, a Contract Owner's Beneficiary designation or elected payment option may not be enforceable.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

1. INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408 permits an eligible individual to contribute to an individual retirement program through the purchase of Individual Retirement Annuities ("IRAs"). The Contract may be purchased as an IRA. IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to an IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for an IRA may not exceed $3,000 under the laws in effect as of the writing of this prospectus, reduced by any contribution to that individual's Roth IRA. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA.

2. ROTH IRA

Effective January 1, 1998, a Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits, reduced by any contribution to that individual's IRA. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.

3. CORPORATE PENSION AND PROFIT SHARING PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for their employees. For this purpose, self-employed individuals (proprietors or partners operating a trade or business) are treated as employees eligible to participate in such plans. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

In order for a retirement plan to be "qualified" under Code Section 401(a), it must: (1) meet certain minimum standards with respect to participation, coverage and vesting; (2) not discriminate in favor of "highly compensated" employees;
(3) provide contributions or benefits that do not exceed certain limitations;
(4) prohibit the use of plan assets for purposes other than the exclusive benefit of the employees and their beneficiaries covered by the plan; (5) provide for distributions that comply with certain minimum distribution requirements; (6) provide for certain spousal survivor benefits; and (7) comply with numerous other qualification requirements.

A retirement plan qualified under Code Section 401(a) may be funded by employer contributions, employee contributions or a combination of both. Plan participants are not subject to tax on employer contributions until such amounts are actually distributed from the plan. Depending upon the terms of the particular plan, employee contributions may be made on a pre-tax or after-tax basis. In addition, plan participants are not taxed on plan earnings derived from either employer or employee contributions until such earnings are distributed.

4. TAX-DEFERRED ANNUITIES

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may pay Premiums under the Contracts for the benefit of their employees. Such Premiums are not includable in the gross income of the employee until the employee receives distributions from the Contract. The amount of Premiums to the tax-deferred annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

On November 16, 2004, the IRS issued proposed and temporary regulations relating to Code section 403(b) tax-deferred annuity contracts. (See Prop. Regs.
Sections 1.403(b)-0 through 11 and Temp. Regs. Section 3121(a)(5)-2T.) If these regulations are finalized, there may be changes affecting 403(b) arrangements.

The preamble to the proposed regulations states that it is expected that a number of IRS pronouncements, including Rev. Rul. 90-24, will be superceded when the regulations are issued in final form. Under these new regulations, a 403(b) plan may not accept transfers from a Section 401 plan or a Section 457 plan.

5. DEFERRED COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code to defer a portion of their compensation without paying current taxes. Distributions received by an employee from a 457 Plan will be taxed as ordinary income.

QUALIFIED PLAN FEDERAL TAXATION SUMMARY

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax advisor with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Nonperiodic distributions (e.g., lump-sums and annuities or installment payments of less than 10 years) from a Qualified Plan (other than an IRA) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible Qualified Plan or IRA. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

403(B) PROGRAMS - CONSTRAINTS ON WITHDRAWALS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of organizations specified in Section 501(c)(3) of the Internal Revenue Code, such as certain types of charitable, educational, and scientific organizations, to purchase annuity contracts, and subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax-deferred annuity contracts meeting the requirements of
Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 1/2, separates from service, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, or paying certain tuition expenses.

An Owner of a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Contract Value attributable to Premiums paid under a salary reduction agreement or any income or gains credited to such Contract Owner under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Contract Owner's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts meets certain conditions. An Owner's Contract may be able to be transferred to certain other investment or funding alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

401 OR 403(B) PROGRAMS - LOAN PRIVILEGES

Generally, loans are non-taxable. However, loans under a 401 or 403(b) contract are taxable in the event that the loan is in default. Please consult your tax advisor for more details.

                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Contract Owner. AUL or the pertinent Fund shall send to each Contract Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Fund's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract on a particular date by the net asset value per share of that Fund as of the same date. After the Annuity Date, the number of Fund shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Annuity Units by the net asset value per share of that Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Funds should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all of the Funds should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Contract Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to a Contract Owner's interest in an Investment Account or the Variable Account without notice, Contract Owner approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Contract Owners on a basis to be determined by AUL. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. AUL reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law, an Investment Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Contract Owners, to make any change to the provisions of the Contracts to comply with, or to give Contract Owners the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Premiums under a Contract and to refuse to accept any application for a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract. AUL will also send statements reflecting transactions in a Contract Owner's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account or the Variable Account's principal underwriter or depositor (or any subsidiary) is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by John C. Swhear, Assistant General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.

FINANCIAL STATEMENTS

Financial statements of OneAmerica Financial Partners, Inc., as of December 31, 2005, are included in the Statement of Additional Information.

                         STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

Description                                                                                   Page
-----------                                                                                   ----
GENERAL INFORMATION AND HISTORY .............................................................    3
DISTRIBUTION OF CONTRACTS ...................................................................    3
CUSTODY OF ASSETS ...........................................................................    3
TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ..................................................    3
TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PLANS ..............................    3
     403(b) Programs ........................................................................    4
     408 and 408A Programs ..................................................................    4
     457 Programs ...........................................................................    4
     Employee Benefit Plans .................................................................    5
     Tax Penalty for All Annuity Contracts ..................................................    5
     Withholding for Employee Benefit Plans and Tax-Deferred Annuities ......................    5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...............................................    6
FINANCIAL STATEMENTS ........................................................................    7

A Statement of Additional Information may be obtained without charge by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus. A postage pre-paid envelope is included for this purpose.

--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

                                                                                    ---------------------------
                                                                                           OMB APPROVAL
                                                                                    ---------------------------
FORM ADV    UNIFORM APPLICATION FOR INVESTMENT ADVISER REGISTRATION                 OMB Number:  3235-0049
PART II - PAGE 1                                                                    Expires: July 31, 2008
                                                                                    Estimated average burden
                                                                                    hours per response...9.402
                                                                                    ----------------------------

--------------------------------------------------------------------------------
Name of Investment Adviser:
AMERICAN UNITED LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Address: (Number and Street)             (City)       (State)     (Zip Code)    Area Code:    Telephone Number:
P.O. BOX 368, ONE AMERICAN SQUARE.    INDIANAPOLIS      IN          46206         (317)           285-1869
----------------------------------------------------------------------------------------------------------------

  THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS
   BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR
                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.

                                        TABLE OF CONTENTS

 ITEM
NUMBER      ITEM                                                                           PAGE
------      ----                                                                           ----
  1         Advisory Services and Fees                                                        2

  2         Types of Clients                                                                  2

  3         Types of Investments                                                              3

  4         Methods of Analysis, Sources of Information and
               Investment Strategies                                                          3

  5         Education and Business Standards                                                  4

  6         Education and Business Background                                                 4

  7         Other Business Activities                                                         4

  8         Other Financial Industry Activities or Affiliation                                5

  9         Participation or Interest in Client Transactions                                  5

 10         Conditions for Managing Accounts                                                  5

 11         Review of Accounts                                                                6

 12         Investment or Brokerage Discretion                                                6

 13         Additional Compensation                                                           7

 14         Balance Sheet                                                                     7

            Continuation Sheet                                                       Schedule F

            Balance Sheet, if required                                               Schedule G

--------------------------------------------------------------------------------
(Schedules A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)
--------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2006

----------------------------------------------------------------------------------------------------------------------------
1.  A.    ADVISORY SERVICES AND FEES. (check the applicable boxes)               For each type of service provided,
                                                                                 state the approximate % of total
    Applicant:                                                                   advisory billings from that
                                                                                 service.

                                                                                 (See instruction below.)

[x]  (1)  Provides investment supervisory services                                                                99.00%
                                                                                                                  -----
[x]  (2)  Manages investment advisory accounts not involving investment supervisory services                       1.00%
                                                                                                                  -----
[ ]  (3)  Furnishes investment advice through consultations not included in either service
          described above                                                                                              %

[ ]  (4)  Issues periodicals about securities by subscription                                                          %

[ ]  (5)  Issues special reports about securities not included in any service described above                          %

[ ]  (6)  Issues, not as part of any service described above, any charts, graphs, formulas or other
          devices which clients may use to evaluate securities                                                         %

[ ]  (7)  On more than an occasional basis, furnishes advice to clients on matters not involving
          securities                                                                                                   %

[ ]  (8)  Provides a timing service                                                                                    %

[ ]  (9)  Furnishes advice about securities in any manner not described above                                          %

 (Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                      Yes              No
    B.        Does applicant call any of the services it checked above financial planning or
              some similar term?                                                                      [ ]             [x]

-----------------------------------------------------------------------------------------------------------------------------
    C.        Applicant offers investment advisory services for: (check all that apply)

    [x]  (1)  A percentage of assets under management           [ ]  (4)  Subscription fees

    [ ]  (2)  Hourly charges                                    [ ]  (5)  Commissions

    [ ]  (3)  Fixed fees (not including subscription fees)      [ ]  (6)  Other

-----------------------------------------------------------------------------------------------------------------------------
    D.        For each check box in A above, describe on Schedule F:

    o         the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee

    o         applicant's basic fee schedule, how fees are charged and whether its fees are negotiable

    o         when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date

-----------------------------------------------------------------------------------------------------------------------------

2.  TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)

    [x]   A.  Individuals                                       [ ]  E.  Trusts, estates, or charitable organizations

    [ ]   B.  Banks or thrift institutions                      [x]  F.  Corporations or business entities other than
                                                                         those listed above
    [x]   C.  Investment companies
                                                                [ ]  G.  Other (describe on Schedule F)
    [x]   D.  Pension and profit sharing plans

=============================================================================================================================
        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
-----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2006

----------------------------------------------------------------------------------------------------------------------------
3.  TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)

          A.  Equity Securities                                  [x]  H.  United States government securities

    [x]       (1)  exchange-listed securities

    [x]       (2)  securities traded over-the-counter                 I.  Options contracts on:

    [x]       (3)  foreign issuers                               [ ]      (1)  securities

                                                                 [ ]      (2)  commodities
    [ ]   B.  Warrants

                                                                      J.  Futures contracts on:

    [x]   C.  Corporate debt securities                          [ ]      (1)  tangibles

              (other than commercial paper)                      [ ]      (2)  intangibles

    [x]   D.  Commercial paper                                        K.  Interests in partnerships investing in:

                                                                 [ ]      (1)  real estate

    [x]   E.  Certificates of deposit                            [ ]      (2)  oil and gas interests

                                                                 [ ]      (3)  other (explain on Schedule F)
    [x]   F.  Municipal securities
                                                                 [ ]  L.  Other (explain on Schedule F)
          G.  Investment company securities:

    [x]       (1)  variable life insurance

    [x]       (2)  variable annuities

    [x]       (3)  mutual fund shares
----------------------------------------------------------------------------------------------------------------------------

4.  Methods of Analysis, Sources of Information, and Investment Strategies.

    A.        Applicant's security analysis methods include: (check those that apply)

         (1)  [ ]  Charting                                         (4)   [ ]  Cyclical

         (2)  [x]  Fundamental                                      (5)   [x]  Other (explain on Schedule F)

         (3)  [x]  Technical
----------------------------------------------------------------------------------------------------------------------------

    B.        The main sources of information applicant uses include: (check those that apply)

         (1)  [x]  Financial newspapers and magazines               (5)   [ ]  Timing services

         (2)  [x]  Inspections of corporate activities              (6)   [x]  Annual reports, prospectuses, filings with
                                                                               the Securities and Exchange Commission

         (3)  [x]  Research materials prepared by others            (7)   [x]  Company press releases

         (4)  [x]  Corporate rating services                        (8)   [ ]  Other (explain on Schedule F)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
-----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2006

----------------------------------------------------------------------------------------------------------------------------
    C.        The investment strategies used to implement any investment advice given to clients include:
              (check those that apply)

         (1)  [x]  Long term purchases
                   (securities held at least a year)                (5)   [ ]  Margin transactions

         (2)  [x]  Short term purchases
                   (securities sold within a year)                  (6)   [ ]  Option writing, including covered
                                                                               options, uncovered options or
                                                                               spreading strategies

         (3)  [x]   Trading (securities sold within 30 days)        (7)   [ ]  Other (explain on Schedule F)

         (4)  [ ]   Short sales

----------------------------------------------------------------------------------------------------------------------------

5.   EDUCATION AND BUSINESS STANDARDS.
     Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

                              (If yes, describe these standards on Schedule F.)
                                                                                                    Yes            No
                                                                                                    [x]           [ ]

----------------------------------------------------------------------------------------------------------------------------

6.   EDUCATION AND BUSINESS BACKGROUND.
     For:
     o        each member of the investment committee or group that determines general investment advice to be given to clients, or

     o        if the applicant has no investment committee or group, each individual who determines general investment advice given to clients (if more than five, respond only for their supervisors)

     o        each principal executive officer of applicant or each person with similar status or performing similar functions.

     On Schedule F, give the:

     o        name                                                o    formal education after high school

     o        year of birth                                       o    business background for the preceding five years

----------------------------------------------------------------------------------------------------------------------------

7.   OTHER BUSINESS ACTIVITIES. (check those that apply)

     [x]  A.  Applicant is actively engaged in a business other than giving investment advice.

     [x]  B.  Applicant sells products or services other than investment advice to clients.

     [x]  C.  The principal business of applicant or its principal executive officers involves something other than providing investment advice.

          (For each checked box describe the other activities, including the time spent on them, on Schedule F.)

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2006

----------------------------------------------------------------------------------------------------------------------------
8.   OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)
     [ ]  A.  Applicant is registered (or has an application pending) as a securities broker-dealer.

     [ ]  B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.

          C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:

     [x] (1)  broker-dealer                                      [ ] (7)   accounting firm

     [x] (2)  investment company                                 [ ] (8)   law firm

     [x] (3)  other investment adviser                           [x] (9)   insurance company or agency

     [ ] (4)  financial planning firm                            [ ] (10)  pension consultant

     [ ] (5)  commodity pool operator, commodity                 [ ] (11)  real estate broker or dealer
              trading adviser or futures commission
              merchant

     [ ] (6)  banking or thrift institution                      [ ] (12)  entity that creates or packages limited
                                                                           partnerships

             (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

          D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?
                          (If yes, describe on Schedule F the partnerships and what they invest in.)
                                                                                                        Yes            No
                                                                                                        [ ]           [x]

----------------------------------------------------------------------------------------------------------------------------

9.  PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

    Applicant or a related person: (check those that apply)

    [ ]  A.  As principal, buys securities for itself from or sells securities it owns to any client.

    [ ]  B.  As broker or agent effects securities transactions for compensation for any client.

    [ ]  C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.

    [ ]  D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.

    [ ]  E.  Buys or sells for itself securities that it also recommends to clients.

            (For each box checked, describe on Schedule F, when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)

   Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client prospective client upon request.
----------------------------------------------------------------------------------------------------------------------------

10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment supervisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other conditions for starting or maintaining an account?

                                      (If yes, describe on Schedule F.)
                                                                                                        Yes            No
                                                                                                        [ ]           [x]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2006

----------------------------------------------------------------------------------------------------------------------------
11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory accounts, or holds itself out as providing financial planning or some similarly termed services:

     A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. FOR REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

     AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY
     INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE AUL ONEAMERICA FUNDS, INC.

     THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH
     PORTFOLIO FOR THE AUL ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:

     G. DAVID SAPP, SR. V.P., INVESTMENTS
     KENT R. ADAMS, V.P., INCOME SECURITIES
     KATHRYN E. HUDSPETH, V.P., EQUITIES
     MATTHEW HALL, SR. RESEARCH ANALYST
     DANIEL SCHLUGE, CONTROLLER

     SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY AND GENERAL
     ECONOMIC CONDITIONS, PERFORMANCE OF THE PORTFOLIO SECURITIES, THE COST OF BROKER COMMISSIONS AND THE INTENDED
     INVESTMENT STRATEGY BASED ON CURRENT CONDITIONS.

     B.     Describe below the nature and frequency of regular reports to clients on their accounts.

     SEE ANSWER TO 11.A. ABOVE

     IBBOTSON REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION
     MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.

----------------------------------------------------------------------------------------------------------------------------

12.  INVESTMENT OR BROKERAGE DISCRETION.

     A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

     (1)    securities to be bought or sold?                                                            Yes           No
                                                                                                        [x]           [ ]

     (2)    amount of the securities to be bought or sold?                                              Yes           No
                                                                                                        [x]           [ ]

     (3)    broker or dealer to be used?                                                                Yes           No
                                                                                                        [x]           [ ]

     (4)    commission rates paid?                                                                      Yes           No
                                                                                                        [x]           [ ]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/31/2006

----------------------------------------------------------------------------------------------------------------------------
     B.     Does applicant or a related person suggest brokers to clients?
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

     For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

     o      the products, research and services

     o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services

     o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and

     o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for products and research services received.

----------------------------------------------------------------------------------------------------------------------------

13.  ADDITIONAL COMPENSATION.

     Does the applicant or a related person have any arrangements, oral or in writing, where it:

     A.      is paid cash by or receives some economic benefit (including commissions, equipment or non-research services) from a non-client in connection with giving advice to clients?
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

     B.      directly or indirectly compensates any person for client referrals?

                                (For each yes, describe the arrangements on Schedule F.)
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

----------------------------------------------------------------------------------------------------------------------------

14.  BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

     o       has custody of client funds or securities (unless applicant is registered or registering only with the
             Securities and Exchange Commission); or

     o       requires prepayment of more than $500 in fees per client and 6 or more in advance

     Has applicant provided a Schedule G balance sheet?
                                                                                                        Yes           No
                                                                                                        [ ]           [x]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).
----------------------------------------------------------------------------------------------------------------------------

SCHEDULE F                           ----------------------------------------------------------------------------------------
OF FORM ADV                          Applicant:                                    SEC File Number:          Date:
CONTINUATION SHEET FOR FORM ADV
                                     AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/31/2006

-----------------------------------------------------------------------------------------------------------------------------
                (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)

-----------------------------------------------------------------------------------------------------------------------------

1.  Full name of applicant exactly as stated in Item 1A of Part I of Form ADV:                    IRS Empl. Ident. No.:

AMERICAN UNITED LIFE INSURANCE COMPANY                                                            35-0145825

-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A                 AUL offers group variable annuity contracts to be used in connection with certain retirement plans and individual variable annuity life contracts. These contracts provide for the accumulation of values on a variable basis, fixed basis or both. Contributions designated to accumulate on a variable basis may be allocated to one or more of the investment accounts of the AUL American Unit Trusts, AUL American Individual Unit
                       Trust, AUL American Individual Variable Annuity Unit Trust and AUL American
                       Individual Variable Life Unit Trust registered unit investment trusts and separate accounts of AUL. AUL acts as the investment advisor to the OneAmerica Funds, Inc.("the
                       Fund"). Other mutual fund shares may be purchased by the separate accounts from mutual funds which have investment advisers other than AUL.

                       The Fund and AUL (the"Adviser") entered into an Investment Advisor Agreement in 1990 which was approved by the Fund shareholders and Trust Participants on May 8, 1991.
                       Thereafter, the Agreement has been reviewed annually by the Fund's Board of Directors unless otherwise required by federal securities laws. Subject to the overall supervision of the Fund's Board of Directors, the Adviser exercises responsibility for the investment and reinvestment of the Fund's assets. The Adviser manages the day-to-day investment operations of the Fund and the composition of each of the Portfolios, including the purchase, retention and disposition of the investments, securities and cash contained therein in accordance with each Portfolio's investment objectives and policies as stated
                       in the Fund's current prospectus. The Agreement was last approved by the Board of
                       Directors on February 24, 2006.

                       Under the Investment Advisory Agreement, the Adviser is compensated for its services at a monthly fee based on an annual percentage of the average daily net assets of each portfolio. For each portfolio, the Fund pays the Adviser a fee at an annual rate of the portfolio's average daily net assets of 0.50% for the Value, Investment Grade Bond and
                       Asset Director portfolios; 0.40% for the Money Market portfolio; and, 0.70% for the
                       Socially Responsive portfolio. The Investment Adviser is also the distributor of contracts in which the portfolios are offered. The distributor is entitled to 0.30% of the average daily net assets of each portfolio's Adviser Class shares for distribution and shareholder services provided (12b-1 fees) to the shareholders.

                       AUL has entered into an Agreement of Strategic Alliance dated July 18, 1994, under the terms of which the parties have agreed that AUL will perform certain investment management services for and on behalf of State Life Insurance Company.

                       Under this Agreement, AUL provides a continuous investment program and is responsible for the composition of State Life's investment portfolio. In consideration,
                       State Life pays AUL 13 basis points annually for State Life's mean invested assets for each year the Agreement remains in effect. State Life is responsible for all of the expenses and liabilities relating to its investment portfolio and for establishing the investment

-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
                       objectives for AUL to follow. AUL agrees to maintain and preserve required records related to State Life Investments.

                       Pioneer Mutual Life Insurance Company,("PML") a subsidiary of OneAmerica Financial
                       Partners, Inc.

                       PML pays AUL 13 basis points annually for PML's mean invested assets for each year.

                       Cherokee National Life Insurance Company ("CNL") a subsidiary of OneAmerica
                       Financial Partners, Inc.

                       AUL has entered into an Investment Management Service Agreement with CNL dated
                       December 21, 2000. Under the terms of this agreement the parties have agreed that AUL will perform certain investment management services for and on behalf of CNL. CNL agrees to pays AUL 13 basis points annually for CNL's mean invested assets for each year the Agreement remains in effect.

                       Miscellaneous Investment Advisory Clients

                       AUL has entered into agreements with miscellaneous investment advisory clients whereby
                       AUL serves as investment advisor to these entities regarding certain private placement fixed income investments in which AUL is participating. These entities maintain ultimate discretion in all securities purchases. They pay AUL an annual fee on a quarterly basis, in arrears, fees for the services rendered under the agreement in the amount up to 12.5 basis points of the outstanding aggregate principal value of the assets held at the end of each quarter which were purchased under this agreement.

                       Ibbottson Plan Sponsor Advice

                       AUL has entered into an agreement whereby Ibbottson Associates provides advice to plan sponsors regarding funds to be included in the plan. Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile.
                       AUL will charge plan sponsor a maximum fee of $2,000, depending on plan assets. AUL pays Ibbotson a flat fee of $70,000 per year for the service.

                       Portfolio Optimization Program

                       AUL offers, through some variable annuity and variable life contracts, asset allocation programs that may constitute the provision of investment advice under SEC rules.

                       Under these programs, AUL has developed several asset allocations models, each based on different profiles of an investor's willingness to accept investment risk. If the client decides to subscribe to the Portfolio Optimization service, initial premiums or Variable
                       Account Value, as applicable, will be allocated to the Investment Options according to the model selected. Subsequent Purchase Payments, if allowed under the Contract, will also be allocated accordingly.

                       AUL will serve as the Investment Advisor for the service, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models. Each model is evaluated annually to assess whether the combination of Investment Options within the model should be changed to better seek optimize the potential return for the level of risk tolerance intended for the model.
                       As a result of the periodic analysis, each model may change and Investment Options may be deleted from a model.

                       When AUL updates the models, it will send written notice of the updated models at least
                       30 days in advance of the date it intends the updated version of the model to be effective.
                       If the client takes no action, the Variable Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated model automatically. If the client does not wish to accept the changes to the selected model, the client can change to a different model or withdraw from the Portfolio Optimization service by providing notice to AUL. Some of the riders available under the Contract require the client to participate in an asset allocation service. If the client purchases any of these riders, such riders will terminate if the client withdraws from Portfolio Optimization or allocate any portion of

-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
                       the client's subsequent Premiums or Account Value to an Investment Option that is not currently included in a Model (as more fully described in each rider.)

II 4.A                 Applicant's security analysis methods include quantitative modeling.

II 5.                  In general, the applicant requires that all individuals involved in determining or giving investment advice have a college degree and approximately 2-3 years of business experience.

II 6.                  Dayton H. Molendorp
                       DOB 4/8/47
                       Education: graduate of Westmar College
                       President and CEO* 9/1/2004-Present
                       Executive Vice President * 2/2003 to 5/2004
                       Senior Vice President, Individual Division 9/1999 - 2/2003
                       Director, AUL, 12/2000 - present
                       Vice President, Individual Division 11/1998 - 9/1999
                       Vice President, Marketing, Individual Division 6/1992 - 9/1998

                       G. David Sapp, CFA
                       DOB:  12/3/46
                       Education: graduate of Indiana University
                       Sr. Vice President, Investments *1/1992 to present
                       Vice President, Securities *1/1980 to 1/1992

                       John C. Swhear
                       DOB:  5/31/61
                       Education: graduate Ball State University & Indiana University School of Law
                       Assistant General Counsel and Investment Advisor
                       Chief Compliance Officer * 6/2004 - present
                       Assistant General Counsel * 4/2003 - 6/2004
                       Senior Counsel * 8/2000 - 5/2003
                       Counsel * 11/96 to 8/2000

                       Kent Adams, CFA
                       DOB:  3/11/48
                       Education: graduate of Indiana University
                       Vice President, Fixed Income Securities *1/1992 to present
                       Asst. Vice President, Securities *2/1984 to 1/1992

                       Kathryn E. Hudspeth, CFA
                       DOB:  5/9/59
                       Education: graduate of Indiana Wesleyan & Ball State University
                       Vice President, Equities *11/1994 to present
                       Asst. Vice President, Equities *8/1989 to 11/1994

                       Michael I. Bullock, CFA
                       DOB:  7/26/62
                       Education: graduate of Indiana University & Butler University
                       Vice President, Private Placements *11/08/2004 to present
                       Asst. Vice President, Mortgage-Backed Securities *11/2000 to 11/08/2004

                       Craig A. Lehman
                       DOB:  2/4/81
                       Education: graduate of Butler University
                       Research Analyst *1/04 to present
                       Workers' Compensation Case Mgr., Liberty Mutual Insurance *7/03 to 1/04

                       John C. Mason, CFA
                       DOB:  8/23/64
                       Education: graduate of Indiana University
                       Vice President, Marketable Corporate Bonds *5/2003 to present
                       Asst. Vice President, Marketable Corporate Bonds 8/1998-4/2003
-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
                       Matthew Hall, CFA
                       DOB:  12/31/71
                       Education: graduate of Western Kentucky University
                       Director of Fixed Income *7/2005 to present
                       Investment Officer Corporate Securities, AUL *09/2002 to 7/2005
                       Financial Analyst III, First Tennessee National Bank, 5/1997 to 9/2002

                       Tyler Gentry, CFA
                       DOB:  2/21/77
                       Education: University of Iowa
                       Research Analyst *5/9/05 to present
                       Senior Research Analyst, Private Placements Fixed Income,
                       Principal Financial Group 2002 - 2005

                       Steven T. Holland
                       DOB:  10/10/58
                       Education: graduate of Miami University & Indiana University
                       Vice President, Mortgage Loans *6/1996 to present

                       Robert E. Ferguson
                       DOB:  3/31/57
                       Education: graduate of Indiana University & Indiana University School of Law
                       Deputy General Counsel *8/06/2004 to present
                       Assistant General Counsel *12/1995 to 08/06/2004

                           * of applicant

II 7.(A)(B)(C)         AUL is a stock life insurance company existing under the laws of the State of Indiana.
                       AUL primarily conducts a conventional life insurance, health insurance, reinsurance and annuity business. Applicant spends approximately 90% of its time conducting these activities.

II 8.C(1)              OneAmerica Securities, Inc. (Formerly known as: AUL Equity Sales Corporation), a registered broker-dealer located at One American Square, Indianapolis, Indiana 46206 is
                       a wholly owned subsidiary of AUL and is the distributor of all registered products offered by AUL.

II 8.C(2)              See Answer provided in 11 1.a of this Schedule F

II.9.E                 Some securities considered for investment by the Advisor may also be appropriate for the Adviser's general account as well as for other accounts served by the Adviser. If a purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these accounts served by the Adviser is considered at or about the same time, it is the policy of the Adviser to aggregate the trades in order to assist with its obligations to seek best execution for its clients. It is also the policy of the Adviser not to favor any one account or portfolio over another in the event that security trades are practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account or portfolio. However, additional factors will also be taken into consideration when determining proper share allocation, so that the final allocation may not be based solely on a pro rata calculation. These factors include but are not limited to, the following:

                                  1) Percentage of the trade executed

                                  2) Total number of shares traded

                                  3) Cash flow issues for each portfolio

                                  4) Equity allocation for each portfolio prior to trade execution

                                  5) Targeted stock allocation for each portfolio prior to trade execution

                       While it is conceivable that in certain instances these procedures could adversely affect the price or number of shares involved in a particular portfolio transaction, it is believed that these procedures generally contribute to better overall execution.
-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

-----------------------------------------------------------------------------------------------------------------------------
II 12.A (1) & (2)      The Board of Director has adopted investment objectives for each of the portfolios.
                       Additionally, the portfolios are subject to certain investment restrictions. Neither the investment objectives nor the investment restrictions may be changed without a majority vote of the shareholders of the affective Portfolio. The applicant has the authority to determine, without obtaining specific client consent, the amount and type of securities to be bought or sold, provided that the investment objectives and investment restrictions are followed.

II 12.A (3) & (4)      In executing transactions, the Adviser will attempt to obtain the best execution for a
                       Portfolio, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of a Portfolio, the Adviser may pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below. In the case of securities traded over-the-counter markets, in some cases, there is no stated commission, but the price includes and undisclosed commission or mark-up.
-----------------------------------------------------------------------------------------------------------------------------
                                    (C) 1996 ProFormWare, Inc. (portions of software only)

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)

                               ONE AMERICAN SQUARE

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               Dated: May 1, 2006

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2006

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                                VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 7127
                        INDIANAPOLIS, INDIANA 46206-7127
                          (800) 537-6442 - WWW.AUL.COM

                 INDIVIDUAL ANNUITY SERVICE OFFICE MAIL ADDRESS:
                 P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127
                                 (800) 863-9354

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for Individual Flexible Premium Deferred Variable Annuity (No Withdrawal Charge Contract), dated May 1, 2006.

A Prospectus is available without charge by calling the number listed Above or by mailing to American United Life Insurance Company(R) ("AUL") at the address listed above.

                                TABLE OF CONTENTS

Description                                                                           Page
GENERAL INFORMATION AND HISTORY ......................................................  3

DISTRIBUTION OF CONTRACTS ............................................................  3

CUSTODY OF ASSETS ....................................................................  3

TAX STATUS OF AUL AND THE VARIABLE ACCOUNT ...........................................  3

TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS ....................  3
    403(b) Programs ..................................................................  4
    408 and 408A Programs ............................................................  4
    457 Programs .....................................................................  5
    Employee Benefit Plans ...........................................................  5
    Tax Penalty for All Annuity Contracts ............................................  5
    Withholding for Employee Benefit Plans and Tax-Deferred Annuities ................  5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ........................................  6

FINANCIAL STATEMENTS .................................................................  6

                         GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Annuity Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. Registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents, sell the Contracts.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the National Association of Securities Dealers, Inc.

OneAmerica Securities, Inc. serves as the Principal Underwriter without compensation from the Variable Account.

                                CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are maintained separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds.

                   TAX STATUS OF AUL AND THE VARIABLE ACCOUNT

The operations of the Variable Account form a part of AUL, so AUL will be responsible for any federal income and other taxes that become payable with respect to the income of the Variable Account. Each Investment Account will bear its allocable share of such liabilities, but under current law, no dividend, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated Investment Company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. Were such a Fund not to so qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.

        TAX TREATMENT OF AND LIMITS ON PREMIUMS UNDER RETIREMENT PROGRAMS

The Contracts may be offered for use with several types of qualified or non-qualified retirement programs as described in the Prospectus. The tax rules applicable to Owners of Contracts used in connection with qualified retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of qualified retirement programs.

Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Qualified Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Date.

The amounts of Premiums that may be paid under a Contract issued in connection with a Qualified Plan are subject to limitations that may vary depending on the type of Qualified Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Qualified Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Qualified Plan or subject the Annuitant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Contract Owners and their Beneficiaries.

Below are brief descriptions of various types of qualified retirement programs and the use of the Contracts in connection therewith. Unless otherwise indicated in the context of the description, these descriptions reflect the assumption that the Contract Owner is a Participant in the retirement program. For Employee Benefit Plans that are defined benefit plans, a Contract generally would be purchased by a Participant, but owned by the plan itself.

403(b) PROGRAMS

Premiums paid pursuant to a 403(b) Program are excludable from a Contract Owner's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Contract Owner's salary reduction Premiums to a 403(b) Program to $15,000. The limit may be reduced by salary reduction Premiums to another type of retirement plan. A Contract Owner with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and Contract Owner's salary reduction Premiums to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $44,000, or (b) 100% of the Contract Owner's annual compensation (reduced by his salary reduction Premiums to the 403(b) Program and certain other employee plans). This limit will be reduced if a Contract Owner also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another
Section 403(b) Program. A Contract Owner who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another
Section 403(b) Program or an IRA within 60 days of receipt or to make a direct rollover to another Section 403(b) Program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Contract Owner of all or any taxable portion of the balance of his credit under a Section 403(b) Program, other than a required minimum distribution to a Contract Owner who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1)over the life expectancy of the Contract Owner or the joint life expectancy of the Contract Owner and his beneficiary or (2)over a specified period of 10 years or more.

Provisions of the Internal Revenue Code require that 20% of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Code Sections 219, 408 and 408A permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, an Employer Association Established Individual Retirement Account Trust, known as an Individual Retirement Account ("IRA") and a Roth IRA. These IRA accounts are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If an Owner of a Contract issued in connection with a 408 Program surrenders the Contract or makes a withdrawal, the Contract Owner will realize income taxable at ordinary tax rates on the amount received to the extent that the amount exceeds the 408 Premiums that were not excludable from the taxable income of the employee when paid.

Premiums paid to the individual retirement account of a Contract Owner under a 408 Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on Premiums paid to individual retirement accounts under
Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, Premiums paid to an individual retirement account are limited to the lesser of $4,000 per year (for 2006 through 2007; $5,000 per year 2008 and thereafter) or the Contract Owner's annual compensation. In the case of an individual who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year shall increase by $1,000. For tax years beginning after 1996, if a married couple files a joint return, each spouse may, in the great majority of cases, make contributions to his or her IRA up to the $4,000 limit (for 2006 through 2007; $5,000 for 2008 and thereafter). The extent to which a Contract Owner may deduct Premiums paid in connection with this type of 408 Program depends on his and his spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Premiums paid in connection with a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Premiums paid in connection with a simplified employee pension plan to the lesser of (a)15% of the Contract Owner's compensation, or (b) $44,000. Premiums paid through salary reduction are subject to additional annual limits.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

457 PROGRAMS

Deferrals by an eligible individual to a 457 Program generally are limited under
Section 457(b)of the Internal Revenue Code to the lesser of (a) $15,000, or (b) 100% of the Contract Owner's includable compensation. If the Contract Owner participates in more than one 457 Program, the limit applies to contributions to all such programs. The limit is reduced by the amount of any salary reduction contribution the Contract Owner makes to a 403(b) Program, a 408 Program, or an Employee Benefit Program. The Section 457(b) limit is increased during the last three years ending before the Contract Owner reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If an Owner of a Contract issued in connection with an Employee Benefit Plan who is a participant in the Plan receives a lump-sum distribution, the portion of the distribution equal to any Premiums that were taxable to the Contract Owner in the year when paid is generally received tax-free. The balance of the distribution will generally be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Contract Owner who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Premiums that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return for Non-Qualified Plans and by a specific number of payments for Qualified Plans. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Contract Owner paid no Premiums that were taxable to the Contract Owner in the year made, there would be no portion excludable.

The applicable annual limits on premiums paid in connection with an Employee Benefit Plan depend upon the type of plan. Total premiums paid on behalf of a Contract Owner who is a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $44,000, or (b) 100% of a Participant's annual compensation. Premiums paid through salary reduction to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Premiums paid to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participant will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c)of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

TAX PENALTY FOR ALL ANNUITY CONTRACTS

Any distribution made to a Contract Owner who is a Participant from an Employee Benefit Plan or a 408 Program other than on account of one or more of the following events will be subject to a 10% penalty tax on the amount distributed:

(a) the Contract Owner has attained age 59 1/2;
(b) the Contract Owner has died; or
(c) the Contract Owner is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10% excise tax on the amount distributed if the Contract Owner is 55 and has separated from service. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to an excise tax. Certain other exceptions may apply. Consult your tax advisor.

WITHHOLDING FOR EMPLOYEE BENEFIT PLANS AND TAX-FREE DEFERRED ANNUITIES

Distributions from an Employee Benefit Plan to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form a lump-sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another Employee Benefit Plan or to an Individual Retirement Account under Code Section 408. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Premiums.

All other types of distributions from Employee Benefit Plans and all distributions from Individual Retirement Accounts are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. federal tax will be withheld from annuity payments (other than those subject to mandatory 20% withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10% rate.

Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the Internal Revenue Service.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2005 and 2004 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Annuity Unit Trust as of December 31, 2005 are included in this Statement of Additional Information.

                                  A Message
                                  From
                                  The President & Chief Executive Officer of
                                  American United Life Insurance Company(R)
[PHOTO OF DAYTON H. MOLENDORP]
                                  To Participants in AUL American Individual
                                  Variable Annuity Unit Trust

As we move into a new year, I would like to take a few moments to reflect on events that impacted the marketplace during 2005. The economy continued to expand at a healthy pace while longer-term interest rates remained at historically low levels and corporate earnings continued to advance. There was also the possibility that the Federal Reserve would end its monetary tightening during 2006.

Despite this backdrop of generally supportive economic news, investors faced many difficulties last year. The United States experienced the most devastating hurricane season in history which pushed oil prices up to $70 per barrel. The Federal Reserve continued to raise short-term interest rates, which increased borrowing costs for consumers and businesses alike. And the international outlook remained unsettled.

Given this environment, it is not surprising that equity returns were lackluster last year. The Dow Jones Industrial Average ended the year with a 1.7 percent total return. The broader market, as measured by the S&P 500, performed slightly better, posting a 4.9 percent return for the twelve months. Near the end of the year, it seemed that the equity market might experience a rally. But this upward momentum was short lived as investors began to focus on the implications of an inverted yield curve.

Bonds were not the favored asset class heading into 2005. The Lehman Aggregate provided a meager 2.4 percent calendar return which was paltry compared to the federal funds rate of 4.25 percent in December and the returns of less risky money market investments.

The outlook for 2006 remains challenging. However, major equity indices exhibited strong upward momentum during the beginning of January. This performance improvement represented a welcomed change after the downbeat finish of 2005. The bond market is expected to provide modest returns in 2006 given expectations of a less aggressive Federal Reserve.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.

/s/ Dayton H. Molendorp

Dayton H. Molendorp, CLU
President & Chief Executive Officer of
American United Life Insurance Company(R)

Indianapolis, Indiana
February 28, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

The Contract Owners of
AUL American Individual Variable Annuity Unit Trust and
Board of Directors of
American United Life Insurance Company

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AUL American Individual Variable Annuity Unit Trust (the "Trust") at December 31, 2005, and the results of its operations, changes in its net assets, and the financial highlights (hereafter referred to as "financial statements") for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 28, 2006

               AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF NET ASSETS
                                December 31, 2005

                                               OneAmerica(R) Funds                                 Fidelity
                         --------------------------------------------------------------   ---------------------------
                                                           Investment                         VIP            VIP
                             Value       Money Market      Grade Bond    Asset Director   High Income       Growth
                         -------------   -------------   -------------   --------------   ------------   ------------
Assets:
  Investments at value   $  57,582,140   $  17,416,358   $  30,820,359   $   61,654,915   $ 10,867,063   $ 14,101,141
                         -------------   -------------   -------------   --------------   ------------   ------------
Net assets               $  57,582,140   $  17,416,358   $  30,820,359   $   61,654,915   $ 10,867,063   $ 14,101,141
                         =============   =============   =============   ==============   ============   ============

CLASS A
Net assets               $  21,303,646   $   6,256,539   $  12,359,934   $   22,428,585   $  2,734,446   $  8,765,967
Units outstanding            2,224,712       5,234,531       1,747,896        2,488,389        550,324      1,865,701
                         =============   =============   =============   ==============   ============   ============
Accumulation unit value  $        9.58   $        1.20   $        7.07   $         9.01   $       4.97   $       4.70
                         =============   =============   =============   ==============   ============   ============

CLASS B
Net assets               $  36,278,494   $  11,159,819   $  18,460,425   $   39,226,330   $  8,132,617   $  5,335,174
Units outstanding            4,374,840      11,129,815       3,441,717        5,327,100      1,180,621        763,527
                         =============   =============   =============   ==============   ============   ============
Accumulation unit value  $        8.29   $        1.00   $        5.36   $         7.36   $       6.89   $       6.99
                         =============   =============   =============   ==============   ============   ============

                                                           Fidelity
                         -----------------------------------------------------------------------------
                               VIP            VIP             VIP              VIP           VIP
                            Overseas     Asset Manager     Index 500      Equity-Income  Contrafund(R)
                         -------------   -------------   -------------   --------------  -------------
Assets:
  Investments at value   $  24,630,558   $  12,381,417   $  49,593,803   $   26,798,271   $ 38,898,136
                         -------------   -------------   -------------   --------------   ------------
Net assets               $  24,630,558   $  12,381,417   $  49,593,803   $   26,798,271   $ 38,898,136
                         =============   =============   =============   ==============   ============

CLASS A
Net assets               $   2,737,661   $   7,823,434   $  19,545,110   $    7,328,974   $ 16,168,375
Units outstanding              417,901       1,334,763       3,823,741        1,163,221      2,175,445
                         =============   =============   =============   ==============   ============
Accumulation unit value  $        6.55   $        5.86   $        5.11   $         6.30   $       7.43
                         =============   =============   =============   ==============   ============

CLASS B
Net assets               $  21,892,897   $   4,557,983   $  30,048,693   $   19,469,297   $ 22,729,761
Units outstanding            2,347,254         732,122       4,192,621        2,630,907      2,724,643
                         =============   =============   =============   ==============   ============
Accumulation unit value  $        9.33   $        6.23   $        7.17   $         7.40   $       8.34
                         =============   =============   =============   ==============   ============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                                                    Fidelity
                         ----------------------------------------------------------------------------------------------
                          Freedom 2030   Freedom 2025    Freedom 2020     Freedom 2015    Freedom 2005   Freedom Income
                           Portfolio       Portfolio       Portfolio        Portfolio       Portfolio      Portfolio
                         -------------   -------------   -------------   --------------   ------------   --------------
Assets:
  Investments at value   $       1,038   $      36,504   $      59,750   $       41,990   $     94,719   $      394,092
                         -------------   -------------   -------------   --------------   ------------   --------------
Net assets               $       1,038   $      36,504   $      59,750   $       41,990   $     94,719   $      394,092
                         =============   =============   =============   ==============   ============   ==============

CLASS A
Net assets               $           -   $           -   $           -   $        7,307   $          -   $        2,026
Units outstanding                    -               -               -            1,355              -              394
                         =============   =============   =============   ==============   ============   ==============
Accumulation unit value  $           -   $           -   $           -   $         5.39   $          -   $         5.14
                         =============   =============   =============   ==============   ============   ==============

CLASS B
Net assets               $       1,038   $      36,504   $      59,750   $       34,683   $     94,719   $      392,066
Units outstanding                  188           6,674          11,002            6,445         17,914           76,179
                         =============   =============   =============   ==============   ============   ==============
Accumulation unit value  $        5.52   $        5.44   $        5.43   $         5.35   $       5.29   $         5.10
                         =============   =============   =============   ==============   ============   ==============

                                                 American Century                                     Alger
                         --------------------------------------------------------------   -----------------------------
                              VP          VP Income &         VP              VP            American       American
                         International       Growth          Ultra           Vista           Growth        Small Cap
                         -------------   -------------   -------------   --------------   ------------   --------------
Assets:
  Investments at value   $  17,950,735   $  25,094,309   $      13,295   $       33,057   $ 23,255,637   $    9,845,998
                         -------------   -------------   -------------   --------------   ------------   --------------
Net assets               $  17,950,735   $  25,094,309   $      13,295   $       33,057   $ 23,255,637   $    9,845,998
                         =============   =============   =============   ==============   ============   ==============

CLASS A
Net assets               $   2,426,006   $   4,406,847   $      11,441   $       17,113   $ 14,239,561   $    3,487,731
Units outstanding              411,549         780,781           2,065            2,966      2,935,774          911,060
                         =============   =============   =============   ==============   ============   ==============
Accumulation unit value  $        5.90   $        5.64   $        5.54   $         5.77   $       4.85   $         3.83
                         =============   =============   =============   ==============   ============   ==============

CLASS B
Net assets               $  15,524,729   $  20,687,462   $       1,854   $       15,944   $  9,016,076   $    6,358,267
Units outstanding            1,991,914       2,812,375             337            2,788      1,173,601          681,726
                         =============   =============   =============   ==============   ============   ==============
Accumulation unit value  $        7.79   $        7.36   $        5.50   $         5.72   $       7.68   $         9.33
                         =============   =============   =============   ==============   ============   ==============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                            Calvert                                Old Mutual                             T. Rowe Price
                         --------------   -------------------------------------------------------------   --------------
                         Social Mid-Cap                    Technology &       Mid-Cap                         Equity
                             Growth         Growth II     Communication        Value        Small Cap         Income
                         --------------   -------------   -------------   --------------   ------------   --------------
Assets:
  Investments at value   $    1,803,170   $   1,932,242   $   2,948,774   $    7,505,911   $    731,531   $   39,105,113
                         --------------   -------------   -------------   --------------   ------------   --------------
Net assets               $    1,803,170   $   1,932,242   $   2,948,774   $    7,505,911   $    731,531   $   39,105,113
                         ==============   =============   =============   ==============   ============   ==============

CLASS A
Net assets               $    1,426,034   $   1,596,443   $   2,574,828   $      400,186   $    113,927   $   17,205,673
Units outstanding               267,376         359,837         961,177           48,783         14,432        2,448,055
                         ==============   =============   =============   ==============   ============   ==============
Accumulation unit value  $         5.33   $        4.44   $        2.68   $         8.20   $       7.89   $         7.03
                         ==============   =============   =============   ==============   ============   ==============

CLASS B
Net assets               $      377,136   $     335,799   $     373,946   $    7,105,725   $    617,604   $   21,899,440
Units outstanding                54,247          46,788          45,739          896,607         80,989        3,038,419
                         ==============   =============   =============   ==============   ============   ==============
Accumulation unit value  $         6.95   $        7.18   $        8.18   $         7.93   $       7.63   $         7.21
                         ==============   =============   =============   ==============   ============   ==============

                                           T. Rowe Price                              Janus
                         ---------------------------------------------   ------------------------------
                          Limited-Term      Mid-Cap        Blue Chip        Worldwide       Flexible
                              Bond           Growth         Growth           Growth          Income
                         -------------   -------------   -------------   --------------   -------------
Assets:
  Investments at value   $  10,235,049   $  20,123,592   $     173,602   $   14,585,318   $  26,351,335
                         -------------   -------------   -------------   --------------   -------------
Net assets               $  10,235,049   $  20,123,592   $     173,602   $   14,585,318   $  26,351,335
                         =============   =============   =============   ==============   =============

CLASS A
Net assets               $   4,356,353   $   7,139,809   $      75,544   $    7,900,897   $   8,094,738
Units outstanding              657,395         964,924          13,291        1,555,458       1,133,288
                         =============   =============   =============   ==============   =============
Accumulation unit value  $        6.63   $        7.40   $        5.68   $         5.08   $        7.14
                         =============   =============   =============   ==============   =============

CLASS B
Net assets               $   5,878,696   $  12,983,783   $      98,058   $    6,684,421   $  18,256,597
Units outstanding            1,139,564       1,436,830          17,400        1,010,625       3,364,685
                         =============   =============   =============   ==============   =============
Accumulation unit value  $        5.16   $        9.04   $        5.64   $         6.61   $        5.43
                         =============   =============   =============   ==============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                    Pioneer                                            AIM
                         -----------------------------   --------------------------------------------------------------
                                            Growth                          Financial     Global Health
                         VCT Portfolio   Opportunities      Dynamics        Services          Care          Utilities
                         -------------   -------------   -------------   --------------   -------------   -------------
Assets:
  Investments at value   $   2,357,561   $   9,437,562   $   1,204,119   $      795,692   $   1,442,194   $   4,029,690
                         -------------   -------------   -------------   --------------   -------------   -------------
Net assets               $   2,357,561   $   9,437,562   $   1,204,119   $      795,692   $   1,442,194   $   4,029,690
                         =============   =============   =============   ==============   =============   =============

CLASS A
Net assets               $   1,411,252   $   4,575,156   $     903,998   $      394,229   $     930,720   $   1,452,367
Units outstanding              329,696         608,499         154,113           61,655         164,379         238,333
                         =============   =============   =============   ==============   =============   =============
Accumulation unit value  $        4.28   $        7.52   $        5.87   $         6.39   $        5.66   $        6.09
                         =============   =============   =============   ==============   =============   =============

CLASS B
Net assets               $     946,309   $   4,862,406   $     300,121   $      401,463   $     511,474   $   2,577,323
Units outstanding              137,919         541,999          36,076           55,967          71,534         316,012
                         =============   =============   =============   ==============   =============   =============
Accumulation unit value  $        6.86   $        8.97   $        8.32   $         7.17   $        7.15   $        8.16
                         =============   =============   =============   ==============   =============   =============

                                      AIM                               Neuberger/Berman
                         -----------------------------   ----------------------------------------------
                          Real Estate                     AMT Fasciano                     AMT Limited
                          Opportunity      High Yield       Class S        AMT Regency    Maturity Bond
                         -------------   -------------   -------------   --------------   -------------
Assets:
  Investments at value   $   2,922,788   $   1,220,590   $   1,057,038   $   12,368,942   $  31,917,008
                         -------------   -------------   -------------   --------------   -------------
Net assets               $   2,922,788   $   1,220,590   $   1,057,038   $   12,368,942   $  31,917,008
                         =============   =============   =============   ==============   =============

CLASS A
Net assets               $   1,600,890   $     575,274   $     221,925   $    1,877,642   $   1,367,436
Units outstanding              138,660         103,048          30,581          208,936         264,856
                         =============   =============   =============   ==============   =============
Accumulation unit value  $       11.55   $        5.58   $        7.26   $         8.99   $        5.16
                         =============   =============   =============   ==============   =============

CLASS B
Net assets               $   1,321,898   $     645,316   $     835,113   $   10,491,300   $  30,549,572
Units outstanding              126,895         118,133         119,134        1,203,741       6,125,756
                         =============   =============   =============   ==============   =============
Accumulation unit value  $       10.42   $        5.46   $        7.01   $         8.72   $        4.99
                         =============   =============   =============   ==============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF NET ASSETS (continued)
                                December 31, 2005

                                    Dreyfus                                 Vanguard
                         -----------------------------   ----------------------------------------------
                                                                            VF Small         VF Total
                             VIF           Technology       VF Mid          Company        Bond Market
                         Appreciation       Growth         Cap Index         Growth           Index
                         -------------   -------------   -------------   --------------   -------------
Assets:
  Investments at value   $     123,846   $      59,789   $     475,936   $      103,002   $     105,066
                         -------------   -------------   -------------   --------------   -------------
Net assets               $     123,846   $      59,789   $     475,936   $      103,002   $     105,066
                         =============   =============   =============   ==============   =============

CLASS A
Net assets               $      17,513   $      10,986   $     161,012   $       39,843   $      48,833
Units outstanding                3,234           2,061          27,148            6,694           9,616
                         =============   =============   =============   ==============   =============
Accumulation unit value  $        5.42   $        5.33   $        5.93   $         5.95   $        5.08
                         =============   =============   =============   ==============   =============

CLASS B
Net assets               $     106,333   $      48,803   $     314,924   $       63,159   $      56,233
Units outstanding               20,048           9,362          53,564           10,708          11,173
                         =============   =============   =============   ==============   =============
Accumulation unit value  $        5.30   $        5.21   $        5.88   $         5.90   $        5.03
                         =============   =============   =============   ==============   =============

                                    Timothy
                         -----------------------------
                          Conservative     Strategic
                            Growth          Growth
                           Variable        Variable
                         -------------   -------------
Assets:
  Investments at value   $   6,943,503   $   2,056,842
                         -------------   -------------
Net assets               $   6,943,503   $   2,056,842
                         =============   =============

CLASS A
Net assets               $     163,143   $   1,206,792
Units outstanding               29,863         212,851
                         =============   =============
Accumulation unit value  $        5.46   $        5.67
                         =============   =============

CLASS B
Net assets               $   6,780,360   $     850,050
Units outstanding            1,252,218         151,242
                         =============   =============
Accumulation unit value  $        5.42   $        5.62
                         =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                            STATEMENTS OF OPERATIONS
                      For the year ended December 31, 2005

                                                          OneAmerica(R) Funds                                  Fidelity
                                    --------------------------------------------------------------   -----------------------------
                                                                      Investment                          VIP             VIP
                                        Value        Money Market     Grade Bond    Asset Director     High Income       Growth
                                    -------------   -------------   --------------  --------------   --------------  -------------
Investment income:
  Dividend income                   $     636,258   $     465,123   $    1,236,008  $    1,073,243   $    1,402,532  $      74,814
  Mortality and expense charges(1)        422,908         139,225          179,403         439,090           83,880         69,790
                                    -------------   -------------   --------------  --------------   --------------  -------------
  Net investment income (loss)            213,350         325,898        1,056,605         634,153        1,318,652          5,024
                                    -------------   -------------   --------------  --------------   --------------  -------------

Gain (loss) on investments:
  Net realized gain (loss)              1,878,383               -           26,859         973,868           20,645       (881,264)
  Realized gain distributions           3,426,687               -                -       2,162,717                -              -
  Net change in unrealized
    appreciation (depreciation)          (720,010)              -         (738,807)         51,692       (1,145,417)     1,579,352
                                    -------------   -------------   --------------  --------------   --------------  -------------
  Net gain (loss)                       4,585,060               -         (711,948)      3,188,277       (1,124,772)       698,088
                                    -------------   -------------   --------------  --------------   --------------  -------------
  Increase (decrease) in
  net assets from operations        $   4,798,410   $     325,898   $      344,657  $    3,822,430   $      193,880  $     703,112
                                    =============   =============   ==============  ==============   ==============  =============

                                                                       Fidelity
                                    ------------------------------------------------------------------------------
                                         VIP             VIP             VIP             VIP             VIP
                                       Overseas     Asset Manager     Index 500     Equity-Income    Contrafund(R)
                                     ------------   -------------   -------------   -------------   --------------
Investment income:
  Dividend income                    $    104,900   $     354,644   $     698,751   $     354,529   $       97,610
  Mortality and expense charges(1)        216,342          58,092         312,326         209,906          257,881
                                     ------------   -------------   -------------   -------------   --------------
  Net investment income (loss)           (111,442)        296,552         386,425         144,623         (160,271)
                                     ------------   -------------   -------------   -------------   --------------

Gain (loss) on investments:
  Net realized gain (loss)                795,227        (159,925)        772,466         540,383          668,236
  Realized gain distributions              82,096           4,546               -         779,084            6,099
  Net change in unrealized
    appreciation (depreciation)         2,685,882         276,070         796,741        (183,198)       4,806,098
                                     ------------   -------------   -------------   -------------   --------------
  Net gain (loss)                       3,563,205         120,691       1,569,207       1,136,269        5,480,433
                                     ------------   -------------   -------------   -------------   --------------
  Increase (decrease) in
  net assets from operations         $  3,451,763   $     417,242   $   1,955,632   $   1,280,892   $    5,320,162
                                     ============   =============   =============   =============   ==============

(1) See Note 2, Account Charges

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                                                             Fidelity
                                  -----------------------------------------------------------------------------------------------
                                  Freedom 2030     Freedom 2025    Freedom 2020    Freedom 2015    Freedom 2005    Freedom Income
                                    Portfolio       Portfolio       Portfolio       Portfolio       Portfolio         Portfolio
                                  -------------   -------------   --------------  --------------  --------------   --------------
Investment income:
  Dividend income                 $           2   $         211   $          343  $          232  $          508   $            -
  Mortality and expense
    charges(1)                               29              97              188              95             545            2,392
                                  -------------   -------------   --------------  --------------  --------------   --------------
  Net investment income (loss)              (27)            114              155             137             (37)          (2,392)
                                  -------------   -------------   --------------  --------------  --------------   --------------

Gain (loss) on investments:
  Net realized gain (loss)                  667             (14)               5               1               9              214
  Realized gain distributions                 -               -                -               -               -                -
  Net change in unrealized
    appreciation (depreciation)               5             706            1,515             759           3,247            5,361
                                  -------------   -------------   --------------  --------------  --------------   --------------
  Net gain (loss)                           672             692            1,520             760           3,256            5,575
                                  -------------   -------------   --------------  --------------  --------------   --------------
  Increase (decrease) in
  net assets from operations      $         645   $         806   $        1,675  $          897  $        3,219   $        3,183
                                  =============   =============   ==============  ==============  ==============   ==============

                                                        American Century                                      Alger
                                 ---------------------------------------------------------------   ------------------------------
                                       VP         VP Income &                                         American        American
                                 International       Growth         VP Ultra        VP Vista           Growth         Small Cap
                                 -------------   -------------   --------------   --------------   --------------   -------------
Investment income:
  Dividend income                $      48,141   $     360,665   $            -   $            -   $       53,436   $           -
  Mortality and expense
    charges(1)                          99,642         214,228                3               22          113,092          48,690
                                 -------------   -------------   --------------   --------------   --------------   -------------
  Net investment income (loss)         (51,501)        146,437               (3)             (22)         (59,656)        (48,690)
                                 -------------   -------------   --------------   --------------   --------------   -------------

Gain (loss) on investments:
  Net realized gain (loss)              36,068         598,918                1                7          321,898         192,686
  Realized gain distributions                -               -                -                -                -              -
  Net change in unrealized
    appreciation (depreciation)      1,907,217         144,483              598            1,286        2,163,190       1,008,209
                                 -------------   -------------   --------------   --------------   --------------   -------------
  Net gain (loss)                    1,943,285         743,401              599            1,293        2,485,088       1,200,895
                                 -------------   -------------   --------------   --------------   --------------   -------------
  Increase (decrease) in
  net assets from operations     $   1,891,784   $     889,838   $          596   $        1,271   $    2,425,432   $   1,152,205
                                 =============   =============   ==============   ==============   ==============   =============

(1) See Note 2, Account Charges

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                        Calvert                               Old Mutual                            T. Rowe Price
                                    --------------   ------------------------------------------------------------   -------------
                                    Social Mid-Cap                    Technology &      Mid-Cap                        Equity
                                       Growth          Growth II     Communication       Value         Small Cap       Income
                                    --------------   -------------   -------------   --------------   -----------   -------------
Investment income:
  Dividend income                   $            -   $           -   $           -   $            -   $         -   $     555,201
  Mortality and expense charges(1)           4,404           3,938           3,668           41,615         6,044         220,702
                                    --------------   -------------   -------------   --------------   -----------   -------------
  Net investment income (loss)              (4,404)         (3,938)         (3,668)         (41,615)       (6,044)        334,499
                                    --------------   -------------   -------------   --------------   -----------   -------------

Gain (loss) on investments:
  Net realized gain (loss)                  (8,953)        365,956         463,986           75,529        67,756       5,662,639
  Realized gain distributions                    -               -               -          455,730             -       1,781,116
  Net change in unrealized
    appreciation (depreciation)             12,454        (158,078)       (220,502)         (58,300)      (47,946)     (6,556,267)
                                    --------------   -------------   -------------   --------------   -----------   -------------
  Net gain (loss)                            3,501         207,878         243,484          472,959        19,810         887,488
                                    --------------   -------------   -------------   --------------   -----------   -------------
  Increase (decrease) in
  net assets from operations        $         (903)  $     203,940   $     239,816   $      431,344   $    13,766   $   1,221,987
                                    ==============   =============   =============   ==============   ===========   =============

                                                    T. Rowe Price                                Janus
                                    ----------------------------------------------   -----------------------------
                                     Limited-Term      Mid-Cap         Blue Chip        Worldwide       Flexible
                                         Bond          Growth           Growth           Growth          Income
                                    -------------   -------------   --------------   --------------   ------------
Investment income:
  Dividend income                   $     489,135   $           -   $          178   $      199,215   $  1,428,062
  Mortality and expense charges(1)        120,500         158,023              429           83,620        210,429
                                    -------------   -------------   --------------   --------------   ------------
  Net investment income (loss)            368,635        (158,023)            (251)         115,595      1,217,633
                                    -------------   -------------   --------------   --------------   ------------

Gain (loss) on investments:
  Net realized gain (loss)               (282,670)        725,032             (171)         328,412       (214,511)
  Realized gain distributions                   -       1,107,888                -                -        785,941
  Net change in unrealized
    appreciation (depreciation)            55,811         768,698            7,441          273,551     (1,472,732)
                                    -------------   -------------   --------------   --------------   ------------
  Net gain (loss)                         226,859)      2,601,618            7,270          601,963       (901,302)
                                    -------------   -------------   --------------   --------------   ------------
  Increase (decrease) in
  net assets from operations        $     141,776   $   2,443,595   $        7,019   $      717,558   $    316,331
                                    =============   =============   ==============   ==============   ============

(1) See Note 2, Account Charges

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                               Pioneer                                            AIM
                                    -----------------------------   --------------------------------------------------------------
                                                                                                         Global
                                                       Growth                          Financial         Health
                                    VCT Portfolio   Opportunities      Dynamics         Services          Care         Utilities
                                    -------------   -------------   --------------   --------------   ------------   -------------
Investment income:
  Dividend income                   $      31,173   $           -   $            -   $       10,547   $          -   $      91,189
  Mortality and expense charges(1)         11,819          60,071            3,542            4,384          5,259          26,511
                                    -------------   -------------   --------------   --------------   ------------   -------------
  Net investment income (loss)             19,354         (60,071)          (3,542)           6,163         (5,259)         64,678
                                    -------------   -------------   --------------   --------------   ------------   -------------

Gain (loss) on investments:
  Net realized gain (loss)                  7,108         (11,634)          31,666            2,264          8,173         169,880
  Realized gain distributions                   -               -                -                -              -               -
  Net change in unrealized
    appreciation (depreciation)            99,218         530,118           94,846           35,444        103,168         175,979
                                    -------------   -------------   --------------   --------------   ------------   -------------
  Net gain (loss)                         106,326         518,484          126,512           37,708        111,341         345,859
                                    -------------   -------------   --------------   --------------   ------------   -------------
  Increase (decrease) in
  net assets from operations        $     125,680   $     458,413   $      122,970   $       43,871   $    106,082   $     410,537
                                    =============   =============   ==============   ==============   ============   =============

                                                 AIM                               Neuberger/Berman
                                    -----------------------------   -----------------------------------------------
                                     Real Estate                     AMT Fasciano                      AMT Limited
                                     Opportunity     High Yield        Class S        AMT Regency     Maturity Bond
                                    -------------   -------------   --------------   -------------    -------------
Investment income:
  Dividend income                   $      29,599   $     108,084   $            -   $       8,567    $     762,893
  Mortality and expense charges(1)         11,930           7,135           21,813          80,507          228,692
                                    -------------   -------------   --------------   -------------    -------------
  Net investment income (loss)             17,669         100,949          (21,813)        (71,940)         534,201
                                    -------------   -------------   --------------   -------------    -------------

Gain (loss) on investments:
  Net realized gain (loss)                108,850           9,392          109,167          31,649          (16,590)
  Realized gain distributions              75,431               -            4,960         631,517                -
  Net change in unrealized
    appreciation (depreciation)           145,598         (85,095)         (96,481)        369,580         (436,703)
                                    -------------   -------------   --------------   -------------    -------------
  Net gain (loss)                         329,879         (75,703)          17,646       1,032,746         (453,293)
                                    -------------   -------------   --------------   -------------    -------------
  Increase (decrease) in
  net assets from operations        $     347,548   $      25,246   $       (4,167)  $     960,806    $      80,908
                                    =============   =============   ==============   =============    =============

(1) See Note 2, Account Charges

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                      STATEMENTS OF OPERATIONS (continued)
                      For the year ended December 31, 2005

                                               Dreyfus                                 Vanguard
                                    -----------------------------   ----------------------------------------------
                                                                                        VF Small        VF Total
                                        VIF          Technology       VF Mid Cap        Company           Bond
                                    Appreciation       Growth           Index            Growth       Market Index
                                    -------------   -------------   --------------   --------------   ------------
Investment income:
  Dividend income                   $           -   $           -   $            -   $            -   $          -
  Mortality and expense charges(1)            964             376            1,057               91            318
                                    -------------   -------------   --------------   --------------   ------------
  Net investment income (loss)               (964)           (376)          (1,057)             (91)          (318)
                                    -------------   -------------   --------------   --------------   ------------

Gain (loss) on investments:
  Net realized gain (loss)                  1,969            (115)             278               77             37
  Realized gain distributions                   -               -                -                -              -
  Net change in unrealized
    appreciation (depreciation)             1,407           3,441           23,895            2,115            550
                                    -------------   -------------   --------------   --------------   ------------
  Net gain (loss)                           3,376           3,326           24,173            2,192            587
                                    -------------   -------------   --------------   --------------   ------------
  Increase (decrease) in
  net assets from operations        $       2,412   $       2,950   $       23,116   $        2,101   $        269
                                    =============   =============   ==============   ==============   ============

                                               Timothy
                                    -----------------------------
                                     Conservative     Strategic
                                        Growth         Growth
                                       Variable       Variable
                                    -------------   -------------
Investment income:
  Dividend income                   $       7,178   $           -
  Mortality and expense charges(1)         30,378           2,235
                                    -------------   -------------
  Net investment income (loss)            (23,200)         (2,235)
                                    -------------   -------------

Gain (loss) on investments:
  Net realized gain (loss)                 12,890           2,238
  Realized gain distributions               6,723          34,444
  Net change in unrealized
    appreciation (depreciation)           204,800          65,599
                                    -------------   -------------
  Net gain (loss)                         224,413         102,281
                                    -------------   -------------
  Increase (decrease) in
  net assets from operations        $     201,213   $     100,046
                                    =============   =============

(1) See Note 2, Account Charges

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                       STATEMENTS OF CHANGES IN NET ASSETS
                                December 31, 2005

                                                                      OneAmerica(R) Funds
                                   ------------------------------------------------------------------------------------------
                                              Value                      Money Market               Investment Grade Bond
                                   ---------------------------   ----------------------------   -----------------------------
                                       Year           Year            Year           Year            Year            Year
                                      ended          ended           ended          ended           ended           ended
                                    12/31/2005     12/31/2004      12/31/2005     12/31/2004      12/31/2005      12/31/2004
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $    213,350   $     60,263   $     325,898   $     37,682   $   1,056,605   $     706,907
  Net realized gain (loss)            1,878,383        809,647               -              -          26,859          38,047
  Realized gain distributions         3,426,687      2,026,555               -              -               -               -
  Net change in unrealized
    appreciation (depreciation)        (720,010)     2,710,741               -              -        (738,807)        107,244
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in
  net assets from operations          4,798,410      5,607,206         325,898         37,682         344,657         852,198
                                   ------------   ------------   -------------   ------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold           15,466,933     19,886,709      34,199,247     47,826,393      11,475,787      10,458,326
  Cost of units redeemed            (10,664,884)    (7,196,792)    (34,705,718)   (50,546,558)     (3,923,147)     (9,947,550)
  Account charges                      (563,935)      (440,848)       (183,566)      (234,410)       (293,406)       (286,423)
                                   ------------   ------------   -------------   ------------   -------------   -------------
    Increase (decrease)               4,238,114     12,249,069        (690,037)    (2,954,575)      7,259,234         224,353
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)               9,036,524     17,856,275        (364,141)    (2,916,894)      7,603,891       1,076,551
Net assets, beginning                48,545,616     30,689,341      17,780,499     20,697,392      23,216,468      22,139,918
                                   ------------   ------------   -------------   ------------   -------------   -------------
Net assets, ending                 $ 57,582,140   $ 48,545,616   $  17,416,358   $ 17,780,499   $  30,820,359   $  23,216,468
                                   ============   ============   =============   ============   =============   =============

Units sold                            1,951,360      2,787,205      32,015,767     44,601,463       2,096,409       1,889,715
Units redeemed                       (1,391,732)    (1,030,038)    (32,452,054)   (47,173,687)       (706,148)     (1,789,799)
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)                 559,628      1,757,167        (436,287)    (2,572,224)      1,390,261          99,916
Units outstanding, beginning          6,039,924      4,282,757      16,800,633     19,372,857       3,799,352       3,699,436
                                   ------------   ------------   -------------   ------------   -------------   -------------
Units outstanding, ending             6,599,552      6,039,924      16,364,346     16,800,633       5,189,613       3,799,352
                                   ============   ============   =============   ============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                       OneAmerica(R) Funds                                Fidelity
                                   ---------------------------   ------------------------------------------------------------
                                          Asset Director               VIP High Income                   VIP Growth
                                   ---------------------------   ----------------------------   -----------------------------
                                       Year           Year            Year           Year            Year           Year
                                      ended          ended           ended          ended           ended          ended
                                    12/31/2005     12/31/2004      12/31/2005     12/31/2004      12/31/2005     12/31/2004
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $    634,153   $    507,287   $   1,318,652   $    417,959   $       5,024   $     (39,892)
  Net realized gain (loss)              973,868        932,316          20,645         60,644        (881,264)       (923,801)
  Realized gain distributions         2,162,717      2,084,650               -              -               -               -
  Net change in unrealized
    appreciation (depreciation)          51,692      1,233,505      (1,145,417)       128,931       1,579,352       1,274,907
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in
  net assets from operations          3,822,430      4,757,758         193,880        607,534         703,112         311,214
                                   ------------   ------------   -------------   ------------   -------------   -------------

Contact owner transactions:
  Proceeds from units sold           14,616,709     20,084,923       4,362,326      7,214,378       1,238,091       7,632,540
  Cost of units redeemed             (8,174,998)    (7,960,975)     (1,696,123)    (6,716,419)     (3,539,054)     (6,419,398)
  Account charges                      (570,033)      (493,627)        (91,011)       (72,494)       (173,631)       (200,636)
                                   ------------   ------------   -------------   ------------   -------------   -------------
    Increase (decrease)               5,871,678     11,630,321       2,575,192        425,465      (2,474,594)      1,012,506
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)               9,694,108     16,388,079       2,769,072      1,032,999      (1,771,482)      1,323,720
Net assets, beginning                51,960,807     35,572,728       8,097,991      7,064,992      15,872,623      14,548,903
                                   ------------   ------------   -------------   ------------   -------------   -------------
Net assets, ending                 $ 61,654,915   $ 51,960,807   $  10,867,063   $  8,097,991   $  14,101,141   $  15,872,623
                                   ============   ============   =============   ============   =============   =============

Units sold                            2,006,664      3,026,725         665,079      1,400,172         245,399       1,282,404
Units redeemed                       (1,143,052)    (1,204,114)       (298,643)    (1,463,245)       (756,857)     (1,228,246)
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)                 863,612      1,822,611         366,436        (63,073)       (511,458)         54,158
Units outstanding, beginning          6,951,877      5,129,266       1,364,509      1,427,582       3,140,686       3,086,528
                                   ------------   ------------   -------------   ------------   -------------   -------------
Units outstanding, ending             7,815,489      6,951,877       1,730,945      1,364,509       2,629,228       3,140,686
                                   ============   ============   =============   ============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                                          Fidelity
                                   ------------------------------------------------------------------------------------------
                                          VIP Overseas                VIP Asset Manager                VIP Index 500
                                   ---------------------------   ----------------------------   -----------------------------
                                       Year           Year            Year            Year           Year           Year
                                      ended          ended           ended           ended          ended          ended
                                    12/31/2005     12/31/2004      12/31/2005     12/31/2004      12/31/2005     12/31/2004
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $   (111,442)  $    (32,721)  $     296,552   $    294,234   $     386,425   $     208,761
  Net realized gain (loss)              795,227        158,551        (159,925)      (143,093)        772,466         340,268
  Realized gain distributions            82,096              -           4,546              -               -               -
  Net change in unrealized
    appreciation (depreciation)       2,685,882      1,325,899         276,070        489,106         796,741       2,891,749
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in
  net assets from operations          3,451,763      1,451,729         417,242        640,247       1,955,632       3,440,778
                                   ------------   ------------   -------------   ------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold           16,211,135     16,106,672         758,246      2,933,997      14,281,601      13,822,767
  Cost of units redeemed             (9,250,316)    (5,403,453)     (2,298,516)    (1,937,693)     (6,155,717)     (5,397,886)
  Account charges                      (176,829)       (60,603)       (153,989)      (168,871)       (481,243)       (399,394)
                                   ------------   ------------   -------------   ------------   -------------   -------------
    Increase (decrease)               6,783,990     10,642,616      (1,694,259)       827,433       7,644,641       8,025,487
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)              10,235,753     12,094,345      (1,277,017)     1,467,680       9,600,273      11,466,265
Net assets, beginning                14,394,805      2,300,460      13,658,434     12,190,754      39,993,530      28,527,265
                                   ------------   ------------   -------------   ------------   -------------   -------------
Net assets, ending                 $ 24,630,558   $ 14,394,805   $  12,381,417   $ 13,658,434   $  49,593,803   $  39,993,530
                                   ============   ============   =============   ============   =============   =============

Units sold                            2,072,352      2,560,448         129,292        506,273       2,151,281       2,295,135
Units redeemed                       (1,243,691)    (1,075,221)       (429,952)      (380,053)     (1,178,678)     (1,098,943)
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)                 828,661      1,485,227        (300,660)       126,220         972,603       1,196,192
Units outstanding, beginning          1,936,494        451,267       2,367,545      2,241,325       7,043,759       5,847,567
                                   ------------   ------------   -------------   ------------   -------------   -------------
Units outstanding, ending             2,765,155      1,936,494       2,066,885      2,367,545       8,016,362       7,043,759
                                   ============   ============   =============   ============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                                          Fidelity
                                   ------------------------------------------------------------------------------------------
                                                                                                 Freedom 2030    Freedom 2025
                                        VIP Equity-Income              VIP Contrafun(R)            Portfolio       Portfolio
                                   ---------------------------   ----------------------------   -------------   -------------
                                                                                                   For the         For the
                                                                                                 period from     period from
                                       Year           Year            Year           Year         05/20/2005      05/20/2005
                                      ended          ended           ended          ended       (commencement)  (commencement)
                                    12/31/2005     12/31/2004      12/31/2005     12/31/2004    to 12/31/2005   to 12/31/2005
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $    144,623   $     84,617   $    (160,271)  $   (104,736)  $         (27)  $         114
  Net realized gain (loss)              540,383        119,663         668,236        122,006             667             (14)
  Realized gain distributions           779,084         42,981           6,099              -               -               -
  Net change in unrealized
    appreciation (depreciation)        (183,198)     1,663,095       4,806,098      3,979,765               5             706
                                   ------------   ------------   -------------   ------------   -------------   -------------

Increase (decrease) in
  net assets from operations          1,280,892      1,910,356       5,320,162      3,997,035             645             806
                                   ------------   ------------   -------------   ------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold           11,907,709     11,390,736       6,584,170      8,038,273          14,163          40,149
  Cost of units redeemed             (7,670,486)    (3,022,581)     (4,923,034)    (3,097,966)        (13,767)         (4,387)
  Account charges                      (252,157)      (184,862)       (375,251)      (325,261)             (3)            (64)
                                   ------------   ------------   -------------   ------------   -------------   -------------
    Increase (decrease)               3,985,066      8,183,293       1,285,885      4,615,046             393          35,698
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)               5,265,958     10,093,649       6,606,047      8,612,081           1,038          36,504
Net assets, beginning                21,532,313     11,438,664      32,292,089     23,680,008               -               -
                                   ------------   ------------   -------------   ------------   -------------   -------------
Net assets, ending                 $ 26,798,271   $ 21,532,313   $  38,898,136   $ 32,292,089   $       1,038   $      36,504
                                   ============   ============   =============   ============   =============   =============

Units sold                            1,712,404      1,777,709         906,785      1,262,399           2,782           7,510
Units redeemed                       (1,191,721)      (549,265)       (748,363)      (562,438)         (2,594)           (836)
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)                 520,683      1,228,444         158,422        699,961             188           6,674
Units outstanding, beginning          3,273,445      2,045,001       4,741,666      4,041,705               -               -
                                   ------------   ------------   -------------   ------------   -------------   -------------
Units outstanding, ending             3,794,128      3,273,445       4,900,088      4,741,666             188           6,674
                                   ============   ============   =============   ============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                              Fidelity                                   American Century
                                   -------------------------------------------------------------   -----------------------------
                                                                                      Freedom
                                    Freedom 2020    Freedom 2015    Freedom 2005      Income
                                      Portfolio       Portfolio      Portfolio       Portfolio           VP International
                                   -----------------------------   --------------  -------------   -----------------------------
                                      For the         For the         For the         For the
                                    period from     period from     period from     period from
                                     05/20/2005      05/20/2005      05/20/2005      05/20/2005        Year             Year
                                   (commencement)  (commencement)  (commencement)  (commencement)     ended            ended
                                   to 12/31/2005   to 12/31/2005   to 12/31/2005   to 12/31/2005    12/31/2005       12/31/2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $         155   $         137   $         (37)  $      (2,392)  $     (51,501)  $      (7,954)
  Net realized gain (loss)                     5               1               9             214          36,068         233,098
  Realized gain distributions                  -               -               -               -               -               -
  Net change in unrealized
    appreciation (depreciation)            1,515             759           3,247           5,361       1,907,217         233,079
                                   -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in
  net assets from operations               1,675             897           3,219           3,183       1,891,784         458,223
                                   -------------   -------------   -------------   -------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold                57,812          41,187          90,990         407,270      13,521,771       6,119,824
  Cost of units redeemed                       -               -               -         (14,727)     (1,026,824)     (5,272,384)
  Account charges                            (80)            (94)              -          (1,634)        (92,919)        (32,601)
                                   -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease)                   57,732          41,093          90,990         390,909      12,402,028         814,839
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                   59,407          41,990          94,209         394,092      14,293,812       1,273,062
Net assets, beginning                          -               -               -               -       3,656,923       2,383,861
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets, ending                 $      59,407   $      41,990   $      94,209   $     394,092   $  17,950,735   $   3,656,923
                                   =============   =============   =============   =============   =============   =============

Units sold                                11,017           7,818          17,914          79,782       1,970,187       1,151,018
Units redeemed                               (15)            (18)              -          (3,209)       (169,216)     (1,051,794)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                   11,002           7,800          17,914          76,573       1,800,971          99,224
Units outstanding, beginning                   -               -               -               -         602,492         503,268
                                   -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding, ending                 11,002           7,800          17,914          76,573       2,403,463         602,492
                                   =============   =============   =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                         American Century                                      Alger
                                   -------------------------------------------------------------   -----------------------------
                                        VP Income & Growth            VP Ultra       VP Vista             American Growth
                                   -----------------------------   --------------  -------------   -----------------------------
                                                                      For the         For the
                                                                    period from     period from
                                        Year           Year          04/20/2005      04/20/2005         Year           Year
                                       ended           ended       (commencement)  (commencement)       ended         ended
                                     12/31/2005     12/31/2004     to 12/31/2005   to 12/31/2005     12/31/2005     12/31/2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $     146,437   $      31,112   $          (3)  $         (22)  $     (59,656)  $    (112,499)
  Net realized gain (loss)               598,918          75,335               1               7         321,898          25,350
  Realized gain distributions                  -               -               -               -               -               -
  Net change in unrealized
    appreciation (depreciation)          144,483       1,292,185             598           1,286       2,163,190       1,227,476
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets from operations             889,838       1,398,632             596           1,271       2,425,432       1,140,327
                                   -------------   -------------   -------------   -------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold            13,510,585       9,877,159          12,742          31,986       1,426,108       3,982,503
  Cost of units redeemed              (5,270,506)     (1,211,240)              -            (126)     (5,084,354)     (4,043,400)
  Account charges                       (209,812)        (96,781)            (43)            (74)       (275,921)       (303,434)
                                   -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease)                8,030,267       8,569,136          12,699          31,786      (3,934,167)       (364,331)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                8,920,105       9,967,768          13,295          33,057      (1,508,735)        775,996
Net assets, beginning                 16,174,204       6,206,434               -               -      24,764,372      23,988,376
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets, ending                 $  25,094,309   $  16,174,204   $      13,295   $      33,057   $  23,255,637   $  24,764,372
                                   =============   =============   =============   =============   =============   =============

Units sold                             1,923,230       1,537,817           2,410           5,790         287,292         711,808
Units redeemed                          (795,357)       (232,530)             (8)            (36)     (1,093,376)       (952,025)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                1,127,873       1,305,287           2,402           5,754        (806,084)       (240,217)
Units outstanding, beginning           2,465,283       1,159,996               -               -       4,915,459       5,155,676
                                   -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding, ending              3,593,156       2,465,283           2,402           5,754       4,109,375       4,915,459
                                   =============   =============   =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                               Alger                         Calvert                        Old Mutual
                                   -----------------------------   -----------------------------   -----------------------------
                                        American Small Cap             Social Mid-Cap Growth                 Growth II
                                   -----------------------------   -----------------------------   -----------------------------
                                        Year            Year           Year            Year            Year            Year
                                       ended           ended          ended           ended           ended           ended
                                     12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005      12/31/2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $     (48,690)  $     (12,170)  $      (4,404)  $      (1,772)  $      (3,938)  $      (2,528)
  Net realized gain (loss)               192,686         118,101          (8,953)        (45,936)        365,956           5,097
  Realized gain distributions                  -               -               -               -               -               -
  Net change in unrealized
    appreciation (depreciation)        1,008,209         579,660          12,454         209,892        (158,078)        105,382
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets from operations           1,152,205         685,591            (903)        162,184         203,940         107,951
                                   -------------   -------------   -------------   -------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold             5,008,160       2,043,168         260,953         401,396         151,716         243,453
  Cost of units redeemed              (1,438,571)     (1,773,881)       (270,886)       (376,968)       (316,734)       (346,668)
  Account charges                        (74,364)        (48,556)        (22,432)        (22,259)        (22,885)        (23,254)
                                   -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease)                3,495,225         220,731         (32,365)          2,168        (187,903)       (126,469)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                4,647,430         906,322         (33,268)        164,352          16,037         (18,518)
Net assets, beginning                  5,198,568       4,292,246       1,836,438       1,672,085       1,916,205       1,934,723
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets, ending                 $   9,845,998   $   5,198,568   $   1,803,170   $   1,836,438   $   1,932,242   $   1,916,205
                                   =============   =============   =============   =============   =============   =============

Units sold                               713,488         431,788          41,805          71,933          35,258          48,913
Units redeemed                          (371,642)       (601,701)        (53,910)        (80,180)        (82,125)        (96,823)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                  341,846        (169,913)        (12,105)         (8,247)        (46,867)        (47,910)
Units outstanding, beginning           1,250,940       1,420,853         333,728         341,975         453,492         501,402
                                   -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding, ending              1,592,786       1,250,940         321,623         333,728         406,625         453,492
                                   =============   =============   =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                                             Old Mutual
                                   ---------------------------------------------------------------------------------------------
                                    Technology & Communication             Mid Cap Value                    Small Cap
                                   -----------------------------   -----------------------------   -----------------------------
                                        Year            Year           Year            Year            Year            Year
                                       ended           ended          ended           ended           ended           ended
                                     12/31/2005      12/31/2004     12/31/2005      12/31/2004      12/31/2005      12/31/2004
                                   -------------   -------------   -------------   -------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $      (3,668)  $      (2,524)  $     (41,615)  $      (1,731)  $      (6,044)  $      (2,093)
  Net realized gain (loss)               463,986         (48,114)         75,529          13,362          67,756           2,522
  Realized gain distributions                  -               -         455,730           6,407               -               -
  Net change in unrealized
    appreciation (depreciation)         (220,502)        229,083         (58,300)         47,390         (47,946)         43,294
                                   -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in
  net assets from operations             239,816         178,445         431,344          65,428          13,766          43,723
                                   -------------   -------------   -------------   -------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold               354,023         510,744       7,041,089         313,456         424,671         281,155
  Cost of units redeemed                (516,151)       (822,046)       (382,579)        (86,447)        (54,770)        (51,464)
  Account charges                        (35,975)        (39,987)        (31,668)         (2,729)         (3,146)         (1,041)
                                   -------------   -------------   -------------   -------------   -------------   -------------
    Increase (decrease)                 (198,103)       (351,289)      6,626,842         224,280         366,755         228,650
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                   41,713        (172,844)      7,058,186         289,709         380,521         272,373
Net assets, beginning                  2,907,061       3,079,905         447,725         158,017         351,010          78,637
                                   -------------   -------------   -------------   -------------   -------------   -------------
Net assets, ending                 $   2,948,774   $   2,907,061   $   7,505,911   $     447,725   $     731,531   $     351,010
                                   =============   =============   =============   =============   =============   =============

Units sold                               115,859         153,589         943,138          46,968          57,394          42,110
Units redeemed                          (226,213)       (350,186)        (56,220)        (12,710)         (7,842)         (8,067)
                                   -------------   -------------   -------------   -------------   -------------   -------------

Net increase (decrease)                 (110,354)       (196,597)        886,918          34,258          49,552          34,043
Units outstanding, beginning           1,117,270       1,313,867          58,472          24,214          45,869          11,826
                                   -------------   -------------   -------------   -------------   -------------   -------------
Units outstanding, ending              1,006,916       1,117,270         945,390          58,472          95,421          45,869
                                   =============   =============   =============   =============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                                         T. Rowe Price
                                   ------------------------------------------------------------------------------------------
                                          Equity Income                Limited-Term Bond               Mid-Cap Growth
                                   ---------------------------   ----------------------------   -----------------------------
                                       Year           Year            Year            Year           Year           Year
                                      ended          ended           ended           ended          ended          ended
                                    12/31/2005     12/31/2004      12/31/2005     12/31/2004      12/31/2005     12/31/2004
                                   ------------   ------------   -------------   ------------   -------------   -------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)     $    334,499   $    304,232   $     368,635   $    319,413   $    (158,023)  $    (131,571)
  Net realized gain (loss)            5,662,639        305,803        (282,670)        (7,746)        725,032         341,333
  Realized gain distributions         1,781,116        664,525               -              -       1,107,888               -
  Net change in unrealized
    appreciation (depreciation)      (6,556,267)     2,590,964          55,811       (273,350)        768,698       2,465,475
                                   ------------   ------------   -------------   ------------   -------------   -------------

Increase (decrease) in
  net assets from operations          1,221,987      3,865,524         141,776         38,317       2,443,595       2,675,237
                                   ------------   ------------   -------------   ------------   -------------   -------------

Contract owner transactions:
  Proceeds from units sold           11,973,875      6,843,963       5,401,010      8,616,845       1,459,751       5,145,211
  Cost of units redeemed             (5,154,126)    (3,993,696)    (11,218,055)    (3,675,050)     (2,589,472)     (1,953,159)
  Account charges                      (381,795)      (327,557)       (147,684)      (146,193)       (194,746)       (175,411)
                                   ------------   ------------   -------------   ------------   -------------   -------------
    Increase (decrease)               6,437,954      2,522,710      (5,964,729)     4,795,602      (1,324,467)      3,016,641
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)               7,659,941      6,388,235      (5,822,953)     4,833,919       1,119,128       5,691,878
Net assets, beginning                31,445,172     25,056,938      16,058,002     11,224,083      19,004,464      13,312,586
                                   ------------   ------------   -------------   ------------   -------------   -------------
Net assets, ending                 $ 39,105,113   $ 31,445,172   $  10,235,049   $ 16,058,002   $  20,123,592   $  19,004,464
                                   ============   ============   =============   ============   =============   =============

Units sold                            1,721,011      1,086,914       1,043,007      1,629,108         198,121         753,471
Units redeemed                         (810,823)      (697,690)     (2,158,523)      (694,259)       (375,817)       (332,963)
                                   ------------   ------------   -------------   ------------   -------------   -------------

Net increase (decrease)                 910,188        389,224      (1,115,516)       934,849        (177,696)        420,508
Units outstanding, beginning          4,576,286      4,187,062       2,912,475      1,977,626       2,579,450       2,158,942
                                   ------------   ------------   -------------   ------------   -------------   -------------
Units outstanding, ending             5,486,474      4,576,286       1,796,959      2,912,475       2,401,754       2,579,450
                                   ============   ============   =============   ============   =============   =============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                            T. Rowe Price                               Janus
                                          ----------------   ----------------------------------------------------------
                                              Blue Chip
                                               Growth              Worldwide Growth               Flexible Income
                                          ----------------   ----------------------------   ---------------------------
                                           For the period
                                          from 04/20/2005        Year           Year           Year           Year
                                           (commencement)        ended          ended          ended          ended
                                           to 12/31/2005       12/31/2005     12/31/2004     12/31/2005     12/31/2004
                                          ----------------   -------------   ------------   ------------   ------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)            $           (251)  $     115,595   $     74,223   $  1,217,633   $  1,082,560
  Net realized gain (loss)                            (171)        328,412        614,827       (214,511)        42,267
  Realized gain distributions                            -               -              -        785,941        154,134
  Net change in unrealized
    appreciation (depreciation)                      7,441         273,551        (56,118)    (1,472,732)      (653,524)
                                          ----------------   -------------   ------------   ------------   ------------

Increase (decrease) in
  net assets from operations                         7,019         717,558        632,932        316,331        625,437
                                          ----------------   -------------   ------------   ------------   ------------

Contract owner transactions:
  Proceeds from units sold                         167,080       1,332,072      3,856,279      9,728,156      9,989,645
  Cost of units redeemed                                 -      (2,718,745)    (3,723,155)    (5,525,714)    (4,867,270)
  Account charges                                     (497)       (175,099)      (187,272)      (263,320)      (227,943)
                                          ----------------   -------------   ------------   ------------   ------------
    Increase (decrease)                            166,583      (1,561,772)       (54,148)     3,939,122      4,894,432
                                          ----------------   -------------   ------------   ------------   ------------

Net increase (decrease)                            173,602        (844,214)       578,784      4,255,453      5,519,868
Net assets, beginning                                    -      15,429,532     14,850,748     22,095,882     16,576,013
                                          ----------------   -------------   ------------   ------------   ------------
Net assets, ending                        $        173,602   $  14,585,318   $ 15,429,532   $ 26,351,335   $ 22,095,882
                                          ================   =============   ============   ============   ============

Units sold                                          30,691         240,912        718,937      1,760,864      1,830,089
Units redeemed                                           -        (564,328)      (782,847)    (1,001,097)      (874,737)
                                          ----------------   -------------   ------------   ------------   ------------

Net increase (decrease)                             30,691        (323,416)       (63,910)       759,767        955,352
Units outstanding, beginning                             -       2,889,499      2,953,409      3,738,206      2,782,854
                                          ----------------   -------------   ------------   ------------   ------------
Units outstanding, ending                           30,691       2,566,083      2,889,499      4,497,973      3,738,206
                                          ================   =============   ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                              Pioneer                                      AIM
                                      -------------------------------------------------------   ---------------------------
                                             VCT Portfolio            Growth Opportunities               Dynamics
                                      --------------------------   --------------------------   ---------------------------
                                          Year           Year         Year           Year           Year           Year
                                         ended          ended        ended          ended          ended          ended
                                       12/31/2005    12/31/2004    12/31/2005     12/31/2004     12/31/2005     12/31/2004
                                      ------------   -----------   -----------   ------------   ------------   ------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)        $     19,354   $    13,961   $   (60,071)  $    (48,866)  $     (3,542)  $     (2,197)
  Net realized gain (loss)                   7,108       158,658       (11,634)     2,584,913         31,666        125,377
  Realized gain distributions                    -             -             -              -              -              -
  Net change in unrealized
    appreciation (depreciation)             99,218       (22,364)      530,118       (784,475)        94,846         13,738
                                      ------------   -----------   -----------   ------------   ------------   ------------

Increase (decrease) in
  net assets from operations               125,680       150,255       458,413      1,751,572        122,970        136,918
                                      ------------   -----------   -----------   ------------   ------------   ------------

Contract owner transactions:
  Proceeds from units sold                 288,344       545,714     1,690,007      2,043,055        189,611        112,824
  Cost of units redeemed                  (376,964)     (468,865)   (2,440,947)    (1,431,002)      (205,587)      (394,470)
  Account charges                          (25,812)      (26,452)     (101,512)      (101,943)       (12,475)       (11,784)
                                      ------------   -----------   -----------   ------------   ------------   ------------
    Increase (decrease)                   (114,432)       50,397      (852,452)       510,110        (28,451)      (293,430)
                                      ------------   -----------   -----------   ------------   ------------   ------------

Net increase (decrease)                     11,248       200,652      (394,039)     2,261,682         94,519       (156,512)
Net assets, beginning                    2,346,313     2,145,661     9,831,601      7,569,919      1,109,600      1,266,112
                                      ------------   -----------   -----------   ------------   ------------   ------------
Net assets, ending                    $  2,357,561   $ 2,346,313   $ 9,437,562   $  9,831,601   $  1,204,119   $  1,109,600
                                      ============   ===========   ===========   ============   ============   ============

Units sold                                  59,740       103,830       220,765        292,070         30,822         19,036
Units redeemed                             (86,950)     (114,904)     (355,312)      (227,766)       (37,010)       (83,506)
                                      ------------   -----------   -----------   ------------   ------------   ------------

Net increase (decrease)                    (27,210)      (11,074)     (134,547)        64,304         (6,188)       (64,470)
Units outstanding, beginning               494,825       505,899     1,285,045      1,220,741        196,377        260,847
                                      ------------   -----------   -----------   ------------   ------------   ------------
Units outstanding, ending                  467,615       494,825     1,150,498      1,285,045        190,189        196,377
                                      ============   ===========   ===========   ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                                              AIM
                                      -------------------------------------------------------------------------------------
                                          Financial Services           Growth Health Care                Utilities
                                      --------------------------   --------------------------   ---------------------------
                                          Year           Year         Year           Year           Year           Year
                                         ended          ended        ended          ended          ended          ended
                                       12/31/2005    12/31/2004    12/31/2005     12/31/2004     12/31/2005     12/31/2004
                                      ------------   -----------   -----------   ------------   ------------   ------------
Increase  (decrease) in net assets
from operations:
  Net investment income (loss)        $      6,163   $     3,297   $    (5,259)  $     (2,274)  $     64,678   $     32,156
  Net realized gain (loss)                   2,264        96,049         8,173        161,260        169,880        220,986
  Realized gain distributions                    -             -             -              -              -              -
  Net change in unrealized
    appreciation (depreciation)             35,444       (45,826)      103,168        (78,841)       175,979        175,621
                                      ------------   -----------   -----------   ------------   ------------   ------------

Increase (decrease) in
  net assets from operations                43,871        53,520       106,082         80,145        410,537        428,763
                                      ------------   -----------   -----------   ------------   ------------   ------------

Contract owner transactions:
  Proceeds from units sold                 160,997       263,620       273,993        368,764      1,975,011        733,181
  Cost of units redeemed                  (118,876)      (37,462)     (163,010)      (168,317)      (805,321)      (433,376)
  Account charges                           (7,864)       (6,709)      (15,146)       (13,594)       (28,961)       (20,212)
                                      ------------   -----------   -----------   ------------   ------------   ------------
    Increase (decrease)                     34,257       219,449        95,837        186,855      1,140,729        279,593
                                      ------------   -----------   -----------   ------------   ------------   ------------

Net increase (decrease)                     78,128       272,969       201,919        267,000      1,551,266        708,356
Net assets, beginning                      717,564       444,593     1,240,275        973,277      2,478,424      1,770,068
                                      ------------   -----------   -----------   ------------   ------------   ------------
Net assets, ending                    $    795,692   $   717,564   $ 1,442,194   $  1,240,275   $  4,029,690   $  2,478,424
                                      ============   ===========   ===========   ============   ============   ============

Units sold                                  24,932        40,727        43,532         58,518        283,166        128,483
Units redeemed                             (20,504)       (7,842)      (31,453)       (34,806)      (130,031)       (90,110)
                                      ------------   -----------   -----------   ------------   ------------   ------------

Net increase (decrease)                      4,428        32,885        12,079         23,712        153,135         38,373
Units outstanding, beginning               113,194        80,309       223,834        200,122        401,210        362,837
                                      ------------   -----------   -----------   ------------   ------------   ------------
Units outstanding, ending                  117,622       113,194       235,913        223,834        554,345        401,210
                                      ============   ===========   ===========   ============   ============   ============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                                  AIM                                      Neuberger/Berman
                                    --------------------------------------------------------------    ----------------------------
                                         Real Estate Opportunity              High Yield                 AMT Fasciano Class S
                                    ------------------------------    ----------------------------    ----------------------------
                                         Year             Year           Year            Year            Year            Year
                                         ended           ended           ende            ended           ended           ended
                                      12/31/2005       12/31/2004      12/31/2005      12/31/2004      12/31/2005      12/31/2004
                                    --------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)      $       17,669    $      9,588    $    100,949    $    148,428    $    (21,813)   $    (11,240)
  Net realized gain (loss)                 108,850         205,976           9,392        (243,940)        109,167           4,046
  Realized gain distributions               75,431          26,998               -               -           4,960           4,947
  Net change in unrealized
    appreciation (depreciation)            145,598         204,712         (85,095)        190,507         (96,481)        160,841
                                    --------------    ------------    ------------    ------------    ------------    ------------
Increase (decrease) in
  net assets from operations               347,548         447,274          25,246          94,995          (4,167)        158,594
                                    --------------    ------------    ------------    ------------    ------------    ------------
Contract owner transactions:
  Proceeds from units sold               1,418,356         561,715         354,371       1,252,071       1,776,840       2,042,490
  Cost of units redeemed                  (520,240)       (432,413)       (159,252)     (1,384,731)     (2,954,478)       (115,899)
  Account charges                          (25,221)        (15,692)         (9,568)         (9,442)        (15,737)         (8,557)
                                    --------------    ------------    ------------    ------------    ------------    ------------
    Increase (decrease)                    872,895         113,610         185,551        (142,102)     (1,193,375)      1,918,034
                                    --------------    ------------    ------------    ------------    ------------    ------------

Net increase (decrease)                  1,220,443         560,884         210,797         (47,107)     (1,197,542)      2,076,628
Net assets, beginning                    1,702,345       1,141,461       1,009,793       1,056,900       2,254,580         177,952
                                    --------------    ------------    ------------    ------------    ------------    ------------
Net assets, ending                  $    2,922,788    $  1,702,345    $  1,220,590    $  1,009,793    $  1,057,038    $  2,254,580
                                    ==============    ============    ============    ============    ============    ============

Units sold                                 146,206          68,678          65,458         244,337         269,105         317,539
Units redeemed                             (52,891)        (54,141)        (30,761)       (234,168)       (445,259)        (20,082)
                                    --------------    ------------    ------------    ------------    ------------    ------------

Net increase (decrease)                     93,315          14,537          34,697          10,169        (176,155)        297,457
Units outstanding, beginning               172,240         157,703         186,484         176,315         325,869          28,412
                                    --------------    ------------    ------------    ------------    ------------    ------------
Units outstanding, ending                  265,555         172,240         221,181         186,484         149,715         325,869
                                    ==============    ============    ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                December 31, 2005

                                                          Neuberger/Berman                                   Dreyfus
                                    ----------------------------------------------------------    ------------------------------

                                            AMT Regency             AMT Limited Maturity Bond           VIF Appreciation
                                    ---------------------------    ---------------------------    ------------------------------
                                                                                                                  For the period
                                        Year            Year           Year            Year          Year        from 05/28/2004
                                       ended           ended          ended           ended         ended         (commencement)
                                     12/31/2005      12/31/2004     12/31/2005      12/31/2004    12/31/2005      to 12/31/2004
                                    ------------    -----------    ------------    -----------    ----------     --------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)      $    (71,940)   $   (14,191)   $    534,201    $   188,114    $     (964)    $           856
  Net realized gain (loss)                31,649         15,180         (16,590)          (132)        1,969                   1
  Realized gain distributions            631,517              -               -              -             -                   -
  Net change in unrealized
    appreciation (depreciation)          369,580        353,432        (436,703)      (213,050)        1,407               1,053
                                    ------------    -----------    ------------    -----------    ----------     ---------------
Increase (decrease) in
  net assets from operations             960,806        354,421          80,908        (25,068)        2,412               1,910
                                    ------------    -----------    ------------    -----------    ----------     ---------------
Contract owner transactions:
  Proceeds from units sold             9,157,632      3,505,922      26,327,082      8,145,414       118,899              67,019
  Cost of units redeemed                (841,833)      (695,643)     (2,344,640)       (98,261)      (65,661)                  -
  Account charges                        (71,744)       (12,745)       (173,805)       (17,078)         (702)                (31)
                                    ------------    -----------    ------------    -----------    ----------     ---------------
    Increase (decrease)                8,244,055      2,797,534      23,808,637      8,030,075        52,536              66,988
                                    ------------    -----------    ------------    -----------    ----------     ---------------

Net increase (decrease)                9,204,861      3,151,955      23,889,545      8,005,007        54,948              68,898
Net assets, beginning                  3,164,081         12,126       8,027,463         22,456        68,898                   -
                                    ------------    -----------    ------------    -----------    ----------     ---------------
Net assets, ending                  $ 12,368,942    $ 3,164,081    $ 31,917,008    $ 8,027,463    $  123,846     $        68,898
                                    ============    ===========    ============    ===========    ==========     ===============

Units sold                             1,122,193        501,058       5,285,598      1,627,448        22,585              13,355
Units redeemed                          (109,989)      (102,434)       (503,840)       (23,068)      (12,652)                 (6)
                                    ------------    -----------    ------------    -----------    ----------     ---------------

Net increase (decrease)                1,012,204        398,624       4,781,758      1,604,380         9,933              13,349
Units outstanding, beginning             400,473          1,849       1,608,854          4,474        13,349                   -
                                    ------------    -----------    ------------    -----------    ----------     ---------------
Units outstanding, ending              1,412,677        400,473       6,390,612      1,608,854        23,282              13,349
                                    ============    ===========    ============    ===========    ==========     ===============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                 Dreyfus                                  Vanguard
                                      ---------------------------    -----------------------------------------------------
                                                                       VF Mid Cap          VF Small         VF Total Bond
                                            Technology Growth             Index         Company Growth       Market Index
                                      ---------------------------    ---------------    ---------------    ---------------
                                                   For the period     For the period     For the period     For the period
                                         Year     from 05/28/2004    from 04/20/2005    from 04/20/2005    from 04/20/2005
                                        ended      (commencement)     (commencement)     (commencement)     (commencement)
                                       12/31/05    to 12/31/2005      to 12/31/2005      to 12/31/2005       to 12/31/2005
                                      ---------   ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)        $    (376)   $        (16)     $      (1,057)     $          (91)    $         (318)
  Net realized gain (loss)                 (115)             13                278                  77                 37
  Realized gain distributions                 -               -                  -                   -                  -
  Net change in unrealized
    appreciation (depreciation)           3,441             550             23,895               2,115                550
                                      ---------    ------------      -------------      --------------     --------------
Increase (decrease) in
  net assets from operations              2,950             547             23,116               2,101                269
                                      ---------    ------------      -------------      --------------     --------------
Contract owner transactions:
  Proceeds from units sold               49,512          10,074            456,794             107,273            112,517
  Cost of units redeemed                 (2,460)           (529)            (2,835)             (6,167)            (7,206)
  Account charges                          (292)            (13)            (1,139)               (205)              (514)
                                      ---------    ------------      -------------      --------------     --------------
    Increase (decrease)                  46,760           9,532            452,820             100,901            104,797
                                      ---------    ------------      -------------      --------------     --------------

Net increase (decrease)                  49,710          10,079            475,936             103,002            105,066
Net assets, beginning                    10,079               -                  -                   -                  -
                                      ---------    ------------      -------------      --------------     --------------
Net assets, ending                    $  59,789    $     10,079      $     475,936      $      103,002     $      105,066
                                      =========    ============      =============      ==============     ==============

Units sold                               10,028           2,086             81,405              18,506             22,316
Units redeemed                             (576)           (115)              (693)             (1,104)            (1,527)
                                      ---------    ------------      -------------      --------------     --------------

Net increase (decrease)                   9,452           1,971             80,712              17,402             20,789
Units outstanding, beginning              1,971               -                  -                   -                  -
                                      ---------    ------------      -------------      --------------     --------------
Units outstanding, ending                11,423           1,971             80,712              17,402             20,789
                                      =========    ============      =============      ==============     ==============

    The accompanying notes are an integral part of the financial statements.

               AUL American Individual Variable Annuity Unit Trust
                 STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                December 31, 2005

                                                   Timothy
                                      ----------------------------------
                                        Conservative        Strategic
                                      Growth Variable    Growth Variable
                                      ---------------    ---------------
                                      For the period     For the period
                                      from 04/20/2005    from 04/20/2005
                                      (commencement)     (commencement)
                                      to 12/31/2005       to 12/31/2005
                                      ---------------    ---------------
Increase (decrease) in net assets
from operations:
  Net investment income (loss)        $       (23,200)   $        (2,235)
  Net realized gain (loss)                     12,890              2,238
  Realized gain distributions                   6,723             34,444
  Net change in unrealized
    appreciation (depreciation)               204,800             65,599
                                      ---------------    ---------------
Increase (decrease) in
  net assets from operations                  201,213            100,046
                                      ---------------    ---------------
Contract owner transactions:
  Proceeds from units sold                  7,774,018          2,046,042
  Cost of units redeemed                   (1,007,600)           (81,414)
  Account charges                             (24,128)            (7,832)
                                      ---------------    ---------------
    Increase (decrease)                     6,742,290          1,956,796
                                      ---------------    ---------------

Net increase (decrease)                     6,943,503          2,056,842
Net assets, beginning                               -                  -
                                      ---------------    ---------------
Net assets, ending                    $     6,943,503    $     2,056,842
                                      ===============    ===============

Units sold                                  1,469,826            380,553
Units redeemed                               (187,745)           (16,460)
                                      ---------------    ---------------

Net increase (decrease)                     1,282,081            364,093
Units outstanding, beginning                        -                  -
                                      ---------------    ---------------
Units outstanding, ending                   1,282,081            364,093
                                      ===============    ===============

    The accompanying notes are an integral part of the financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SELECTED SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Annuity Unit Trust (Variable Account) was established by American United Life Insurance Company(R) (AUL) on November 11, 1998, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1999. The Variable Account is a segregated investment account for individual variable annuity contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by OneAmerica Funds, Inc. (OneAmerica Funds); Fidelity Variable Insurance Products Fund (Fidelity); American Century Variable Portfolios, Inc. (American Century); Alger American Fund (Alger); Calvert Variable Series, Inc. (Calvert); Janus Aspen Series (Janus); Pioneer Variable Contracts Trust (Pioneer), formerly Safeco Resources Series Trust (Safeco); T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (T. Rowe Price); AIM Variable Insurance Funds (AIM), formerly INVESCO Variable Investment Funds, Inc. (INVESCO); Dreyfus Variable Investment Portfolio (Dreyfus); Neuberger Berman Advisers Management Trust (Neuberger/Berman); Timothy Portfolio Variable Series (Timothy); Vanguard Variable Insurance Funds (Vanguard); and Old Mutual Insurance Series Funds (Old Mutual), formerly PBHG Insurance Series Fund, Inc. (PBHG).

On March 16, 2004, AUL redirected the Variable Accounts assets into the correct underlying mutual fund portfolios of INVESCO Variable Investment Funds, Inc. On March 23, 2004, AUL contributed $59,734 to the Variable Account in order to credit all Contract Owners with appropriate Contract Values.

As of December 10, 2004, the Safeco RST Core Equity merged with the Pioneer VCT Portfolio and the Safeco RST Growth Opportunities became the Pioneer Growth Opportunities. As of October 15, 2004, all of the INVESCO Investment Funds became AIM Funds.

As of April 29, 2004, the INVESCO VIF Real Estate Opportunities changed its name to AIM V.I. Real Estate Fund Series I. Additionally, the INVESCO High Yield became AIM V.I. High Yield Fund Series I.

As of December 9, 2005, the PBHG Insurance Series Funds, Inc. (PBHG) changed its name to Old Mutual Funds.

ACCUMULATION UNITS AND UNIT VALUE CLASSES

This Variable Account issues two classes of accumulation units. Class A units are issued to the SelectPoint Variable Annuity contracts and DirectPoint Variable Annuity contracts. Class B units are issued to the StarPoint Variable Annuity contracts.

SECURITY VALUATION, TRANSACTIONS AND RELATED INCOME

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered by the Variable Account. The OneAmerica Funds, Inc. is comprised of Value, Money Market, Asset Director, and Investment Grade Bond portfolios. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

Value             0.50%          Investment Grade Bond    0.50%
Money Market      0.40%          Asset Director           0.50%

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. ACCOUNT CHARGES

CLASS A

NO WITHDRAWAL CHARGE CONTRACT (DIRECTPOINT): AUL assesses (1)premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2)mortality and expense risk charges of 1.45% per year for the first 10 policy years and 1.35% per year thereafter, (3)an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount; and (4)other charges for federal, state, or local income taxes incurred by AUL that are attributable to the variable account. No charge is currently being assessed. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

WITHDRAWAL CHARGE CONTRACT (SELECTPOINT): AUL assesses (1)premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2)mortality and expense risk charges range from 1.10% to 1.25% per year, (3)an annual contract charge of $30.00 each year in which an account value does not exceed a specific amount, (4)other charges for federal, state, or local income taxes (if incurred by AUL) that are attributable to the variable account and (5)withdrawal charges ranging from 10% to 0%, depending on policy duration, for flexible premium contracts, and 7% to 0%, depending on policy duration, for one year flexible premium contracts. A 12% free out provision may apply. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

ACCOUNT CHARGES

With respect to individual variable annuity policies funded by the Variable Account, total account charges during the period ended December 31, 2005 and the period ended December 31, 2004 were $5,772,010 and $4,746,699, respectively. Account charges are recorded as redemptions in the accompanying statement of changes in net assets.

CLASS B

WITHDRAWAL CHARGE CONTRACT: AUL assesses (1)premium tax charges ranging from 0% to 3.5% when assessed by a state or municipality, (2)mortality and expense risk charges of 1.15% per year, (3)an annual contract fee of up to $50.00 per year in which the account value does not exceed a specified amount, (4)administrative fee of 0.15% per year, (5)withdrawal charges on surrenders exceeding 12% of the account value that range from 7% to 0%, depending on the policy duration, (6)a transfer charge for all transfers in excess of 24 per contract year, (7)other charges for federal, state or local income taxes incurred by AUL that are attributable to the Variable Account. No charge is currently being assessed. The cost of additional riders is assessed on a monthly basis and will vary depending upon the riders chosen.

MORTALITY, EXPENSE RISK, AND ADMINISTRATIVE FEE CHARGES

AUL deducts a daily charge as compensation for the mortality, expense risks, and administrative fees assumed by AUL. The charge is equal on an annual basis to 1.30% of the average daily net assets of each investment account. AUL guarantees that the mortality and expense charge shall not increase. This guarantee only applies to current contractholders. The charges incurred during the period ended December 31, 2005 and during the period ended December 31, 2004 were $4,218,321 and $2,503,326, respectively. In addition to these fees, AUL may assess account charges as described above.

3. ACCUMULATION UNIT VALUE

A summary of unit values, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ended December 31, or from commencement of operations are presented below. The total returns presented are based on the change in unit values, which the Variable Account uses for processing participant transactions. Total returns are not annualized for those years in which operations have commenced. For ClassA shares, total return does not include mortality and expense risk charges which are imposed at the contract level. Therefore, total return would be lower if these charges were included.

CLASS A                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
ONEAMERICA(R) FUNDS:
       VALUE
                            December 31, 2005   $        9.58      $      21,304            N\A                9.9%
                                         2004            8.72             19,293            N\A               15.0%
                                         2003            7.58             16,528            N\A               36.6%
                                         2002            5.55              9,949            N\A               -7.0%
                                         2001            5.97              3,855            N\A               11.3%
       MONEY MARKET
                            December 31, 2005            1.20              6,257            N\A                3.4%
                                         2004            1.16              7,763            N\A                0.9%
                                         2003            1.15             10,465            N\A                0.0%
                                         2002            1.15             36,447            N\A                1.8%
                                         2001            1.13             36,726            N\A                3.6%
       INVESTMENT GRADE BOND
                            December 31, 2005            7.07             12,360            N\A                2.2%
                                         2004            6.92             12,985            N\A                4.1%
                                         2003            6.65             13,515            N\A                4.9%
                                         2002            6.34             12,988            N\A                7.8%
                                         2001            5.88              5,710            N\A                7.1%
       ASSET DIRECTOR
                            December 31, 2005            9.01             22,429            N\A                7.6%
                                         2004            8.37             22,029            N\A               11.6%
                                         2003            7.50             20,413            N\A               27.3%
                                         2002            5.89             12,593            N\A               -2.5%
                                         2001            6.04              4,305            N\A               10.6%

FIDELITY:
       VIP HIGH INCOME
                            December 31, 2005            4.97              2,734            N\A                2.7%
                                         2004            4.84              2,902            N\A                9.8%
                                         2003            4.41              4,498            N\A               27.1%
                                         2002            3.47              1,701            N\A                3.6%
                                         2001            3.35              1,479            N\A              -11.8%
       VIP GROWTH
                            December 31, 2005            4.70              8,766            N\A                5.9%
                                         2004            4.44             10,148            N\A                3.3%
                                         2003            4.30             10,809            N\A               33.1%
                                         2002            3.23              7,598            N\A              -30.2%
                                         2001            4.63             10,515            N\A              -17.8%
       VIP OVERSEAS
                            December 31, 2005            6.55              2,738            N\A               19.1%
                                         2004            5.50              2,205            N\A               13.6%
                                         2003            4.84              1,936            N\A               43.2%
                                         2002            3.38                696            N\A              -20.3%
                                         2001            4.24                684            N\A              -21.0%

CLASS A                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
FIDELITY: (continued)
       VIP ASSET MANAGER
                            December 31, 2005   $        5.86      $       7,823            N\A                4.1%
                                         2004            5.63              9,116            N\A                5.4%
                                         2003            5.34              9,541            N\A               17.9%
                                         2002            4.53              7,692            N\A               -8.7%
                                         2001            4.96              7,883            N\A               -4.1%
       VIP INDEX 500
                            December 31, 2005            5.11             19,545            N\A                4.7%
                                         2004            4.88             20,918            N\A               10.7%
                                         2003            4.41             19,516            N\A               28.6%
                                         2002            3.43             13,272            N\A              -22.4%
                                         2001            4.42             13,974            N\A              -12.1%
       VIP EQUITY-INCOME
                            December 31, 2005            6.30              7,329            N\A                5.9%
                                         2004            5.95              8,682            N\A               11.4%
                                         2003            5.34              8,353            N\A               30.6%
                                         2002            4.09              5,592            N\A              -16.8%
                                         2001            4.93              3,990            N\A               -5.0%
       VIP CONTRAFUND(R)
                            December 31, 2005            7.43             16,168            N\A               16.8%
                                         2004            6.36             14,416            N\A               15.6%
                                         2003            5.50             12,804            N\A               28.5%
                                         2002            4.28              9,121            N\A               -9.5%
                                         2001            4.73              7,557            N\A              -12.2%
       FREEDOM 2015
                            December 31, 2005            5.39                  7            N\A                7.8%
                                 May 20, 2005*           5.00                  -            N\A                -
       FREEDOM INCOME
                            December 31, 2005            5.14                  2            N\A                2.8%
                                 May 20, 2005*           5.00                  -            N\A                -

AMERICAN CENTURY:
       VP INTERNATIONAL
                            December 31, 2005            5.90              2,426            N\A               13.5%
                                         2004            5.20              1,601            N\A               14.8%
                                         2003            4.53              1,986            N\A               24.5%
                                         2002            3.64                922            N\A              -20.4%
                                         2001            4.57                996            N\A              -29.2%
       VP INCOME & GROWTH
                            December 31, 2005            5.64              4,407            N\A                4.6%
                                         2004            5.39              4,320            N\A               13.0%
                                         2003            4.77              3,553            N\A               29.3%
                                         2002            3.69              2,372            N\A              -19.4%
                                         2001            4.58              1,911            N\A               -8.4%

*Commenced operations

CLASS A                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
AMERICAN CENTURY: (continued)
       VP ULTRA
                            December 31, 2005   $        5.54      $          11            N\A               10.8%
                               April 20, 2005*           5.00                  -            N\A                -
       VP VISTA
                            December 31, 2005            5.77                 17            N\A               15.4%
                               April 20, 2005*           5.00                  -            N\A                -
ALGER:
       AMERICAN GROWTH
                            December 31, 2005            4.85             14,240            N\A               12.0%
                                         2004            4.33             15,519            N\A                5.6%
                                         2003            4.10             16,633            N\A               34.9%
                                         2002            3.04             11,995            N\A              -32.9%
                                         2001            4.53             15,974            N\A              -11.8%
       AMERICAN SMALL CAP
                            December 31, 2005            3.83              3,488            N\A               16.8%
                                         2004            3.28              3,347            N\A               16.7%
                                         2003            2.81              3,792            N\A               42.6%
                                         2002            1.97              1,391            N\A              -26.5%
                                         2001            2.68              2,056            N\A              -29.5%
CALVERT:
       SOCIAL MID-CAP GROWTH
                            December 31, 2005            5.33              1,426            N\A                0.4%
                                         2004            5.31              1,573            N\A                9.3%
                                         2003            4.86              1,629            N\A               31.7%
                                         2002            3.69              1,139            N\A              -28.2%
                                         2001            5.14              1,611            N\A              -12.2%
OLD MUTUAL:
       GROWTH LL
                            December 31, 2005            4.44              1,596            N\A               11.6%
                                         2004            3.98              1,636            N\A                6.4%
                                         2003            3.74              1,782            N\A               25.9%
                                         2002            2.97              1,385            N\A              -30.4%
                                         2001            4.27              2,258            N\A              -40.5%
       TECHNOLOGY & COMMUNICATION
                            December 31, 2005            2.68              2,575            N\A                9.8%
                                         2004            2.44              2,635            N\A                6.6%
                                         2003            2.29              2,976            N\A               44.9%
                                         2002            1.58              2,035            N\A              -53.8%
                                         2001            3.42              4,326            N\A              -52.3%
       MID-CAP VALUE
                            December 31, 2005            8.20                400            N\A                5.7%
                                         2004            7.76                172            N\A               18.8%
                                         2003            6.53                147            N\A               30.6%
                                  May 1, 2003*           5.00                  -            N\A                -

*Commenced operations

CLASS A                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
OLD MUTUAL: (continued)
       SMALL CAP
                            December 31, 2005   $        7.89      $         114            N\A                1.4%
                                         2004            7.78                 85            N\A               16.1%
                                         2003            6.70                 16            N\A               34.0%
                                  May 1, 2003*           5.00                  -            N\A                -
T. ROWE PRICE:
       EQUITY INCOME
                            December 31, 2005            7.03             17,206            N\A                4.0%
                                         2004            6.76             18,204            N\A               14.8%
                                         2003            5.89             16,716            N\A               25.6%
                                         2002            4.69             12,418            N\A              -13.1%
                                         2001            5.40              8,297            N\A                1.5%
       LIMITED-TERM BOND
                            December 31, 2005            6.63              4,356            N\A                1.8%
                                         2004            6.51              5,201            N\A                1.1%
                                         2003            6.44              5,205            N\A                4.2%
                                         2002            6.17              4,308            N\A                5.3%
                                         2001            5.86              1,400            N\A                8.5%
       MID-CAP GROWTH
                            December 31, 2005            7.40              7,140            N\A               14.7%
                                         2004            6.45              6,644            N\A               18.3%
                                         2003            5.45              5,657            N\A               38.3%
                                         2002            3.94              3,161            N\A              -21.2%
                                         2001            5.00              1,658            N\A               -0.9%
       BLUE CHIP GROWTH
                            December 31, 2005            5.68                 76            N\A               13.6%
                               April 20, 2005*           5.00                  -            N\A                -
JANUS:
       WORLDWIDE GROWTH
                            December 31, 2005            5.08              7,901            N\A                5.8%
                                         2004            4.80              8,958            N\A                4.8%
                                         2003            4.58              9,580            N\A               24.1%
                                         2002            3.69              7,743            N\A              -25.6%
                                         2001            4.96              8,578            N\A              -22.4%
       FLEXIBLE INCOME
                            December 31, 2005            7.14              8,095            N\A                2.0%
                                         2004            7.00              8,469            N\A                3.9%
                                         2003            6.74              8,909            N\A                6.5%
                                         2002            6.33              7,212            N\A               10.5%
                                         2001            5.73              2,896            N\A                7.7%

*Commenced operations

CLASS A                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
PIONEER:
       VCT PORTFOLIO
                            December 31, 2005   $        4.28      $       1,411            N\A                6.2%
                                         2004            4.03              1,432            N\A                7.8%
                                         2003            3.74              1,504            N\A               24.7%
                                         2002            3.00              1,262            N\A              -25.9%
                                         2001            4.05              1,695            N\A               -9.4%
       GROWTH OPPORTUNITIES
                            December 31, 2005            7.52              4,575            N\A                6.7%
                                         2004            7.05              5,343            N\A               22.4%
                                         2003            5.76              4,642            N\A               42.9%
                                         2002            4.03              2,514            N\A              -37.7%
                                         2001            6.47              2,645            N\A               19.1%
AIM:
       DYNAMICS
                            December 31, 2005            5.87                904            N\A               10.8%
                                         2004            5.30                882            N\A               13.5%
                                         2003            4.67              1,115            N\A               38.2%
                                         2002            3.38                396            N\A              -33.1%
                                         2001            5.05                111            N\A                1.0%
                              August 28, 2001*           5.00                  -            N\A                -
       FINANCIAL SERVICES
                            December 31, 2005            6.39                394            N\A                5.8%
                                         2004            6.04                433            N\A               10.0%
                                         2003            5.49                420            N\A               29.5%
                                         2002            4.24                286            N\A              -15.5%
                                         2001            5.02                 38            N\A                0.5%
                              August 28, 2001*           5.00                  -            N\A                -
       GLOBAL HEALTH CARE
                            December 31, 2005            5.66                931            N\A                8.0%
                                         2004            5.24                927            N\A                9.4%
                                         2003            4.79                909            N\A               27.4%
                                         2002            3.76                551            N\A              -25.1%
                                         2001            5.02                 71            N\A                0.5%
                              August 28, 2001*           5.00                  -            N\A                -
       UTLILITIES
                            December 31, 2005            6.09              1,452            N\A               16.7%
                                         2004            5.22              1,008            N\A               28.3%
                                         2003            4.07                790            N\A               17.6%
                                         2002            3.46                511            N\A              -22.2%
                                         2001            4.45                 46            N\A              -10.9%
                              August 28, 2001*           5.00                  -            N\A                -

*Commenced operations

CLASS A                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
AIM: (continued)
       REAL ESTATE OPPORTUNITY
                            December 31, 2005   $       11.55      $       1,601            N\A               14.2%
                                         2004           10.11              1,293            N\A               38.9%
                                         2003            7.28              1,042            N\A               38.1%
                                         2002            5.27                556            N\A                5.8%
                                         2001            4.98                  7            N\A               -0.5%
                              August 28, 2001*           5.00                  -            N\A                -
       HIGH YIELD
                            December 31, 2005            5.58                575            N\A                2.8%
                                         2004            5.43                584            N\A                8.6%
                               April 29, 2004*           5.00                570            N\A                -
INVESCO:
       HIGH YIELD(1)
                               April 29, 2004            5.77                  -            N\A                0.0%
                                         2003            5.77                682            N\A               30.5%
                                         2002            4.41                295            N\A               -1.1%
                                         2001            4.46                 26            N\A              -10.4%
                              August 28, 2001*           5.00                  -            N\A                -
NEUBERGER/BERMAN:
       AMT FASCIANO CLASS S
                            December 31, 2005            7.26                222            N\A                3.0%
                                         2004            7.05                262            N\A               11.9%
                                         2003            6.30                 45            N\A               26.0%
                                  May 1, 2003*           5.00                  -            N\A                -
       AMT REGENCY
                            December 31, 2005            8.99              1,878            N\A               12.1%
                                         2004            8.02                403            N\A               22.3%
                                         2003            6.56                 12            N\A               31.2%
                                  May 1, 2003*           5.00                  -            N\A                -
       AMT LIMITED MATURITY BOND
                            December 31, 2005            5.16              1,367            N\A                1.4%
                                         2004            5.09                697            N\A                0.8%
                                         2003            5.05                  7            N\A                1.0%
                                  May 1, 2003*           5.00                  -            N\A                -
DREYFUS:
       VIF APPRECIATION
                            December 31, 2005            5.42                 18            N\A                4.2%
                                         2004            5.20                  1            N\A                4.0%
                                 May 28, 2004*           5.00                  -            N\A                -
       TECHNOLOGY GROWTH
                            December 31, 2005            5.33                 11            N\A                3.5%
                                         2004            5.15                  2            N\A                3.0%
                                 May 28, 2004*           5.00                  -            N\A                -

*Commenced operations
(1) See Note 1

CLASS A                                                                                Expenses as a
                                                     Unit           Net Assets         % of Average         Total
                                                    Value             (000s)            Net Assets         Return
                                                -------------      -------------      --------------      --------
VANGUARD:
       VF MID CAP INDEX
                            December 31, 2005   $        5.93      $         161            N\A               18.6%
                               April 20, 2005*           5.00                  -            N\A                -
       VF SMALL COMPANY GROWTH
                            December 31, 2005            5.95                 40            N\A               19.0%
                               April 20, 2005*           5.00                  -            N\A                -
       VF TOTAL BOND MARKET INDEX
                            December 31, 2005            5.08                 49            N\A                1.6%
                               April 20, 2005*           5.00                  -            N\A                -
TIMOTHY:
       CONSERVATIVE GROWTH VARIABLE
                            December 31, 2005            5.46                163            N\A                9.2%
                               April 20, 2005*           5.00                  -            N\A                -
       STRATEGIC GROWTH VARIABLE
                            December 31, 2005            5.67              1,207            N\A               13.4%
                               April 20, 2005*           5.00                  -            N\A                -

CLASS B

ONEAMERICA(R) FUNDS:
       VALUE
                            December 31, 2005            8.29             36,278           1.30%               8.4%
                                         2004            7.65             29,253           1.30%              13.5%
                                         2003            6.74             14,162           1.30%              34.8%
                              January 1, 2003*           5.00                  -              -                  -
       MONEY MARKET
                            December 31, 2005            1.00             11,160           1.30%               1.0%
                                         2004            0.99             10,017           1.30%               0.0%
                                         2003            0.99             10,232           1.30%              -1.0%
                              January 1, 2003*           1.00                  -              -                  -
       INVESTMENT GRADE BOND
                            December 31, 2005            5.36             18,460           1.30%               0.8%
                                         2004            5.32             10,232           1.30%               2.7%
                                         2003            5.18              8,625           1.30%               3.6%
                              January 1, 2003*           5.00                  -              -                  -
       ASSET DIRECTOR
                            December 31, 2005            7.36             39,226           1.30%               6.2%
                                         2004            6.93             29,932           1.30%              10.2%
                                         2003            6.29             15,159           1.30%              25.8%
                              January 1, 2003*           5.00                  -              -                  -
FIDELITY:
       VIP HIGH INCOME
                            December 31, 2005            6.89              8,133           1.30%               1.5%
                                         2004            6.79              5,196           1.30%               8.1%
                                         2003            6.28              2,567           1.30%              25.6%
                              January 1, 2003*           5.00                  -              -                  -

*Commenced operations

CLASS B                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
FIDELITY: (continued)
       VIP GROWTH
                            December 31, 2005   $        6.99      $       5,335           1.30%               4.5%
                                         2004            6.69              5,725           1.30%               2.0%
                                         2003            6.56              3,740           1.30%              31.2%
                              January 1, 2003*           5.00                  -             -                 -
       VIP OVERSEAS
                            December 31, 2005            9.33             21,893           1.30%              17.5%
                                         2004            7.94             12,190           1.30%              12.1%
                                         2003            7.08                365           1.30%              41.6%
                              January 1, 2003*           5.00                  -             -                 -
       VIP ASSET MANAGER
                            December 31, 2005            6.23              4,558           1.30%               2.8%
                                         2004            6.06              4,542           1.30%               4.1%
                                         2003            5.82              2,650           1.30%              16.4%
                              January 1, 2003*           5.00                  -             -                 -
       VIP INDEX 500
                            December 31, 2005            7.17             30,049           1.30%               3.5%
                                         2004            6.93             19,075           1.30%               9.3%
                                         2003            6.34              9,011           1.30%              26.8%
                              January 1, 2003*           5.00                  -             -                 -
       VIP EQUITY-INCOME
                            December 31, 2005            7.40             19,469           1.30%               4.5%
                                         2004            7.08             12,850           1.30%              10.1%
                                         2003            6.43              3,086           1.30%              28.6%
                              January 1, 2003*           5.00                  -             -                 -
       VIP CONTRAFUND(R)
                            December 31, 2005            8.34             22,730           1.30%              15.4%
                                         2004            7.23             17,876           1.30%              14.0%
                                         2003            6.34             10,876           1.30%              26.8%
                              January 1, 2003*           5.00                  -             -                 -
       FREEDOM 2030
                            December 31, 2005            5.52                  1           1.30%              10.4%
                                 May 20, 2005*           5.00                  -             -                 -
       FREEDOM 2025
                            December 31, 2005            5.44                 36           1.30%               8.8%
                                 May 20, 2005*           5.00                  -             -                 -
       FREEDOM 2020
                            December 31, 2005            5.40                 59           1.30%               8.0%
                                 May 20, 2005*           5.00                  -             -                 -
       FREEDOM 2015
                            December 31, 2005            5.35                 34           1.30%               7.0%
                                 May 20, 2005*           5.00                  -             -                 -
       FREEDOM 2005
                            December 31, 2005            5.26                 94           1.30%               5.2%
                                 May 20, 2005*           5.00                  -             -                 -

*Commenced operations

CLASS B                                                                                Expenses as a
                                                    Unit            Net Assets         % of Average         Total
                                                    Value             (000s)            Net Assets         Return
                                                -------------      -------------      --------------      --------
FIDELITY: (continued)
       FREEDOM INCOME
                            December 31, 2005   $        5.10      $         388           1.30%               2.0%
                                 May 20, 2005*           5.00                  -             -                 -
AMERICAN CENTURY:
       VP INTERNATIONAL
                            December 31, 2005            7.79             15,525           1.30%              11.8%
                                         2004            6.97              2,056           1.30%              13.3%
                                         2003            6.15                397           1.30%              23.0%
                              January 1, 2003*           5.00                  -             -                 -
       VP INCOME & GROWTH
                            December 31, 2005            7.36             20,687           1.30%               3.4%
                                         2004            7.12             11,854           1.30%              11.6%
                                         2003            6.38              2,654           1.30%              27.6%
                              January 1, 2003*           5.00                  -             -                 -
       VP ULTRA
                            December 31, 2005            5.50                  2           1.30%              10.0%
                               April 20, 2005*           5.00                  -             -                 -
       VP VISTA
                            December 31, 2005            5.72                 16           1.30%              14.4%
                               April 20, 2005*           5.00                  -             -                 -
ALGER:
       AMERICAN GROWTH
                            December 31, 2005            7.68              9,016           1.30%              10.5%
                                         2004            6.95              9,245           1.30%               4.2%
                                         2003            6.67              7,355           1.30%              33.4%
                              January 1, 2003*           5.00                  -             -                 -
       AMERICAN SMALL CAP
                            December 31, 2005            9.33              6,358           1.30%              15.5%
                                         2004            8.08              1,852           1.30%              14.9%
                                         2003            7.03                500           1.30%              40.6%
                              January 1, 2003*           5.00                  -             -                 -
CALVERT:
       SOCIAL MID-CAP GROWTH
                            December 31, 2005            6.95                377           1.30%              -0.9%
                                         2004            7.01                263           1.30%               7.8%
                                         2003            6.50                 43           1.30%              30.0%
                              January 1, 2003*           5.00                  -             -                 -
OLD MUTUAL:
       GROWTH LL
                            December 31, 2005            7.18                336           1.30%              10.0%
                                         2004            6.53                281           1.30%               5.3%
                                         2003            6.20                153           1.30%              24.0%
                              January 1, 2003*           5.00                  -             -                 -

*Commenced operations

CLASS B                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
OLD MUTUAL: (continued)
       TECHNOLOGY & COMMUNICATION
                            December 31, 2005   $        8.18      $         374           1.30%               8.5%
                                         2004            7.54                272           1.30%               5.2%
                                         2003            7.17                104           1.30%              43.4%
                              January 1, 2003*           5.00                  -             -                 -
       MID-CAP VALUE
                            December 31, 2005            7.93              7,106           1.30%               4.5%
                                         2004            7.59                276           1.30%              17.3%
                                         2003            6.47                 11           1.30%              29.4%
                              January 1, 2003*           5.00                  -             -                 -
       SMALL CAP
                            December 31, 2005            7.63                618           1.30%               0.3%
                                         2004            7.61                266           1.30%              14.6%
                                         2003            6.64                 63           1.30%              32.8%
                              January 1, 2003*           5.00                  -             -                 -
T. ROWE PRICE:
       EQUITY INCOME
                            December 31, 2005            7.21             21,899           1.30%               2.6%
                                         2004            7.03             13,241           1.30%              13.6%
                                         2003            6.19              8,341           1.30%              23.8%
                              January 1, 2003*           5.00                  -             -                 -
       LIMITED-TERM BOND
                            December 31, 2005            5.16              5,879           1.30%               0.4%
                                         2004            5.14             10,857           1.30%              -0.2%
                                         2003            5.15              6,019           1.30%               3.0%
                              January 1, 2003*           5.00                  -             -                 -
       MID-CAP GROWTH
                            December 31, 2005            9.04             12,984           1.30%              13.3%
                                         2004            7.98             12,360           1.30%              16.8%
                                         2003            6.83              7,655           1.30%              36.6%
                              January 1, 2003*           5.00                  -             -                 -
       BLUE CHIP GROWTH
                            December 31, 2005            5.64                 98           1.30%              12.8%
                               April 20, 2005*           5.00                  -             -                 -
       WORLDWIDE GROWTH
                            December 31, 2005            6.61              6,684           1.30%               4.4%
                                         2004            6.33              6,472           1.30%               3.4%
                                         2003            6.12              5,270           1.30%              22.4%
                              January 1, 2003*           5.00                  -             -                 -
       FLEXIBLE INCOME
                            December 31, 2005            5.43             18,257           1.30%               0.7%
                                         2004            5.39             13,627           1.30%               2.7%
                                         2003            5.25              7,667           1.30%               5.0%
                              January 1, 2003*           5.00                  -             -                 -

*Commenced operations

CLASS B                                                                               Expenses as a
                                                     Unit           Net Assets        % of Average          Total
                                                    Value             (000s)           Net Assets          Return
                                                -------------      -------------      --------------      --------
PIONEER:
       VCT PORTFOLIO
                            December 31, 2005   $        6.86      $         946           1.30%               4.7%
                                         2004            6.55                915           1.30%               6.3%
                                         2003            6.16                642           1.30%              23.2%
                              January 1, 2003*           5.00                  -              -                  -
       GROWTH OPPORTUNITIES
                            December 31, 2005            8.97              4,862           1.30%               5.3%
                                         2004            8.52              4,489           1.30%              20.9%
                                         2003            7.05              2,928           1.30%              41.0%
                              January 1, 2003*           5.00                  -              -                  -
AIM:
       DYNAMICS
                            December 31, 2005            8.32                300           1.30%               9.3%
                                         2004            7.61                228           1.30%              11.6%
                                         2003            6.82                151           1.30%              36.4%
                              January 1, 2003*           5.00                  -              -                  -
       FINANCIAL SERVICES
                            December 31, 2005            7.17                401           1.30%               4.5%
                                         2004            6.86                285           1.30%               7.2%
                                         2003            6.40                 24           1.30%              28.0%
                              January 1, 2003*           5.00                  -              -                  -
       GLOBAL HEALTH CARE
                            December 31, 2005            7.15                511           1.30%               6.7%
                                         2004            6.70                313           1.30%               6.5%
                                         2003            6.29                 64           1.30%              25.8%
                              January 1, 2003*           5.00                  -              -                  -
       UTLILITIES
                            December 31, 2005            8.16              2,577           1.30%              15.4%
                                         2004            7.07              1,470           1.30%              21.7%
                                         2003            5.81                980           1.30%              16.2%
                              January 1, 2003*           5.00                  -              -                  -
       REAL ESTATE OPPORTUNITY
                            December 31, 2005           10.42              1,322           1.30%              12.8%
                                         2004            9.24                409           1.30%              35.3%
                                         2003            6.83                 99           1.30%              36.6%
                              January 1, 2003*           5.00                  -              -                  -
       HIGH YIELD
                            December 31, 2005            5.46                645           1.30%               1.3%
                                         2004            5.39                426           1.30%               7.8%
                               April 29, 2004*           5.00                377              -                  -
INVESCO:
       HIGH YIELD(1)
                               April 29, 2004            6.27                  -           1.30%              -2.8%
                                         2003            6.45                375           1.30%              29.0%
                              January 1, 2003*           5.00                  -              -                  -

*Commenced operations
(1) See Note 1

CLASS B                                                                                Expenses as a
                                                     Unit           Net Assets         % of Average         Total
                                                    Value             (000s)            Net Assets         Return
                                                -------------      -------------      --------------      --------
NEUBERGER/BERMAN:
       AMT FASCIANO CLASS S
                            December 31, 2005   $        7.01      $         835           1.30%               1.6%
                                         2004            6.90              1,992           1.30%              10.4%
                                         2003            6.25                133           1.30%              25.0%
                                  May 1, 2003*           5.00                  -             -                 -
       AMT REGENCY
                            December 31, 2005            8.72             10,491           1.30%              10.7%
                                         2004            7.88              2,761           1.30%              24.3%
                                         2003            6.34                  -           1.30%              26.8%
                                  May 1, 2003*           5.00                  -             -                 -
       AMT LIMITED MATURITY BOND
                            December 31, 2005            4.99             30,550           1.30%               0.2%
                                         2004            4.98              7,331           1.30%              -0.6%
                                         2003            5.01                 16           1.30%               0.2%
                                  May 1, 2003*           5.00                  -             -                 -
DREYFUS:
       VIF APPRECIATION
                            December 31, 2005            5.30                106           1.30%               2.7%
                                         2004            5.16                 68           1.30%               3.2%
                                 May 28, 2004*           5.00                  -             -                 -
       TECHNOLOGY GROWTH
                            December 31, 2005            5.21                 49           1.30%               2.2%
                                         2004            5.10                  8           1.30%               2.0%
                                 May 28, 2004*           5.00                  -             -                 -
VANGUARD:
       VF MID CAP INDEX
                            December 31, 2005            5.88                315           1.30%              17.6%
                               April 20, 2005*           5.00                  -             -                 -
       VF SMALL COMPANY GROWTH
                            December 31, 2005            5.90                 63           1.30%              18.0%
                               April 20, 2005*           5.00                  -             -                 -
       VF TOTAL BOND MARKET INDEX
                            December 31, 2005            5.03                 56           1.30%               0.6%
                               April 20, 2005*           5.00                  -             -                 -
TIMOTHY:
       CONSERVATIVE GROWTH VARIABLE
                            December 31, 2005            5.42              6,780           1.30%               8.4%
                               April 20, 2005*           5.00                  -             -                 -
       STRATEGIC GROWTH VARIABLE
                            December 31, 2005            5.62                850           1.30%              12.4%
                               April 20, 2005*           5.00                  -             -                 -

*Commenced operations

4. COST OF INVESTMENTS

The cost of investments at December 31, 2005 is:

ONEAMERICA(R) FUNDS:
    Value                                                         $   50,601,885
    Money Market                                                      17,416,358
    Investment Grade Bond                                             31,776,484
    Asset Director                                                    55,931,448

FIDELITY:
    VIP High Income                                                   11,497,645
    VIP Growth                                                        12,732,227
    VIP Overseas                                                      20,413,052
    VIP Asset Manager                                                 11,397,237
    VIP Index 500                                                     42,832,254
    VIP Equity-Income                                                 23,980,736
    VIP Contrafund(R)                                                 27,550,277
    Freedom 2030                                                           1,033
    Freedom 2025                                                          35,588
    Freedom 2020                                                          58,235
    Freedom 2015                                                          41,038
    Freedom 2005                                                          91,472
    Freedom Income                                                       385,043

AMERICAN CENTURY:
    VP International                                                  15,634,333
    VP Income & Growth                                                22,908,909
    VP Ultra                                                              12,697
    VP Vista                                                              31,771

ALGER:
    American Growth                                                   18,734,686
    American Small Cap                                                 8,105,098

CALVERT:
    Social Mid-Cap Growth                                              1,600,525

OLD MUTUAL:
    Growth II                                                          1,948,735
    Technology & Communication                                         2,949,067
    Mid-Cap Value                                                      7,502,304
    Small Cap                                                            731,242

T. ROWE PRICE:
    Equity Income                                                     40,396,878
    Limited-Term Bond                                                 10,473,221
    Mid-Cap Growth                                                    14,952,638
    Blue Chip Growth                                                     166,161

JANUS:
    Worldwide Growth                                                  12,872,280
    Flexible Income                                                   28,376,274

PIONEER:
    VCT Portfolio                                                      2,207,083
    Growth Opportunities                                               8,629,267

AIM:
    Dynamics                                                             977,821
    Financial Services                                                   727,674
    Global Health Care                                                 1,278,559
    Utilities                                                          3,500,639
    Real Estate Opportunity                                            2,463,359
    High Yield                                                         1,263,668

NEUBERGER/BERMAN:
    AMT Fasciano Class S                                                 987,444
    AMT Regency                                                       11,644,874
    AMT Limited Maturity Bond                                         32,566,714

DREYFUS:
    VIF Appreciation                                                     121,387
    Technology Growth                                                     55,799

VANGUARD:
    VF Mid Cap Index                                                     452,041
    VF Small Company Growth                                              100,887
    VF Total Bond Market Index                                           104,516

TIMOTHY:
    Conservative Growth Variable                                       6,738,703
    Strategic Growth Variable                                          1,991,243

5.  MUTUAL FUND SHARES

Mutual fund shares owned at December 31, 2005 are:

ONEAMERICA(R) FUNDS:
    Value                                                              2,324,391
    Money Market                                                      17,416,358
    Investment Grade Bond                                              2,828,334
    Asset Director                                                     3,418,626

FIDELITY:
    VIP High Income                                                    1,761,274
    VIP Growth                                                           418,496
    VIP Overseas                                                       1,195,077
    VIP Asset Manager                                                    823,231
    VIP Index 500                                                        349,559
    VIP Equity-Income                                                  1,051,324
    VIP Contrafund(R)                                                  1,253,733
    Freedom 2030                                                              92
    Freedom 2025                                                           3,270
    Freedom 2020                                                           5,397
    Freedom 2015                                                           3,843
    Freedom 2005                                                           8,819
    Freedom Income                                                        38,082

AMERICAN CENTURY:
    VP International                                                   2,181,133
    VP Income & Growth                                                 3,341,452
    VP Ultra                                                               1,280
    VP Vista                                                               2,280

ALGER:
    American Growth                                                      592,499
    American Small Cap                                                   415,792

CALVERT:
    Mid-Cap Growth                                                        68,120

OLD MUTUAL:
    Growth II                                                            165,572
    Technology & Communication                                         1,156,381
    Mid-Cap Value                                                        449,724
    Small Cap                                                             35,476

T. ROWE PRICE:
    Equity Income                                                      1,794,635
    Limited-Term Bond                                                  2,093,056
    Mid-Cap Growth                                                       787,615
    Blue Chip Growth                                                      18,045

JANUS:
    Worldwide Growth                                                     521,648
    Flexible Income                                                    2,319,658

PIONEER:
    VCT Portfolio                                                        109,399
    Growth Opportunities                                                 371,996

AIM:
    Dynamics                                                              81,524
    Financial Services                                                    52,108
    Global Health Care                                                    70,557
    Utilities                                                            226,005
    Real Estate Opportunity                                              138,783
    High Yield                                                           202,418

NEUBERGER/BERMAN:
    AMT Fasciano Class S                                                  74,648
    AMT Regency                                                          797,996
    AMT Limited Maturity Bond                                          2,525,079

DREYFUS:
    VIF Appreciation                                                       3,354
    Technology Growth                                                      6,702

VANGUARD:
    VF Mid Cap Index                                                      25,936
    VF Small Company Growth                                                5,251
    VF Total Bond Market Index                                             9,371

TIMOTHY:
    Conservative Growth Variable                                         592,449
    Strategic Growth Variable                                            176,704

6. Net Assets

Net Assets at December 31, 2005, are:

                                                         OneAmerica(R)Funds                                    Fidelity
                               -----------------------------------------------------------------    -----------------------------
                                                                   Investment                           VIP             VIP
                                   Value         Money Market      Grade Bond     Asset Director     High Income       Growth
                               -------------   ----------------   -------------   --------------    -------------   -------------
Proceeds from units sold       $ 68,995,941    $ 3,292,349,522    $ 65,340,360    $  74,382,264     $ 23,496,532    $ 37,526,205
Cost of units redeemed          (26,162,526)    (3,275,080,502)    (36,463,731)     (25,556,242)     (13,599,997)    (20,528,773)
Account charges                  (1,357,477)        (1,529,239)       (995,166)      (1,505,237)        (259,210)       (857,996)
Net investment income               842,759          1,676,577       3,495,094        2,220,986        2,208,052       1,090,901
Net realized gain (loss)          2,526,949                  -         389,098        1,882,645         (347,732)     (4,498,110)
Realized gain distributions       5,756,239                  -          10,829        4,507,032                -               -
Unrealized appreciation
  (depreciation)                  6,980,255                  -        (956,125)       5,723,467         (630,582)      1,368,914
                               -------------   ----------------   -------------   --------------    -------------   -------------
                               $ 57,582,140    $    17,416,358    $ 30,820,359    $  61,654,915     $ 10,867,063    $ 14,101,141
                               =============   ================   =============   ==============    =============   =============

                                                                      Fidelity
                               --------------------------------------------------------------------------------
                                    VIP             VIP               VIP             VIP             VIP
                                  Overseas      Asset Manager      Index 500     Equity-Income    Contrafund(R)
                               --------------   -------------    -------------   -------------    -------------
Proceeds from units sold       $ 280,170,289    $ 22,712,323     $ 81,089,811    $ 37,724,153     $ 45,992,146
Cost of units redeemed          (261,808,016)    (11,166,207)     (34,787,675)    (14,868,174)     (17,477,969)
Account charges                     (304,305)       (720,865)      (1,589,546)       (678,852)      (1,164,942)
Net investment income                (19,618)      1,812,971        1,134,683         614,348          347,431
Net realized gain (loss)           2,292,606      (1,245,531)      (3,015,019)        277,253         (152,488)
Realized gain distributions           82,096           4,546                -         912,008            6,099
Unrealized appreciation
  (depreciation)                   4,217,506         984,180        6,761,549       2,817,535       11,347,859
                               --------------   -------------    -------------   -------------    -------------
                               $  24,630,558    $ 12,381,417     $ 49,593,803    $ 26,798,271     $ 38,898,136
                               ==============   =============    =============   =============    =============


                                                                        Fidelity
                               ------------------------------------------------------------------------------------------------
                               Freedom 2030    Freedom 2025    Freedom 2020    Freedom 2015    Freedom 2005       Freedom
                                 Portfolio       Portfolio       Portfolio       Portfolio       Portfolio     Income Portfolio
                               ------------    ------------    ------------    -------------   ------------    ----------------
Proceeds from units sold       $    14,163     $    40,149     $    57,812     $     41,187    $    90,990     $       407,270
Cost of units redeemed             (13,767)         (4,387)              -                -              -             (14,727)
Account charges                         (3)            (64)            (80)             (94)             -              (1,634)
Net investment income                  (27)            114             155              137            (37)             (2,392)
Net realized gain (loss)               667             (14)              5                1              9                 214
Realized gain distributions              -               -               -                -              -                   -
Unrealized appreciation
  (depreciation)                         5             706           1,515              759          3,247               5,361
                               ------------    ------------    ------------    -------------   ------------    ----------------
                               $     1,038      $   36,504      $   59,407     $     41,990    $    94,209     $       394,092
                               ============    ============    ============    =============   ============    ================

Net Assets at December 31, 2005, are:

                                                        American Century                                       Alger
                               -----------------------------------------------------------------    -------------------------------
                                                   VP Income &                                       American        American
                               VP International       Growth        VP Ultra        VP Vista          Growth         Small Cap
                               ----------------   -------------   ------------   --------------   --------------   ----------------
Proceeds from units sold       $    79,007,794    $ 31,603,359    $    12,742    $      31,986    $ 257,916,982    $ 1,678,259,815
Cost of units redeemed             (63,223,429)     (8,866,026)             -             (126)    (232,507,457)    (1,670,282,030)
Account charges                       (174,274)       (408,665)           (43)             (74)      (1,334,669)          (346,378)
Net investment income                   30,567         235,083             (3)             (22)       3,001,163            (62,897)
Net realized gain (loss)                (6,325)        345,158              1                7       (8,341,333)           536,588
Realized gain distributions                  -               -              -                -                -                  -
Unrealized appreciation
  (depreciation)                     2,316,402       2,185,400            598            1,286        4,520,951          1,740,900
                               ----------------   -------------   ------------   --------------   --------------   ----------------
                               $    17,950,735    $ 25,094,309    $    13,295    $      33,057    $  23,255,637    $     9,845,998
                               ================   =============   ============   ==============   ==============   ================

                                   Calvert                                   Old Mutual                             T. Rowe Price
                               ---------------   ---------------------------------------------------------------   ----------------
                                Social Mid-Cap                        Technology &       Mid-Cap                       Equity
                                   Growth           Growth II         Communication       Value        Small Cap       Income
                               ---------------   ----------------   -----------------   ------------   ----------   ---------------
Proceeds from units sold       $    3,948,431    $   405,710,003    $    254,628,975    $ 7,504,307    $ 786,516    $   52,213,114
Cost of units redeemed             (1,937,165)      (402,398,139)       (241,119,859)      (475,094)    (113,132)      (20,401,446)
Account charges                       (98,559)          (163,988)           (325,603)       (34,901)      (4,223)       (1,210,320)
Net investment income                 153,925             36,232           2,872,276        (43,365)      (8,276)        1,670,656
Net realized gain (loss)             (466,107)        (1,235,373)        (13,106,722)        89,220       70,357         5,668,780
Realized gain distributions                 -                  -                   -        462,137            -         2,456,094
Unrealized appreciation
  (depreciation)                      202,645            (16,493)               (293)         3,607          289        (1,291,765)
                               ---------------   ----------------   -----------------   ------------   ----------   ---------------
                               $    1,803,170    $     1,932,242    $      2,948,774    $ 7,505,911    $ 731,531     $  39,105,113
                               ===============   ================   =================   ============   ==========   ===============

                                                T. Rowe Price                                  Janus
                               -----------------------------------------------   ----------------------------------
                                Limited-Term      Mid-Cap          Blue Chip        Worldwide          Flexible
                                    Bond           Growth           Growth           Growth             Income
                               --------------   --------------   -------------   ----------------   ---------------
Proceeds from units sold       $  29,710,389    $  51,990,712    $    167,080    $    70,038,319    $   42,777,922
Cost of units redeemed           (19,661,617)     (38,723,862)              -        (52,916,580)      (17,979,408)
Account charges                     (450,434)        (503,547)           (497)          (794,378)         (754,750)
Net investment income              1,120,277         (319,105)           (251)           937,860         3,383,538
Net realized gain (loss)            (266,953)       1,400,552            (171)        (4,392,941)            8,897
Realized gain distributions           21,559        1,107,888               -                  -           940,075
Unrealized appreciation
  (depreciation)                    (238,172)       5,170,954           7,441          1,713,038        (2,024,939)
                               --------------   --------------   -------------   ----------------   ---------------
                               $  10,235,049    $  20,123,592    $    173,602    $    14,585,318    $   26,351,335
                               ==============   ==============   =============   ================   ===============

Net Assets at December 31, 2005, are:

                                             Pioneer                                                     AIM
                               ---------------------------------   -----------------------------------------------------------
                                                   Growth                         Financial     Global Health
                               VCT Portfolio   Opportunities        Dynamics       Services          Care          Utilities
                               --------------  ---------------  ---------------  -------------  -------------   --------------
Proceeds from units sold       $   5,511,364   $   13,421,186   $  186,687,703   $    902,052   $  1,803,724    $   4,894,864
Cost of units redeemed            (3,043,265)      (6,616,067)    (186,058,310)      (247,072)      (617,426)      (1,810,263)
Account charges                     (127,738)        (319,524)         (57,457)       (21,438)       (42,135)         (65,324)
Net investment income                124,494           47,964           (6,065)        13,385         (7,744)         130,771
Net realized gain (loss)            (257,772)       2,086,003          411,950         80,747        142,140          350,591
Realized gain distributions               -             9,705                -              -              -                -
Unrealized appreciation
  (depreciation)                     150,478          808,295          226,298         68,018        163,635          529,051
                               --------------  ---------------  ---------------  -------------  -------------   --------------
                               $   2,357,561   $    9,437,562   $    1,204,119   $    795,692   $  1,442,194    $   4,029,690
                               ==============  ===============  ===============  =============  =============   ==============

                                            AIM                                   Neuberger/Berman                   Dreyfus
                               ------------------------------   ------------------------------------------------   ------------
                                Real Estate                      AMT Fasciano                      AMT Limited         VIF
                                Opportunity      High Yield        Class S         AMT Regency    Maturity Bond    Appreciation
                               -------------   --------------   --------------   --------------   --------------   ------------
Proceeds from units sold       $  3,918,860    $   5,265,275    $   4,011,953    $  12,675,727    $  34,746,486    $   185,918
Cost of units redeemed           (2,019,751)      (4,343,028)      (3,090,095)      (1,538,694)      (2,693,888)       (65,661)
Account charges                     (54,854)         (28,908)         (24,468)         (84,520)        (190,891)          (732)
Net investment income                67,440          312,014          (33,145)         (86,132)         722,307           (108)
Net realized gain (loss)            449,235           58,315          113,292           46,976          (17,300)         1,970
Realized gain distributions         102,429                -            9,907          631,517                -              -
Unrealized appreciation
  (depreciation)                    459,429          (43,078)          69,594          724,068         (649,706)         2,459
                               -------------   --------------   --------------   --------------   --------------   ------------
                               $  2,922,788    $   1,220,590    $   1,057,038    $  12,368,942    $  31,917,008    $   123,846
                               =============   ==============   ==============   ==============   ==============   ============

                                  Dreyfus                       Vanguard                                 Timothy
                               ------------   --------------------------------------------   ------------------------------
                                                                VF Small                      Conservative      Strategic
                                Technology     VF Mid Cap       Company      VF Total Bond       Growth           Growth
                                  Growth         Index           Growth       Market Index      Variable         Variable
                               ------------   -------------   ------------   -------------   --------------   -------------
Proceeds from units sold       $    59,586    $    456,794    $   107,273    $    112,517    $   7,774,018    $  2,046,042
Cost of units redeemed              (2,988)         (2,835)        (6,167)         (7,206)      (1,007,600)        (81,414)
Account charges                       (305)         (1,139)          (205)           (514)         (24,128)         (7,832)
Net investment income                 (392)         (1,057)           (91)           (318)         (23,200)         (2,235)
Net realized gain (loss)              (102)            278             77              37           12,890           2,238
Realized gain distributions              -               -              -               -            6,723          34,444
Unrealized appreciation
  (depreciation)                     3,990          23,895          2,115             550          204,800          65,599
                               ------------   -------------   ------------   -------------   --------------   -------------
                               $    59,789    $    475,936    $   103,002    $    105,066    $   6,943,503    $  2,056,842
                               ============   =============   ============   =============   ==============   =============

                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are annualized. This information pertains to years 2005, 2004, 2003, 2002, and 2001 or from commencement date. A zero ratio indicates no gross income has been received during the year.

CLASS A
                                  2005             2004             2003             2002              2001
                                 ------           ------           ------           ------            ------
ONEAMERICA(R)FUNDS:
    Value                         1.2%             0.8%             1.0%             1.5%              2.0%
    Money Market                  2.7%             0.7%             0.7%             1.2%              3.6%
    Investment Grade Bond         3.9%             3.6%             4.3%             5.7%              7.4%
    Asset Director                1.8%             1.7%             2.0%             3.4%              4.4%
FIDELITY:
    VIP High Income              14.8%             8.8%             5.2%             9.6%             11.3%
    VIP Growth                    0.5%             0.3%             0.3%             0.3%              0.1%
    VIP Overseas                  0.6%             1.1%             0.6%             0.8%              1.5%
    VIP Asset Manager             2.9%             2.8%             3.5%             3.8%              3.7%
    VIP Index 500                 1.8%             1.3%             1.3%             1.2%              1.0%
    VIP Equity-Income             1.8%             1.5%             1.6%             1.3%              1.2%
    VIP Contrafund(R)             0.3%             2.8%             0.4%             0.7%              0.7%
    Freedom 2025                  0.0%              N\A              N\A              N\A               N\A
    Freedom 2015                  1.4%              N\A              N\A              N\A               N\A
    Freedom Income                0.0%              N\A              N\A              N\A               N\A
AMERICAN CENTURY:
    VP International              1.0%             0.5%             0.6%             0.7%              0.1%
    VP Income & Growth            2.0%             1.4%             1.3%             1.0%              0.8%
    VP Ultra                      0.0%              N\A              N\A              N\A               N\A
    VP Vista                      0.0%              N\A              N\A              N\A               N\A
ALGER:
    American Growth               0.2%             0.0%             0.0%             0.0%              0.2%
    American Small Cap            0.0%             0.0%             0.0%             0.0%              0.0%
CALVERT:
    Social Mid-Cap Growth         0.0%             0.0%             0.0%             0.0%              0.0%
OLD MUTUAL:
    Growth II                     0.0%             0.0%             0.0%             0.0%              0.0%
    Technology & Communication    0.0%             0.0%             0.0%             0.0%              0.0%
    Mid-Cap Value                 0.0%             0.0%             0.0%              N\A               N\A
    Small Cap                     0.0%             0.0%             0.0%              N\A               N\A
T. ROWE PRICE:
    Equity Income                 1.6%             1.6%             1.7%             1.7%              1.5%
    Limited-Term Bond             3.6%             3.2%             3.8%             4.3%              4.2%
    Mid-Cap Growth                0.0%             0.0%             0.0%             0.0%              0.0%
    Blue Chip Growth              0.2%              N\A              N\A              N\A               N\A
JANUS:
    Worldwide Growth              1.4%             1.0%             1.2%             1.0%              0.5%
    Flexible Income               5.4%             5.8%             4.7%             5.3%              6.5%
PIONEER:
    VCT Portfolio                 1.3%             1.1%             1.0%             1.2%              0.8%
    Growth Opportunities          0.0%             0.0%             0.0%             0.0%              0.0%

    The accompanying notes are an integral part of the financial statements.

CLASS A
                                  2005             2004             2003              2002            2001
                                 ------           ------           ------            ------          ------
AIM:
    Dynamics                      0.0%             0.0%             0.0%             0.0%             0.0%
    Financial Services            1.3%             0.7%             0.7%             0.3%             0.6%
    Global Health Care            0.0%             0.0%             0.0%             0.0%             0.0%
    Utilities                     3.1%             2.4%             2.7%             3.1%             0.9%
    Real Estate Opportunity       1.1%             0.9%             3.1%             5.1%             2.1%
    High Yield                    9.2%            16.1%             8.1%             6.3%             0.0%
NEUBERGER/BERMAN:
    AMT Fasciano Class S          0.4%             0.0%             0.1%              N\A              N\A
    AMT Regency                   0.1%             0.0%             0.0%              N\A              N\A
    AMT Limited Maturity Bond     3.2%             7.1%             0.0%              N\A              N\A
DREYFUS:
    VIF Appreciation              0.0%             1.4%              N\A              N\A              N\A
    Technology Growth             0.0%             0.0%              N\A              N\A              N\A
VANGUARD:
    VF Mid Cap Index              0.0%              N\A              N\A              N\A              N\A
    VF Small Company Growth       0.0%              N\A              N\A              N\A              N\A
    VF Total Bond Market Index    0.0%              N\A              N\A              N\A              N\A
TIMOTHY:
    Conservative Growth Variable  0.2%              N\A              N\A              N\A              N\A
    Strategic Growth Variable     0.0%              N\A              N\A              N\A              N\A

    The accompanying notes are an integral part of the financial statements.

                              FINANCIAL HIGHLIGHTS

The following information represents the ratio of gross income (i.e. dividend income) to average net assets expressed as a percent. Ratios for funds commencing during the year are annualized. This information pertains to years 2005, 2004, 2003, 2002, and 2001 or from commencement date. A zero ratio indicates no gross income has been received during the year.

CLASS B
                                  2005             2004             2003              2002            2001
                                 ------           ------           ------            ------          ------
ONEAMERICA(R)FUNDS:
     Value                        1.2%             1.0%             1.4%               N\A             N\A
     Money Market                 2.7%             0.9%             0.5%               N\A             N\A
     Investment Grade Bond        5.5%             3.5%             6.6%               N\A             N\A
     Asset Director               2.0%             2.0%             3.0%               N\A             N\A
FIDELITY:
     VIP High Income             15.3%             6.0%             0.0%               N\A             N\A
     VIP Growth                   0.5%             0.2%             0.0%               N\A             N\A
     VIP Overseas                 0.5%             0.1%             0.0%               N\A             N\A
     VIP Asset Manager            2.6%             2.2%             0.0%               N\A             N\A
     VIP Index 500                1.4%             1.0%             0.0%               N\A             N\A
     VIP Equity-Income            1.4%             0.8%             0.0%               N\A             N\A
     VIP Contrafund(R)            0.3%             0.3%             0.0%               N\A             N\A
     Freedom 2030                 0.1%              N\A              N\A               N\A             N\A
     Freedom 2025                 2.8%              N\A              N\A               N\A             N\A
     Freedom 2020                 2.3%              N\A              N\A               N\A             N\A
     Freedom 2015                 2.6%              N\A              N\A               N\A             N\A
     Freedom 2005                 1.2%              N\A              N\A               N\A             N\A
     Freedom Income               0.0%              N\A              N\A               N\A             N\A
AMERICAN CENTURY:
     VP International             0.4%             0.2%             0.0%               N\A             N\A
     VP Income & Growth           1.7%             0.9%             0.0%               N\A             N\A
     VP Ultra                     0.0%              N\A              N\A               N\A             N\A
     VP Vista                     0.0%              N\A              N\A               N\A             N\A
ALGER:
     American Growth              0.2%             0.0%             0.0%               N\A             N\A
     American Small Cap           0.0%             0.0%             0.0%               N\A             N\A
CALVERT:
     Social Mid-Cap Growth        0.0%             0.0%             0.0%               N\A             N\A
OLD MUTUAL:
     Growth II                    0.0%             0.0%             0.0%               N\A             N\A
     Technology & Communication   0.0%             0.0%             0.0%               N\A             N\A
     Mid-Cap Value                0.0%             0.0%             0.0%               N\A             N\A
     Small Cap                    0.0%             0.0%             0.0%               N\A             N\A
T. ROWE PRICE:
     Equity Income                1.6%             1.7%             1.9%               N\A             N\A
     Limited-Term Bond            3.7%             3.3%             3.0%               N\A             N\A
     Mid-Cap Growth               0.0%             0.0%             0.0%               N\A             N\A
     Blue Chip Growth             0.2%              N\A              N\A               N\A             N\A
JANUS:
     Worldwide Growth             1.4%             1.0%             1.1%               N\A             N\A
     Flexible Income              6.0%             6.7%             6.2%               N\A             N\A
PIONEER:
     VCT Portfolio                1.4%             1.2%             2.0%               N\A             N\A
     Growth Opportunities         0.0%             0.0%             0.0%               N\A             N\A

    The accompanying notes are an integral part of the financial statements.

CLASS B
                                  2005             2004             2003              2002             2001
                                 ------           ------           ------            ------           ------
AIM:
    Dynamics                      0.0%              0.0%            0.0%               N\A              N\A
    Financial Services            1.6%              1.5%            0.6%               N\A              N\A
    Global Health Care            0.0%              0.0%            0.0%               N\A              N\A
    Utilities                     2.8%              2.3%            2.8%               N\A              N\A
    Real Estate                   1.4%              1.4%            3.6%               N\A              N\A
    High Yield                   10.1%             15.9%            6.0%               N\A              N\A
NEUBERGER/BERMAN:
    AMT Fasciano Class S          0.3%              0.0%            0.0%               N\A              N\A
    AMT Regency                   0.1%              0.0%            0.0%               N\A              N\A
    AMT Limited Maturity Bond     3.9%             12.1%            0.0%               N\A              N\A
DREYFUS:
    VIF Appreciation              0.0%             12.9%             N\A               N\A              N\A
    Technology Growth             0.0%              0.0%             N\A               N\A              N\A
VANGUARD:
    VF Mid Cap Index              0.0%               N\A             N\A               N\A              N\A
    VF Small Company Growth       0.0%               N\A             N\A               N\A              N\A
    VF Total Bond Market Index    0.0%               N\A             N\A               N\A              N\A
TIMOTHY:
    Conservative Growth Variable  0.2%               N\A             N\A               N\A              N\A
    Strategic Growth Variable     0.0%               N\A             N\A               N\A              N\A

    The accompanying notes are an integral part of the financial statements.

FINANCIAL STATEMENTS OF THE DEPOSITOR

The consolidated financial statements of OneAmerica Financial Partners, Inc. as of December 31, 2005 and 2004, are included in this Statement of Additional Information. The financial statements of OneAmerica Financial Partners, Inc. should be distinguished from financial statements of AUL or its Separate Account and should be considered only as bearing upon AUL's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2005 and 2004, and the results of their operations and their cash flow for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
March 17, 2006

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                         2005 (in millions) 2004
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
ASSETS
Investments:
     Fixed maturities - available for sale, at fair value:
      (amortized cost: 2005 - $6,827.4; 2004 - $5,119.6)        $  6,960.4        $ 5,397.0
     Equity securities at fair value:
      (cost: 2005 - $32.6; 2004 - $33.2)                              42.1             41.4
     Mortgage loans                                                1,338.0          1,308.7
     Real estate, net                                                 36.2             37.5
     Policy loans                                                    176.7            166.6
     Short-term and other invested assets                             22.8             23.2
     Cash and cash equivalents                                       195.2            148.2
--------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS                                       $  8,771.4        $ 7,122.6
============================================================================================

Accrued investment income                                             96.9             75.2
Reinsurance receivables                                            1,846.4          1,675.6
Deferred acquisition costs                                           583.6            509.3
Value of business acquired                                           118.5              4.4
Property and equipment, net                                           67.8             71.3
Insurance premiums in course of collection                            31.2             33.5
Other assets                                                          91.9             76.3
Assets held in separate accounts                                   5,999.0          5,459.8
--------------------------------------------------------------------------------------------
        TOTAL ASSETS                                            $ 17,606.7        $15,028.0
============================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
     Policy reserves                                             $ 9,228.0       $  7,151.2
     Other policyholder funds                                        223.0            225.3
     Pending policyholder claims                                     283.0            297.4
     Surplus notes and notes payable                                 275.0            275.0
     Other liabilities and accrued expenses                          318.4            343.7
     Deferred gain on indemnity reinsurance                           85.5             93.3
     Liabilities related to separate accounts                      5,999.0          5,459.8
--------------------------------------------------------------------------------------------
        TOTAL LIABILITIES                                         16,411.9         13,845.7
============================================================================================

Shareholder's equity
     Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                    -               -
     Retained earnings                                             1,127.0         1,064.9
     Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax               68.2           127.4
      Minimum pension liability, net of tax                           (0.4)          (10.0)
--------------------------------------------------------------------------------------------
        TOTAL SHAREHOLDER'S EQUITY                                 1,194.8         1,182.3
============================================================================================
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY               $17,606.7       $15,028.0
============================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

Year ended December 31                                              2005 (in millions) 2004
--------------------------------------------------------------------------------------------
REVENUES:
     Insurance premiums and other considerations                 $  445.6          $  414.0
     Policy and contract charges                                    142.0             130.5
     Net investment income                                          451.9             427.5
     Realized investment gains (losses)                              (3.5)              3.7
     Other income                                                    28.2              29.1
--------------------------------------------------------------------------------------------
        TOTAL REVENUES                                            1,064.2           1,004.8
============================================================================================
BENEFITS AND EXPENSES:
     Policy benefits                                                406.3             368.8
     Interest expense on annuities and financial products           188.6             183.1
     General operating expenses                                     189.2             192.9
     Commissions                                                     66.1              58.8
     Amortization                                                    79.9              78.7
     Dividends to policyholders                                      27.1              28.2
     Interest expense on surplus notes and notes payable             19.8              19.8
--------------------------------------------------------------------------------------------
        TOTAL BENEFITS AND EXPENSES                                 977.0             930.3
============================================================================================
Income before income tax expense                                     87.2              74.5
Income tax expense                                                   25.1              18.2
--------------------------------------------------------------------------------------------
        NET INCOME                                               $   62.1          $   56.3
============================================================================================

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
AND COMPREHENSIVE INCOME

                                                                          Accumulated other
                                                                      comprehensive income (loss)
                                                                     -----------------------------
                                                                      Unrealized         Minimum
                                                                      appreciation       pension
                                            Common      Retained     of securities,     liability,
(in millions)                                stock      earnings      net of tax        net of tax         Total
-------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2003                 $    -     $ 1,008.6     $     152.5        $      -        $  1,161.1
-------------------------------------------------------------------------------------------------------------------
Comprehensive income:
     Net income                                  -          56.3               -               -              56.3
     Other comprehensive income (loss)           -             -           (25.1)          (10.0)            (35.1)
-------------------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                                    21.2
===================================================================================================================
BALANCES, DECEMBER 31, 2004                      -       1,064.9           127.4           (10.0)          1,182.3
Comprehensive income:
     Net income                                  -          62.1               -               -              62.1
     Other comprehensive income (loss)           -             -           (59.2)            9.6             (49.6)
-------------------------------------------------------------------------------------------------------------------
Total comprehensive income                                                                                    12.5
===================================================================================================================
BALANCES, DECEMBER 31, 2005                 $    -     $ 1,127.0     $      68.2         $  (0.4)       $  1,194.8
===================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

Year ended December 31                                              2005 (in millions) 2004
--------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
--------------------------------------------------------------------------------------------
Net income                                                    $    62.1           $    56.3

Adjustments to reconcile net income to net cash:
     Amortization                                                  79.9                78.7
     Depreciation                                                  14.8                14.6
     Deferred taxes                                                 9.6                (1.6)
     Realized investment (gains) losses                             3.5                (3.7)
     Policy acquisition costs capitalized                         (99.2)             (100.0)
     Interest credited to deposit liabilities                     187.5               181.4
     Fees charged to deposit liabilities                          (55.8)              (49.8)
     Amortization and accrual of investment income                 (5.1)               (2.6)
     Increase in insurance liabilities                            121.6                92.8
     Increase in other assets                                    (143.1)              (66.4)
     Increase in other liabilities                                 14.4                 8.6
--------------------------------------------------------------------------------------------
Net cash provided by operating activities                         190.2               208.3
============================================================================================

CASH FLOWS FROM INVESTING ACTIVITIES:
    Purchases:
     Fixed maturities, available-for-sale                      (1,528.8)             (840.0)
     Equity securities                                             (3.0)               (4.5)
     Mortgage loans                                              (168.4)             (124.7)
     Real estate                                                   (5.2)               (3.2)
     Short-term and other invested assets                          (4.7)               (1.5)
    Proceeds from sales, calls or maturities:
     Fixed maturities, available-for-sale                       1,107.7               595.1
     Equity securities                                              3.6                 7.3
     Mortgage loans                                               139.2               139.3
     Real estate                                                    0.5                 1.4
     Short-term and other invested assets                           0.8                 1.0
    Transfer from indemnity reinsurance transaction               363.7                 -
--------------------------------------------------------------------------------------------
Net cash used by investing activities                             (94.6)             (229.8)
============================================================================================

CASH FLOWS FROM FINANCING ACTIVITIES:
     Deposits to insurance liabilities                          1,652.0             1,530.4
     Withdrawals from insurance liabilities                    (1,699.2)           (1,524.1)
     Other                                                         (1.4)                2.4
--------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                  (48.6)                8.7
============================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS               47.0               (12.8)
============================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                       148.2               161.0
============================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                         $   195.2           $   148.2
============================================================================================
NON-CASH TRANSACTIONS DURING THE YEAR
    Fixed maturities, available-for-sale, acquired
     related to the indemnity reinsurance transaction         $ 1,287.4           $       -
    Transfer of reserves, net related to the indemnity
     reinsurance transaction                                    1,651.1                   -
============================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS:

OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica; and its subsidiaries, American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, CNL Financial Corporation (CNL), Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML. Refer to Note 16-Subsequent Events for 2006 organizational changes regarding CNL.

The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k)and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, and personal producing general agents.

    o Group Operations offers traditional and voluntary group life and disability, medical stop-loss, credit life and disability and group universal life products primarily to employer groups and through financial institutions. These products are distributed through brokers, agents and marketing alliances, financial institutions, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, PML and the insurance subsidiaries of CNL file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment real estate is net of accumulated depreciation of $45.1 million and $43.1 million at December 31, 2005 and 2004, respectively. Depreciation expense for investment real estate amounted to $2.4 million for each of 2005 and 2004. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest as follows:

    o For participating whole life insurance products, over the lesser of 30 years or the lifetime of the policy in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life-type policies and investment contracts, over the lesser of the lifetime of the policy or 30 years for life policies or 20 years for other policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    o For term life insurance products, over the lesser of the benefit period or 30 years for term life in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    o For miscellaneous group life and individual and group health policies, straight line over the expected life of the policy.

    o For credit insurance policies, the deferred acquisition cost balance is primarily equal to the unearned premium reserve multiplied by the ratio of deferrable commissions to premiums written.

Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income.

ASSETS HELD IN SEPARATE ACCOUNTS

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

PROPERTY AND EQUIPMENT

Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $97.8 million and $93.1 million as of December 31, 2005 and 2004, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2005 and 2004 was $12.4 million and $12.2 million, respectively.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED)

insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group and credit products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $24.2 million and $31.5 million at December 31, 2005 and 2004, respectively. The associated reserves for these guarantees were $2.0 million and $1.2 million as of December 31, 2005 and 2004, respectively.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $6.2 million and $4.6 million for 2005 and 2004, respectively. Amounts amortized totaled $1.0 million and $0.6 million for 2005 and 2004, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled approximately $14.2 million and $9.0 million at December 31, 2005 and 2004, respectively.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

COMPREHENSIVE INCOME

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in the minimum pension liability.

RECLASSIFICATION

Certain 2004 balances have been reclassified to conform to the 2005 presentation.

DERIVATIVES

The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value.

GOODWILL AND OTHER INTANGIBLE ASSETS

SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2005 and 2004 and determined that a $1.0 million impairment was required in 2005 on its goodwill related to the Credit Insurance operations.

The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $20.5 million and $21.5 million at December 31, 2005 and 2004, respectively.

The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES: (CONTINUED)

NEW ACCOUNTING PRONOUNCEMENTS

The FASB issued Statement of Financial Accounting Standards No. 153, "Exchanges of Nonmonetary Assets, an amendment of APB Opinion No.29" (SFAS 153) in
December 2004. SFAS 153 amends prior guidance regarding nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements.

The FASB issued FAS 154, "Accounting Changes and Error Corrections" (FAS 154) in May 2005 and is effective for 2006. FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. The Company's adoption of FAS 154 is not expected to have a material effect on the Company's consolidated financial statements.

In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The Company's adoption of SOP 05-1 is not expected to have a material effect on the Company's consolidated financial statements.

In 2004, the Company adopted SOP 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. It also provides guidance on accounting for guaranteed minimum death benefits, guaranteed annuitization benefits and for determining the classification of reinsurance contracts as either primarily investment or insurance at inception. In addition, SOP 03-01 provides further guidance on the deferral of sales inducements. The Company's adoption of SOP 03-01 did not have a material effect on the Company's financial statements.

The FASB issued FASB Staff Position (FSP) FAS 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003" (FSP FAS 106-2) in May 2004. FSP FAS 106-2 provides guidance on accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Modernization Act"). Adoption of FSP FAS 106-2 did not have a material impact on the Company's consolidated financial statements.

In November 2005, the FASB issued FASB Staff Position (FSP) FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP FAS 115-1). FSP FAS 115-1 provides additional guidance for determining whether an impairment is other-than-temporary. FSP FAS 115-1 also includes guidance for accounting for an investment subsequent to an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The guidance did not significantly change our procedures for evaluating impairments, although additional disclosures have been added to the notes to the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS:

In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. The following table represents an allocation of the assets acquired and liabilities assumed:

--------------------------------------------------------------------------------
Total invested assets                                                 $ 1,659.0
Accrued investment income                                                  16.8
Reinsurance receivable                                                     58.9
Value of business acquired                                                117.1
Insurance premiums in course of collection                                  0.4
--------------------------------------------------------------------------------
     Total assets acquired                                            $ 1,852.2
================================================================================
Policy reserves                                                       $ 1,834.1
Other policyholder funds                                                   10.2
Pending policyholder claims                                                 4.1
Other liabilities and accrued expenses                                      3.8
--------------------------------------------------------------------------------
     Total liabilities assumed                                        $ 1,852.2
================================================================================

In December 2004, State Life converted to a stock insurance company and reorganized as a wholly owned subsidiary of OneAmerica. The policyholders of State Life became members of AUMIHC upon completion of the reorganization, while their contract rights remain with State Life. The original affiliation between AUL and State Life began in 1994 when the two companies entered into a Strategic Alliance.

On July 1, 2002, Employers Reinsurance Corporation ("ERC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERC. The transaction included a transfer of reserves to ERC of approximately $574.5 million and ERC paid a ceding commission to the Company of approximately $174.3 million, net of certain assets sold. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,142.2 million at December 31, 2005.

As a result of the ERC transaction, a deferred gain of approximately $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized approximately $7.8 million and $5.4 million of deferred gain amortization in 2005 and 2004, respectively, which is included in other income.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS:

The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                                     DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     GROSS UNREALIZED
                                                          AMORTIZED             ---------------------------             FAIR
                                                            COST                 GAINS              LOSSES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       (IN MILLIONS)
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and foreign governments          $   217.1           $     6.8           $     2.9          $    221.0
Corporate securities                                        4,886.2               170.0                45.1             5,011.1
Mortgage-backed securities                                  1,724.1                21.0                16.8             1,728.3
--------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                    6,827.4               197.8                64.8             6,960.4
Equity securities                                              32.6                 9.5                   -                42.1
--------------------------------------------------------------------------------------------------------------------------------
  Total                                                   $ 6,860.0           $   207.3           $    64.8          $  7,002.5
--------------------------------------------------------------------------------------------------------------------------------

                                                                                    December 31, 2005
--------------------------------------------------------------------------------------------------------------------------------
                                                                                     Gross Unrealized
                                                          Amortized             ---------------------------              Fair
                                                            Cost                 Gains              Losses               Value
--------------------------------------------------------------------------------------------------------------------------------
                                                                                       (in millions)
Available-for-sale:
Obligations of U.S. government, states,
  political subdivisions and foreign governments           $   169.5           $    8.6           $     0.7         $     177.4
Corporate securities                                         3,637.6              250.1                13.1             3,874.6
Mortgage-backed securities                                   1,312.5               38.5                 6.0             1,345.0
--------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                     5,119.6              297.2                19.8             5,397.0
Equity securities                                               33.2                8.3                 0.1                41.4
--------------------------------------------------------------------------------------------------------------------------------
  Total                                                    $ 5,152.8           $  305.5           $    19.9         $   5,438.4
--------------------------------------------------------------------------------------------------------------------------------

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS: (CONTINUED)

The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2005:

                                             LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                             FAIR        UNREALIZED         FAIR        UNREALIZED          FAIR       UNREALIZED
DESCRIPTION OF SECURITIES                    VALUE         LOSSES           VALUE         LOSSES            VALUE        LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              (IN MILLIONS)
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                       $   47.9        $   1.0         $  60.6       $    1.9          $  108.5    $     2.9
Corporate securities                         1,153.2           22.8           551.7           22.3           1,704.9         45.1
Mortgage-backed securities                     550.1            7.8           285.1            9.0             835.2         16.8
-----------------------------------------------------------------------------------------------------------------------------------
                                            $1,751.2        $  31.6         $ 897.4       $   33.2          $2,648.6    $    64.8
-----------------------------------------------------------------------------------------------------------------------------------

Gross Unrealized Loss Positions for Fixed Maturities as of December 31, 2004:

                                             Less Than 12 Months              12 Months or More                   Total
-----------------------------------------------------------------------------------------------------------------------------------
                                             Fair        Unrealized         Fair        Unrealized          Fair       Unrealized
Description of Securities                    Value         Losses           Value         Losses            Value        Losses
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              (in millions)
Obligations of U.S. government, states,
  political subdivisions and
  foreign governments                       $   50.8        $   0.6         $   6.2       $    0.1          $   57.0    $     0.7
Corporate securities                           513.3            7.6           157.0            5.5             670.3         13.1
Mortgage-backed securities                     203.9            2.1           138.2            3.9             342.1          6.0
-----------------------------------------------------------------------------------------------------------------------------------
                                            $  768.0        $  10.3         $ 301.4       $    9.5          $1,069.4    $    19.8
-----------------------------------------------------------------------------------------------------------------------------------

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENTS: (CONTINUED)

OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

CORPORATE SECURITIES. The $45.1 million of gross unrealized losses is comprised of $42.9 million related to investment grade securities and $2.2 million related to below investment grade securities. Approximately $.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $22.3 million of gross unrealized losses of 12 months or more were concentrated in the healthcare, airlines and manufacturing sectors and there were no individual issuers with gross unrealized losses greater than $.8 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

Gross Unrealized Loss Positions for Marketable Equity Securities:

                                             LESS THAN 12 MONTHS              12 MONTHS OR MORE                   TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                             FAIR        UNREALIZED         FAIR        UNREALIZED          FAIR       UNREALIZED
YEAR ENDED                                   VALUE         LOSSES           VALUE         LOSSES            VALUE        LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              (IN MILLIONS)
December 31, 2005                           $    0.5        $    -          $    0.4      $     -           $   0.9     $     -
December 31, 2004                           $    0.8        $  0.1          $    0.1      $     -           $   0.9     $   0.1
-----------------------------------------------------------------------------------------------------------------------------------

MARKETABLE EQUITY SECURITIES. As of December 31, 2005, gross unrealized losses on equity securities were less than $.1 million. Based on a review of the above information in conjunction with other factors outlined in the Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

The amortized cost and fair value of fixed maturity securities at December 31, 2005, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------------
                                                                AVAILABLE-FOR-SALE
-------------------------------------------------------------------------------------
                                                               AMORTIZED       FAIR
(in millions)                                                    COST         VALUE
-------------------------------------------------------------------------------------
Due in one year or less                                         $  215.3    $   216.0
Due after one year through five years                            1,263.5      1,285.3
Due after five years through 10 years                            2,437.6      2,475.0
Due after 10 years                                               1,186.9      1,255.8
-------------------------------------------------------------------------------------
                                                                 5,103.3      5,232.1
Mortgage-backed securities                                       1,724.1      1,728.3
-------------------------------------------------------------------------------------
                                                                $6,827.4     $6,960.4
-------------------------------------------------------------------------------------

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENTS: (CONTINUED)

Net investment income consisted of the following:

Years ended December 31                                  2005   (in millions)   2004
--------------------------------------------------------------------------------------
Fixed maturity securities                              $  334.5               $ 312.7
Equity securities                                           1.1                   1.0
Mortgage loans                                             97.7                 102.5
Real estate                                                15.8                  15.6
Policy loans                                               10.4                   9.7
Other                                                      15.1                   8.0
--------------------------------------------------------------------------------------
Gross investment income                                   474.6                 449.5
Investment expenses                                        22.7                  22.0
--------------------------------------------------------------------------------------
Net investment income                                  $  451.9               $ 427.5
--------------------------------------------------------------------------------------

Proceeds from the sales of investments in fixed maturities during 2005 and 2004 were approximately $598.1 million and $166.3 million, respectively. Gross gains of $0.9 million and $6.1 million, and gross losses of $4.9 million and $1.0 million were realized in 2005 and 2004, respectively. The change in unrealized appreciation of fixed maturities amounted to approximately ($144.4) million and ($51.5) million in 2005 and 2004, respectively.

The Company has reported approximately $2.9 million in realized losses related to a decline in fair value that is deemed to be an other-than-temporary decline below amortized cost of $4.4 million of investments in fixed maturities and mortgages in 2004. There were no other-than-temporary realized losses in 2005. The Company does not continue to accrue income on non-income producing investments.

Realized investment gains (losses) consisted of the following:

Years ended December 31                                  2005   (in millions)   2004
--------------------------------------------------------------------------------------
Fixed maturity securities                              $   (4.0)              $   5.1
Equity securities                                           0.5                   1.3
Other securities                                              -                   0.2
Other-than-temporary impairment                               -                  (2.9)
--------------------------------------------------------------------------------------
Realized investment gains (losses)                     $   (3.5)              $   3.7
--------------------------------------------------------------------------------------

The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2005, the largest geographic concentrations of commercial mortgage loans were in California, Florida and Texas, where approximately 25 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

The Company had outstanding mortgage loan commitments of approximately $90.8 million and $81.8 million at December 31, 2005 and 2004, respectively.

There were two fixed maturity investments that were non-income-producing at December 31, 2005, with a total book value of $10 thousand. At December 31, 2004, the Company had three investments that were non-income-producing with a total book value of $1.3 million.

5. OTHER COMPREHENSIVE INCOME:

Accumulated other comprehensive income consisted of the following:

At December 31                                           2005    (in millions)  2004
--------------------------------------------------------------------------------------
Unrealized appreciation:
     Fixed maturity securities                         $   133.0              $277.4
     Equity securities                                       9.5                 8.2
Valuation adjustment                                       (36.5)              (88.5)
Deferred taxes                                             (37.8)              (69.7)
--------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax                   68.2               127.4
Minimum pension liability, net of tax                       (0.4)              (10.0)
--------------------------------------------------------------------------------------
Accumulated other comprehensive income                 $    67.8              $117.4
--------------------------------------------------------------------------------------

ONEAMERICA FINANCIAL PARTNERS, INC.

5. OTHER COMPREHENSIVE INCOME: (CONTINUED)

The components of comprehensive income, other than net income, are illustrated below:

Years ended December 31                                  2005    (in millions)  2004
--------------------------------------------------------------------------------------

Other comprehensive income, net of tax:
Minimum pension liability adjustment,
    net of tax - 2005, ($5.2); 2004, $5.4               $   9.6               $(10.0)
Unrealized appreciation on securities,
    net of tax - 2005, $31.9; 2004, $12.9                 (61.7)               (21.5)
Reclassification adjustment for gains (losses)
    included in net income, net of tax - 2005,
    ($1.3); 2004, $1.9                                      2.5                 (3.6)
--------------------------------------------------------------------------------------
    Other comprehensive income, net of tax              $ (49.6)              $(35.1)
--------------------------------------------------------------------------------------

6. DEFERRED POLICY ACQUISITION COSTS:

The balances of and changes in deferred policy acquisition costs are as follows:

Years ended December 31                                  2005    (in millions)  2004
--------------------------------------------------------------------------------------
Balance, beginning of year                             $ 509.3                $ 472.1
Capitalization of deferred acquisition costs              99.2                  100.0
Amortization of deferred acquisition costs               (76.9)                 (73.9)
Change in valuation adjustment                            52.0                   11.1
--------------------------------------------------------------------------------------
Balance, end of year                                   $ 583.6                $ 509.3
--------------------------------------------------------------------------------------

7. VALUATION OF BUSINESS ACQUIRED:

The balance of and changes in VOBA are as follows:

Years ended December 31                                  2005    (in millions)  2004
--------------------------------------------------------------------------------------
Balance, beginning of year                             $   4.4                $   9.1
Acquisitions                                             117.1                      -
Amortization(1)                                           (4.2)                  (4.7)
Interest(2)                                                1.2                      -
--------------------------------------------------------------------------------------
Balance, end of year                                   $ 118.5                $   4.4
--------------------------------------------------------------------------------------

(1) The average expected life of VOBA varies by product, and is 28 years for the overall block of acquired business.
(2) The interest accrual rate varies by product, and is 4% for the overall block of acquired business.

The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                 VOBA
(in millions)                                                AMORTIZATION
---------------------------------------------------------------------------
2006                                                           $     8.9
2007                                                                 8.0
2008                                                                 7.7
2009                                                                 7.2
2010                                                                 6.7
2011 and thereafter                                                 80.0
--------------------------------------------------------------------------
Total                                                          $   118.5
--------------------------------------------------------------------------

ONEAMERICA FINANCIAL PARTNERS, INC.

8. INSURANCE LIABILITIES:

Insurance liabilities consisted of the following:

                                                                                                               (in millions)
----------------------------------------------------------------------------------------------------------------------------------
                                           WITHDRAWAL      MORTALITY OR MORBIDITY      INTEREST RATE             DECEMBER 31,
                                           ASSUMPTION           ASSUMPTION              ASSUMPTION            2005         2004
----------------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
   Participating whole life contracts  COMPANY EXPERIENCE    COMPANY EXPERIENCE        2.5% TO 6.0%         $  899.6     $  861.5
   Universal life-type contracts       N/A                   N/A                       N/A                   1,607.6        571.1
   Other individual life contracts     COMPANY EXPERIENCE    COMPANY EXPERIENCE        2.5% TO 6.0%            760.8        676.6
   Accident and health                 N/A                   COMPANY EXPERIENCE        N/A                     584.7        501.5
   Annuity products                    N/A                   N/A                       N/A                   4,860.1      4,039.7
   Group life and health               N/A                   N/A                       N/A                     515.2        500.7
Other policyholder funds               N/A                   N/A                       N/A                     223.0        225.4
Pending policyholder claims            N/A                   N/A                       N/A                     283.0        297.4
----------------------------------------------------------------------------------------------------------------------------------
   Total insurance liabilities                                                                              $9,734.0     $7,673.9
----------------------------------------------------------------------------------------------------------------------------------

Participating life insurance policies, for which dividends are expected to be paid, represent approximately 23.9 percent and 30.5 percent of the total individual life insurance in force at both December 31, 2005 and 2004, respectively. Participating policies represented 44.6 percent and 50.7 percent of statutory life net premium income for 2005 and 2004, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

During 2004, the Company performed an extensive evaluation of the group long-term disability claim reserves. This evaluation resulted in refinements to the previous assumptions based upon Company and industry experience. These revised assumptions resulted in a $6.1 million reduction to group disability reserves in 2004.

9. BENEFIT PLANS:

The Company has a funded noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan.

The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contribution for pre-65 retirees will be frozen at the 2005 contribution level. For post-65 retirees the Company's dollar amount of contribution was capped at the 2000 amount. The dental and life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2005 and 2004. Claims incurred for benefits are funded by Company contributions.

The Company uses a December 31 measurement date for the defined benefit plan and a September 30 measurement date for the other postretirement benefit plans.

Obligations and Funded Status:

                                      PENSION BENEFITS                      OTHER BENEFITS
------------------------------------------------------------------------------------------------
(in millions)                     2005              2004              2005               2004
------------------------------------------------------------------------------------------------
Employer contributions           $ 15.0            $  7.1            $  1.4             $  1.0
Employee contributions                -                 -               1.1                1.1
Benefit payments                    1.8               1.0               2.6                1.0
Funded status (deficit)           (15.3)            (16.6)            (40.6)             (37.0)
------------------------------------------------------------------------------------------------

Amounts recognized in the statement of financial position consist of:

                                      PENSION BENEFITS                      OTHER BENEFITS
------------------------------------------------------------------------------------------------
(in millions)                    2005               2004              2005               2004
------------------------------------------------------------------------------------------------
Prepaid benefit cost             $22.7             $ 14.1            $    -             $    -
Accrued benefit cost                 -              (14.2)            (38.5)             (34.9)
Intangible assets                    -                  -               4.8                5.3
Accumulated other
  comprehensive income               -               14.2               0.7                1.1
------------------------------------------------------------------------------------------------
Net amount recognized            $22.7             $ 14.1            $(33.0)            $(28.5)
------------------------------------------------------------------------------------------------

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

 9. BENEFIT PLANS: (CONTINUED)

Pension Benefits:

December 31:                                                                                   2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                                    $109.7           $91.8
Accumulated benefit obligation                                                                    91.0            75.3
Fair value of plan assets                                                                         94.4            75.2
---------------------------------------------------------------------------------------------------------------------------

Additional Information:

                                                                      PENSION BENEFITS                 OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------------------
(in millions)                                                        2005           2004              2005          2004
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in minimum liability
   included in other comprehensive income, net of tax               $(9.3)          $9.3              $(0.3)        $0.7
---------------------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                             6.4            6.3                5.7          6.4
---------------------------------------------------------------------------------------------------------------------------

Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                      PENSION BENEFITS                 OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------------------
                                                                     2005           2004              2005          2004
---------------------------------------------------------------------------------------------------------------------------
Discount rate                                                       5.75%           6.15%             5.50%         5.80%
Rate of compensation increase                                       4.00%           4.00%             4.00%         4.00%
---------------------------------------------------------------------------------------------------------------------------

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                      PENSION BENEFITS                 OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------------------
                                                                     2005           2004              2005          2004
---------------------------------------------------------------------------------------------------------------------------
Discount rate                                                       6.15%           6.50%             5.80%         6.25%
Expected long-term return on plan assets                            8.75%           8.75%                -             -
Rate of compensation increase                                       4.00%           4.00%             4.00%         4.00%
---------------------------------------------------------------------------------------------------------------------------

The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

Assumed health care trend rates at December 31:

                                                                                                      2005         2004
---------------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                         12.50%        12.50%
Rate to which the cost trend rate is assumed to decline                                               5.00%         5.00%
Year that the rate reaches the ultimate trend rate                                                    2015          2015
---------------------------------------------------------------------------------------------------------------------------

PLAN ASSETS

The pension plan weighted-average asset allocations, by asset category, are 77 and 75 percent equity securities and 23 and 25 percent debt securities at December 31, 2005 and 2004, respectively.

The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

CONTRIBUTIONS

The Company expects to contribute $6.9 million to its pension plan and $2.3 million to its other postretirement benefit plans in 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

  9. BENEFIT PLANS: (CONTINUED)

ESTIMATED FUTURE BENEFIT PAYMENTS

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                      PENSION BENEFITS                 OTHER BENEFITS
---------------------------------------------------------------------------------------------------------------------------
(in millions)
---------------------------------------------------------------------------------------------------------------------------
2006                                                                     $ 1.4                              $ 2.3
2007                                                                       1.8                                2.3
2008                                                                       2.2                                2.3
2009                                                                       2.6                                2.4
2010                                                                       3.1                                2.5
Years 2011-2015                                                           25.7                               15.1
---------------------------------------------------------------------------------------------------------------------------

DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

The Company sponsors a defined contribution savings plan for employees. Prior to 2005, quarterly contributions were made based on the Company's financial results. Beginning January 1, 2005, the Company provides a match of 50% of employee contributions up to 7.0% of eligible earnings. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan during 2005 and 2004 were $2.6 million and $2.3 million, respectively.

The Company has a defined contribution pension plan and a 401(k)plan covering substantially all agents, except general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan. An additional contribution of
3.0 percent of defined commissions is made to a 401(k)plan. Company contributions expensed for these plans for 2005 and 2004 were $1.1 million and $0.9 million, respectively.

The Company has entered into deferred compensation agreements with directors, certain employees, agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.9 million and $3.4 million for 2005 and 2004, respectively.

10. FEDERAL INCOME TAXES:

A reconciliation of the income tax attributable to continuing operations computed at U.S. federal statutory tax rates to the income tax expense included in the statement of operations follows:

Years ended December 31                                                                        2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate                                                       $30.5            $26.1
   Tax-exempt income                                                                             (0.2)            (0.3)
   Dividends received deduction                                                                  (4.7)            (5.9)
   Other                                                                                         (0.5)            (1.7)
---------------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                                           $25.1            $18.2
---------------------------------------------------------------------------------------------------------------------------

The components of the provision for income taxes on earnings included current tax expense of $15.5 million and $19.8 million for the years ended December 31, 2005 and 2004, respectively, and deferred tax expense (benefit) of $9.6 million and ($1.6) million for the years ended December 31, 2005 and 2004, respectively.

The components of the net deferred income tax liabilities are as follows:

Deferred income tax assets (liabilities) as of December 31:                                      2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
Deferred policy acquisition costs                                                               $(211.9)         $(185.2)
Investments                                                                                        (4.7)            (4.4)
Insurance liabilities                                                                             129.2            112.4
Deferred gain on indemnity reinsurance                                                             22.8             24.9
Minimum pension liability                                                                           0.2              5.4
Unrealized appreciation of securities                                                             (37.8)           (69.7)
Other                                                                                               5.7              3.0
---------------------------------------------------------------------------------------------------------------------------
   Net deferred income tax liabilities                                                          $ (96.5)         $(113.6)
---------------------------------------------------------------------------------------------------------------------------

Net deferred tax liabilities are included in "other liabilities and accrued expenses" on the consolidated balance sheet. Federal income taxes paid (recovered) were $10.2 million and ($.1) million in 2005 and 2004, respectively. Current tax recoverables (payables) were ($2.5) million and $3.2 million at December 31, 2005 and 2004, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. REINSURANCE:

The Company is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage.

Certain statistical data with respect to reinsurance follows:

Years ended December 31                                                                          2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
Direct premiums                                                                                 $ 567.9          $ 546.8
Reinsurance assumed                                                                               480.3            490.0
Reinsurance ceded                                                                                (602.6)          (622.8)
---------------------------------------------------------------------------------------------------------------------------
   Net premiums                                                                                   445.6            414.0
---------------------------------------------------------------------------------------------------------------------------
   Reinsurance recoveries                                                                       $ 386.1          $ 375.3
---------------------------------------------------------------------------------------------------------------------------

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 88 percent of the Company's December 31, 2005, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A++ and B++. The remainder of such ceded reserves is spread among numerous reinsurers. In connection with the Golden Rule transaction, the Company acquired several existing reinsurance ceded agreements with approximately $59 million in ceded reserves. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERC and the Golden Rule transaction in 2005.

The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $121 million at December 31, 2005 compared to $133 million at December 31, 2004. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2005 or 2004 related to the September 11th tragedy.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT:

On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2005 and 2004 was $5.8 million in each year.

The Company has available a $100 million line of credit facility. This line of credit expires on September 6, 2006 and allows the Company to borrow at an interest rate of one-half (1/2) percent over prime or Eurodollar Rate. No amounts have been drawn as of December 31, 2005. The available borrowing against the line of credit is reduced by a standby Letter of Credit related to certain reinsurance business totaling $31.2 million as of December 31, 2005.

On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million and $14.4 million in 2005 and 2004, respectively.

Surplus Notes and Senior Notes:

                                                                                                 2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                      $200.0           $200.0
Surplus notes, 7.75%, due 2026                                                                    75.0             75.0
---------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                             $275.0           $275.0
---------------------------------------------------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES:

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

14. STATUTORY INFORMATION:

AUL, State Life, PML and the insurance subsidiaries of CNL prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

A reconciliation of SAP surplus to GAAP equity at December 31 follows:

At December 31                                                                                   2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
   SAP surplus                                                                                  $  785.2         $  729.9
   Asset valuation reserve                                                                          57.1             56.2
   Deferred policy acquisition costs                                                               620.5            598.3
   Value of business acquired                                                                      118.5              4.4
   Adjustments to policy reserves                                                                 (174.6)          (140.8)
   Interest maintenance reserves                                                                    38.5             24.8
   Unrealized gain on invested assets, net                                                          68.2            127.4
   Surplus notes                                                                                   (75.0)           (75.0)
   Deferred gain on indemnity reinsurance                                                          (85.5)           (93.3)
   Deferred income taxes                                                                           (85.9)           (70.1)
   Other, net                                                                                      (72.2)            20.5
---------------------------------------------------------------------------------------------------------------------------
   GAAP equity                                                                                  $1,194.8         $1,182.3
---------------------------------------------------------------------------------------------------------------------------

A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

Years ended December 31                                                                          2005 (in millions) 2004
---------------------------------------------------------------------------------------------------------------------------
   SAP net income (loss)                                                                        $(10.6)          $30.5
   Deferred policy acquisition costs                                                              20.4            26.1
   Value of business acquired                                                                     67.1(1)           -
   Adjustments to policy reserves                                                                  6.7             1.5
   Deferred income taxes                                                                          (9.6)            0.5
   Other, net                                                                                    (11.9)           (2.3)
---------------------------------------------------------------------------------------------------------------------------
   GAAP net income                                                                              $ 62.1           $56.3
---------------------------------------------------------------------------------------------------------------------------

(1) Pertains to ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.

Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $34.6 million and $34.5 million at December 31, 2005 and 2004, respectively.

State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million and $14 million in dividends to OneAmerica in 2005 and 2004, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $75 million in 2006.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS:

The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheets. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15. FAIR VALUE OF FINANCIAL INSTRUMENTS: (CONTINUED)

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair values of certain financial instruments, along with the corresponding carrying values at December 31, 2005 and 2004, follow:

                                                                   2005       (in millions)         2004
--------------------------------------------------------------------------------------------------------------------
                                                         CARRYING         FAIR            Carrying         Fair
                                                          AMOUNT          VALUE            Amount          Value
--------------------------------------------------------------------------------------------------------------------
Fixed maturity securities:
   Available-for-sale                                    $6,960.4       $6,960.4          $5,397.0        $5,397.0
Equity securities                                            42.1           42.1              41.4            41.4
Mortgage loans                                            1,338.0        1,393.4           1,308.7         1,411.7
Policy contract loans                                       176.7          176.7             166.6           166.6
Surplus notes and notes payable                             275.0          309.4             275.0           295.4
Short-termand other invested assets                          22.8           22.8              23.2            23.2
--------------------------------------------------------------------------------------------------------------------

16. SUBSEQUENT EVENTS:

In January 2006, it was announced that AUL will enter into an agreement to sell the Company's Financial Institutions operations. This transaction will include the Financial Institutions reporting unit consisting of CNL Financial Corporation and its subsidiaries and all credit-related insurance business issued by American United Life Insurance Company. The sale is intended to be a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's business. The transaction is expected to be completed in the 2nd quarter of 2006 and is not expected to result in a material gain or loss to the enterprise.

--------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein.

There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

--------------------------------------------------------------------------------

                           INDIVIDUAL FLEXIBLE PREMIUM
                            DEFERRED VARIABLE ANNUITY
                         (NO WITHDRAWAL CHARGE CONTRACT)

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                     SOLD BY

                                 AMERICAN UNITED
                             LIFE INSURANCE COMPANY(R)

                        ONE AMERICAN SQUARE, P.O.BOX 7127
                         INDIANAPOLIS, INDIANA 46206-7127
                          (800) 537-6442 - WWW.AUL.COM

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATED: MAY 1,2006

--------------------------------------------------------------------------------






                            Part C: Other Information

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

     1.   Included in Prospectus (Part A):

          Condensed Financial Information (7)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial Statements of OneAmerica Financial Partners, Inc. (7)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2005 and 2004

               Consolidated Statements of Operations for years ended December 31, 2005 and 2004

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2005, 2004 and 2003

               Consolidated Statements of Cash Flows for the years ended December 31, 2005 and 2004

               Notes to Consolidated Financial Statements

          (b) Financial Statements of AUL American Individual Variable Annuity Unit Trust (7)

               A Message from the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2005

               Statements of Operations for the year ended December 31, 2005

               Statements of Changes in Net Assets as of December 31, 2005 and 2004

Notes to Financial Statements

(b)  Exhibits

     1.   Resolution  of  the  Executive   Committee  of  American  United  Life
          Insurance Company(R) ("AUL") establishing AUL American Individual Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (5)

          3.2  Form of Selling Agreement (7)

     4.   Individual Variable Annuity Contract Forms

          4.1  Flexible Premium Variable Annuity Contract (1)

          4.2  One Year Flexible Premium Variable Annuity Contract (1)

          4.1 Form of No Load Flexible Premium Variable Annuity Contract NLIVA99 (1)

          4.2  Form of Enhanced Death Benefit Rider LR-162 (1)

          4.3  Form of Guaranteed Minimum Income Benefit Rider LR-163 (2)

          4.4 Form of Long Term Care Facility and Terminal Illness Benefit Rider LR-165 (1)

     5.   Individual Variable Annuity Enrollment Form (3)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Indiana Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (5)

          6.4 Second Amended and Restated Bylaws of American United Life Insurance Company(R) (5)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (2)

          8.2 Form of Participation Agreement with American Century Variable Portfolios (2)

          8.3  Form of Participation Agreement with Calvert Variable Series (2)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (2)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (2)

          8.6  Form of Participation Agreement with Janus Aspen Series (2)

          8.7  Form of Participation Agreement with PBHG Funds, Inc. (2)

          8.8 Form of Participation Agreement with Safeco Resource Series Trust (2)

          8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (2)

          8.10 Form of Participation Agreement with INVESCO Variable Investment Funds, Inc. (3)

          8.11 Form of Amendment to the Participation Agreement with INVESCO Variable Investment Funds, Inc. (4)

          8.12 Form of Participation Agreement with Neuberger Berman (4)

          8.13 Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (5)

          8.14 Form of  Participation  Agreement  between  American  United Life
               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and
               Dreyfus Variable Investment Fund (5)

          8.15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (6)

          8.16 Form   of   Participation   Agreement   between   Pioneer   Funds
               Distributor,    Inc.   and   American   United   Life   Insurance
               Company(R) (6)

          8.17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (6)

          8.18 Form  of  Addendum  to the  Account  Services  Agreement  between
               American   United  Life   Insurance   Company(R)   and  Thornburg
               Investment Management, Inc. (6)

          8.19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (6)

          8.20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (6)

     9. Opinion and Consent of Associate General Counsel of AUL as to the legality of the Contracts being registered (2)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Accountants (7)

          10.2 Consent of Dechert Price & Rhoads (2)

          10.3 Powers of Attorney (7)

          10.4 Rule 483 Certified Resolution (7)

        11. Not applicable

        12. Not applicable

--------------------------------------------------------------------------------

(1)  Filed with the Registrant's Registration Statement on December 31, 1998

(2)  Filed with the Registrant's Pre-Effective Amendment No. 1 on April 1, 1999

(3)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  3  to  the
     Registration Statement on August 28, 2001

(4)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  4  to  the
     Registration Statement on April 30, 2002

(5)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  6  to  the
     Registration Statement on April 28, 2004

(6)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  7  to  the
     Registration Statement on April 29, 2005

(7)  Filed  with  the  Registrant's   Post-Effective  Amendment  No.  8  to  the
     Registration Statement on April 28, 2006

Item 25. Directors and Officers of AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services Canada, Ltd. and AUL Reinsurance Management Services (Bermuda) Ltd. AUL has acquired a 100% equity interest in that company.

CNL FINANCIAL CORPORATION ("CNL") is an intermediate holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five subsidiaries which include two Georgia domiciled insurers, Cherokee National Life Insurance Company ("CNLI") and CNL / Insurance America, Inc. ("CIA") as well as CNL / Resource Marketing Corporation ("REMARC"), a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. CNLI markets credit life and credit disability coverage throughout the southeastern region of the United States, and CIA markets property and casualty insurance coverage in the same geographic area. As a result of the transaction, AUL has acquired 100% of the outstanding common and preferred shares in CNL.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial")is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

INTEGRA REINSURANCE CO., LTD. ("Integra") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, Integra Bank Corporation. On June 27, 2003, AUL invested $400,000 and received 1,300 shares of preferred stock in Integra, until then a wholly-owned subsidiary of Integra Bank Corporation. As a result of this transaction, AUL has acquired a 20.6% equity interest in that company.

LFS REINSURANCE CO., LTD. ("LFS") is a Turks and Caicos, British West Indies domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a subsidiary of its parent, Lendmark Financial Services Inc. On June 29, 2004, AUL invested $400,000 and received 1,325 shares of preferred stock in LFS, until then a wholly-owned subsidiary of Lendmark Financial Services Inc. As a result of this transaction, AUL has acquired a 21.72% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2005, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 0.00 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2005. As a result of the transaction, the separate accounts of AUL have acquired a 100% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2005, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2005, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536) and AUL AMERICAN UNIT TRUST (File No. 811-5929) are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY ("State Life" is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

Item 27. Number of Contractholders


As of March 31, 2006, AUL has issued 13,604 Individual variable annuity contracts associated with the Registrant, 1,035 of which are the No Withdrawal Charge contracts (DirectPoint); 6,242 of which are the SelectPoint contracts; and, 6,327 of which are the StarPoint contracts.


Item 28. Indemnification

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 29. Principal Underwriters

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Life Unit Trust (File No. 811-08311).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:

          Name and Principal                      Positions and Offices
          Business Address*                       with OneAmerica Securities, Inc.
          -------------------                     --------------------------------


          R. Dempsey Adkins                       Director

          Nicholas A. Filing                      Chairman of the Board and President;
                                                   Director

          Constance E. Lund                       Treasurer & Actign Financial Operations
                                                   Principal; Director

          James M. Kellett                        Vice President, Individual Marketing
                                                   Services; Director

          John C. Swhear                          Secretary

          Drew Wieder                             Vice President, Operations

          William F. Yoerger                      Director

          John W. Zeigler                         Vice President, Insurance Agency Registrations

------------------------------

* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.


Item 31. Management Services
There are no management-related service contracts not discussed in Part A or Part B.

Item 32. Undertakings

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


Additional Representations:

(a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

(b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 28th day of April, 2006.

                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                                            (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President &CEO


                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: President & CEO


* By:  /s/ John C. Swhear
       ______________________
       John C. Swhear as attorney-in-fact

Date: April 28, 2006


As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----

_______________________________     Director, Chief            April 28, 2006
J. Scott Davison*                   Financial Officer


_______________________________     Director                   April 28, 2006
Constance E. Lund*


_______________________________     Director                   April 28, 2006
Dayton H. Molendorp*


_______________________________     Director                   April 28, 2006
Mark C. Roller*


_______________________________     Director                   April 28, 2006
G. David Sapp*


_______________________________     Director                   April 28, 2006
Thomas M. Zurek*




    /s/ John C. Swhear
___________________________________________
*By: John C. Swhear as Attorney-in-fact

Date:  April 28, 2006



                                  EXHIBIT LIST


 Exhibit               Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------

     3.2              Form of Selling Agreement

    10.1              Consent of Independent Auditors

    10.3              Powers of Attorney

    10.4              Rule 483 Certified Resolution
